BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 17 Ltd., Series 2022-17A, Class C, (3
Month CME Term SOFR + 2.10%), 2.34%,
01/21/35
(a)(b)
..................... USD 750 $ 741,068
AIG CLO LLC
(a)(b)
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 2.00%, 07/20/34 .... 1,000 988,165
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 2.25%, 07/20/34 .... 1,000 988,681
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 2.24%, 10/17/34 .... 1,000 994,588
Series 2017-AA, Class AR, (LIBOR USD 3
Month + 1.05%), 1.30%, 04/20/34 .... 500 494,571
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.19%,
10/17/34
(a)(b)
..................... 1,000 981,976
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 1,000 957,003
Series 2020-SFR1, Class F, 3.57%,
04/17/37 ..................... 1,000 921,819
Anchorage Capital CLO Ltd., Series 2018-10A,
Class A1A, (LIBOR USD 3 Month + 1.20%),
1.44%, 10/15/31
(a)(b)
................ 500 497,842
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.79%, 05/24/30
(a)(b)
................ 500 497,380
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.41%, 10/15/30
(a)(b)
................ 250 249,230
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (LIBOR USD 3 Month + 1.40%),
1.64%, 07/15/30
(a)(b)
................ 1,000 991,592
Bain Capital Credit CLO Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.34%, 10/17/32
(a)(b)
................ 1,000 991,581
Bardot CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.90%), 2.16%,
10/22/32
(a)(b)
..................... 1,000 988,035
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.42%,
07/15/34
(a)(b)
..................... 500 495,750
Battalion CLO XXII Ltd., Series 2021-22A,
Class A, (LIBOR USD 3 Month + 1.18%),
1.30%, 01/20/35
(a)(b)
................ 1,000 989,091
Bayview Financial Revolving Asset Trust, Series
2005-A, Class A1, (LIBOR USD 1 Month +
1.00%), 1.45%, 02/28/40
(a)(b)
.......... 714 682,577
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3 Month
+ 1.10%), 1.35%, 01/20/31
(a)(b)
......... 500 497,131
Boyce Park CLO Ltd., Series 2022-1A, Class
C, (3 Month CME Term SOFR + 2.10%),
2.65%, 04/21/35
(a)(b)
................ 1,000 986,808
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 1.89%, 07/18/34 .... 1,000 986,168
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.24%, 07/18/34 .... 500 490,170
Canyon Capital CLO Ltd., Series 2016-1A,
Class CR, (LIBOR USD 3 Month + 1.90%),
2.14%, 07/15/31
(a)(b)
................ 1,000 985,506
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (LIBOR USD 3
Month + 1.90%), 2.14%, 07/15/31 .... 1,000 982,974
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-2A, Class AR, (LIBOR USD 3
Month + 1.19%), 1.43%, 10/15/34 .... USD 1,000 $ 990,342
CBAM Ltd., Series 2020-13A, Class A, (LIBOR
USD 3 Month + 1.43%), 1.68%, 01/20/34
(a)(b)
1,000 998,993
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.57%, 04/27/31 ... 650 645,902
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.47%, 07/20/30 .... 1,850 1,841,192
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.34%, 10/17/31 .... 500 499,058
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 2.06%, 04/25/33 .... 1,000 984,141
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.29%, 07/18/30
(a)(b)
................ 500 494,920
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (LIBOR USD 3 Month + 1.22%), 1.46%,
01/18/32
(a)(b)
..................... 1,000 996,578
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.29%, 04/15/28
(a)(b)
................ 500 498,268
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 2.09%, 04/15/29
(a)(b)
.......... 500 494,188
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (LIBOR USD 3
Month + 2.15%), 2.39%, 01/15/34 .... 1,000 991,733
Series 2018-1A, Class C, (LIBOR USD 3
Month + 2.20%), 2.44%, 10/15/30 .... 500 494,301
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 2.31%,
10/25/30
(a)(b)
..................... 1,000 984,303
Elmwood CLO II Ltd., Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.00%), 2.25%,
04/20/34
(a)(b)
..................... 700 696,071
First Franklin Mortgage Loan Trust, Series
2005-FF10, Class A6M, (LIBOR USD 1
Month + 0.70%), 1.16%, 11/25/35
(a)
...... 734 706,236
Flatiron CLO 17 Ltd., Series 2017-1A, Class
CR, (LIBOR USD 3 Month + 1.90%), 2.41%,
05/15/30
(a)(b)
..................... 400 396,735
Galaxy XXII CLO Ltd.
(a)(b)
Series 2016-22A, Class ARR, (LIBOR USD
3 Month + 1.20%), 1.44%, 04/16/34 ... 750 744,701
Series 2016-22A, Class BRR, (LIBOR USD
3 Month + 1.70%), 1.94%, 04/16/34 ... 500 493,825
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class A, (LIBOR USD 3 Month +
1.20%), 1.33%, 10/20/34 .......... 1,000 989,500
Series 9A, Class B, (LIBOR USD 3 Month +
1.70%), 1.88%, 10/20/34 .......... 1,500 1,484,074
Series 9A, Class C, (LIBOR USD 3 Month +
2.25%), 2.38%, 10/20/34 .......... 1,000 992,173
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.43%,
10/15/30
(a)(b)
..................... 750 743,795
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 1.80%), 2.05%, 04/20/34
(a)(b)
.... 2,500 2,438,606
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 2.05%, 07/20/34
(a)(b)
.......... 1,000 992,330

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (LIBOR USD 3 Month + 1.60%),
1.84%, 04/15/34
(a)(b)
................ USD 300 $ 294,836
Greywolf CLO VII Ltd., Series 2018-2A, Class
A1, (LIBOR USD 3 Month + 1.18%), 1.43%,
10/20/31
(a)(b)
..................... 500 497,938
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (LIBOR USD 3 Month + 1.20%),
1.44%, 07/15/34
(a)(b)
................ 1,000 990,282
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (LIBOR USD 3 Month + 1.22%), 1.47%,
04/20/34
(a)(b)
..................... 500 493,890
Highbridge Loan Management Ltd., Series
12A-18, Class A2, (LIBOR USD 3 Month +
1.50%), 1.74%, 07/18/31
(a)(b)
.......... 500 493,500
Invesco CLO Ltd., Series 2021-2A, Class A,
(LIBOR USD 3 Month + 1.12%), 1.36%,
07/15/34
(a)(b)
..................... 1,000 985,852
Kayne CLO III Ltd., Series 2019-3A, Class A,
(LIBOR USD 3 Month + 1.48%), 1.72%,
04/15/32
(a)(b)
..................... 1,000 1,000,624
Madison Park Funding XX Ltd., Series 2016-
20A, Class CR, (LIBOR USD 3 Month +
1.90%), 2.17%, 07/27/30
(a)(b)
.......... 1,000 985,255
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3 Month CME
Term SOFR + 1.80%), 1.96%, 10/15/32 . 1,000 994,133
Series 2019-33A, Class CR, (3 Month CME
Term SOFR + 2.20%), 2.36%, 10/15/32 . 1,000 999,385
Milos CLO Ltd., Series 2017-1A, Class BR,
(LIBOR USD 3 Month + 1.55%), 1.80%,
10/20/30
(a)(b)
..................... 1,000 990,088
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class C, (LIBOR USD 3
Month + 1.75%), 1.99%, 10/18/30
(a)(b)
.... 1,000 982,500
OCP CLO Ltd., Series 2021-22A, Class C,
(LIBOR USD 3 Month + 2.05%), 2.17%,
12/02/34
(a)(b)
..................... 500 493,507
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class BR, (LIBOR USD 3 Month +
1.60%), 1.84%, 07/15/30
(a)(b)
.......... 500 494,830
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (LIBOR USD 3
Month + 1.70%), 1.94%, 10/15/33 .... 1,500 1,482,401
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.39%, 10/15/33 .... 1,000 997,389
OHA Loan Funding Ltd., Series 2013-1A,
Class BR2, (LIBOR USD 3 Month + 1.60%),
1.86%, 07/23/31
(a)(b)
................ 1,000 990,602
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 1.54%, 11/14/34 .... 1,000 989,034
Series 2019-1A, Class A2R, (LIBOR USD 3
Month + 1.70%), 2.09%, 11/14/34 .... 1,000 989,082
Series 2021-2A, Class C, (LIBOR USD 3
Month + 1.80%), 2.04%, 07/15/34 .... 1,000 981,746
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 2.27%, 04/20/35 . 500 497,136
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.05%), 2.52%, 04/20/35 . 500 498,173
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 2.49%, 07/15/34
(a)(b)
.... 1,000 985,387
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Pikes Peak CLO 6
(a)(b)
Series 2020-6A, Class AR2, (LIBOR USD 3
Month + 1.17%), 1.66%, 05/18/34 .... USD 500 $ 495,084
Series 2020-6A, Class BR2, (LIBOR USD 3
Month + 1.70%), 2.19%, 05/18/34 .... 500 494,259
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 2.00%,
07/20/34
(a)(b)
..................... 500 495,040
PPM CLO 4 Ltd., Series 2020-4A, Class CR,
(LIBOR USD 3 Month + 2.10%), 2.34%,
10/18/34
(a)(b)
..................... 750 741,482
PPM CLO 5 Ltd., Series 2021-5A, Class A,
(LIBOR USD 3 Month + 1.20%), 1.32%,
10/18/34
(a)(b)
..................... 1,500 1,484,393
Progress Residential Trust
(b)
Series 2020-SFR1, Class F, 3.43%,
04/17/37 ..................... 1,000 940,092
Series 2020-SFR2, Class A, 2.08%,
06/17/37 ..................... 1,000 956,628
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ..................... 1,000 955,222
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(LIBOR USD 3 Month + 2.05%), 2.19%,
10/30/34
(a)(b)
..................... 1,000 986,574
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.49%, 10/17/30
(a)(b)
................ 500 497,661
Regatta XI Funding Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.89%,
07/17/31
(a)(b)
..................... 650 644,550
Regatta XIV Funding Ltd., Series 2018-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
1.45%, 10/25/31
(a)(b)
................ 1,000 998,714
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (LIBOR USD 3 Month + 1.85%),
2.11%, 10/25/31
(a)(b)
................ 700 696,548
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class C, (LIBOR USD 3
Month + 1.80%), 2.05%, 10/20/30 .... 1,000 987,709
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.48%, 08/20/32 .... 500 495,040
Series 2021-3A, Class A1, (LIBOR USD 3
Month + 1.18%), 1.31%, 10/20/34 .... 1,250 1,237,386
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.15%), 2.28%, 10/20/34 .... 1,000 990,363
Signal Peak CLO 9 Ltd., Series 2021-9A, Class
B, (LIBOR USD 3 Month + 1.70%), 1.96%,
07/21/34
(a)(b)
..................... 500 492,841
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class B, (LIBOR USD 3 Month + 1.70%),
1.95%, 07/20/34
(a)(b)
................ 1,000 988,048
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (LIBOR USD 3 Month + 1.17%), 1.41%,
07/15/34
(a)(b)
..................... 1,000 989,456
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 1.75%), 2.05%, 01/29/32 .... 1,000 983,111
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 2.75%), 3.05%, 01/29/32 .... 1,000 985,816
TCW CLO Ltd., Series 2021-1A, Class C,
(LIBOR USD 3 Month + 1.90%), 2.15%,
03/18/34
(a)(b)
..................... 500 484,279
TICP CLO VI Ltd., Series 2016-6A, Class BR2,
(LIBOR USD 3 Month + 1.50%), 1.74%,
01/15/34
(a)(b)
..................... 1,000 984,976

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO VII Ltd., Series 2017-7A, Class ASR,
(LIBOR USD 3 Month + 1.27%), 1.51%,
04/15/33
(a)(b)
..................... USD 1,300 $ 1,293,352
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.60%, 07/20/30
(a)(b)
................ 1,000 990,966
Total Asset-Backed Securities — 7.9%
(Cost: $82,350,882) ............................... 81,368,831
Shares
Shares
Common Stocks
Banks — 0.5%
Bank Rakyat Indonesia Persero Tbk. PT .... 2,986,700 964,659
Citizens Financial Group, Inc. ........... 39,918 1,809,483
DBS Group Holdings Ltd. .............. 36,300 951,141
M&T Bank Corp. .................... 10,289 1,743,985
5,469,268
Beverages — 0.2%
Diageo plc ........................ 40,414 2,049,983
Biotechnology — 0.2%
AbbVie, Inc. ....................... 14,440 2,340,868
Building Products — 0.0%
AZEK Co., Inc. (The)
(c)
................ 54 1,341
Capital Markets — 0.3%
Intercontinental Exchange, Inc. .......... 20,032 2,646,628
Chemicals — 0.1%
Air Liquide SA ...................... 4,862 850,577
Consumer Finance — 0.1%
Synchrony Financial .................. 43,497 1,514,131
Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV .................. 26,548 92,121
TELUS Corp. ...................... 77,162 2,015,847
2,107,968
Electric Utilities — 0.2%
EDP - Energias de Portugal SA .......... 443,946 2,185,053
Electrical Equipment — 0.2%
Schneider Electric SE ................. 10,073 1,691,160
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity Ltd. .................. 9,293 1,217,197
Energy Equipment & Services — 0.1%
Baker Hughes Co. ................... 22,434 816,822
Food & Staples Retailing — 0.1%
Wal-Mart de Mexico SAB de CV .......... 228,723 937,316
Health Care Equipment & Supplies — 0.2%
Medtronic plc ...................... 18,946 2,102,059
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc. ............... 3,936 2,007,242
Household Durables — 0.1%
Taylor Wimpey plc ................... 604,648 1,029,666
Household Products — 0.2%
Reckitt Benckiser Group plc ............. 30,736 2,344,725
Security
Shares
Shares Value
Insurance — 0.5%
Assurant, Inc. ...................... 9,017 $ 1,639,561
Prudential plc ...................... 139,610 2,061,100
Zurich Insurance Group AG ............. 3,371 1,664,937
5,365,598
IT Services — 0.5%
Amadeus IT Group SA
(c)
............... 9,853 640,623
Fidelity National Information Services, Inc. ... 21,139 2,122,779
Paychex, Inc. ...................... 7,090 967,572
Visa, Inc., Class A ................... 8,222 1,823,393
5,554,367
Leisure Products — 0.2%
Hasbro, Inc. ....................... 22,058 1,806,991
Machinery — 0.2%
Otis Worldwide Corp. ................. 20,355 1,566,317
Media — 0.2%
Comcast Corp., Class A ............... 41,891 1,961,337
Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp. ............. 106 4,742
Energy Transfer LP .................. 2,317 25,927
Williams Cos., Inc. (The) ............... 24,715 825,728
856,397
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A ..... 5,951 1,620,576
Pharmaceuticals — 0.7%
AstraZeneca plc .................... 18,427 2,443,661
Novo Nordisk A/S, Class B ............. 22,991 2,550,073
Sanofi ........................... 25,009 2,556,911
7,550,645
Professional Services — 0.3%
NMG, Inc.
(c)
........................ 265 43,394
RELX plc ......................... 80,571 2,506,526
2,549,920
Semiconductors & Semiconductor Equipment — 0.4%
MediaTek, Inc. ...................... 36,000 1,120,339
Taiwan Semiconductor Manufacturing Co. Ltd. 99,000 2,030,839
Texas Instruments, Inc. ................ 6,543 1,200,510
4,351,688
Software — 0.5%
Intuit, Inc. ......................... 2,996 1,440,596
Microsoft Corp. ..................... 10,422 3,213,207
4,653,803
Technology Hardware, Storage & Peripherals — 0.1%
Logitech International SA (Registered) ...... 11,037 820,404
Textiles, Apparel & Luxury Goods — 0.4%
EssilorLuxottica SA .................. 9,707 1,775,319
Kering SA ......................... 2,357 1,488,039
LVMH Moet Hennessy Louis Vuitton SE ..... 1,382 986,471
4,249,829
Tobacco — 0.2%
Philip Morris International, Inc. ........... 16,663 1,565,322
Trading Companies & Distributors — 0.1%
Ferguson plc ....................... 10,565 1,431,345

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.1%
KDDI Corp. ........................ 34,700 $ 1,137,696
Total Common Stocks — 7.7%
(Cost: $73,555,025) ............................... 78,354,239
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.8%
Bombardier, Inc.
(b)
7.50%, 12/01/24 .................. USD 66 68,145
7.50%, 03/15/25 .................. 10 10,051
7.13%, 06/15/26 .................. 485 475,300
7.88%, 04/15/27 .................. 195 190,927
6.00%, 02/15/28 .................. 173 162,143
7.45%, 05/01/34 .................. 100 101,500
Howmet Aerospace, Inc., 5.13%, 10/01/24 .. 2 2,070
L3Harris Technologies, Inc.
3.83%, 04/27/25 .................. 75 76,043
3.85%, 12/15/26 .................. 100 101,948
4.40%, 06/15/28 .................. 1,655 1,721,105
2.90%, 12/15/29 .................. 250 240,311
1.80%, 01/15/31 .................. 1,025 890,596
5.05%, 04/27/45 .................. 50 56,362
Rolls-Royce plc, 5.75%, 10/15/27
(b)
....... 600 615,840
Spirit AeroSystems, Inc.
(b)
5.50%, 01/15/25 .................. 57 57,142
7.50%, 04/15/25 .................. 28 29,010
TransDigm, Inc.
8.00%, 12/15/25
(b)
................. 557 582,499
6.25%, 03/15/26
(b)
................. 1,774 1,821,259
6.38%, 06/15/26 .................. 23 23,208
7.50%, 03/15/27 .................. 39 40,170
4.63%, 01/15/29 .................. 131 122,481
4.88%, 05/01/29 .................. 104 97,476
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 378 399,244
7,884,830
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 .................. 40 39,421
4.25%, 05/15/30 .................. 150 157,352
4.55%, 04/01/46 .................. 195 204,166
5.25%, 05/15/50 .................. 75 86,858
487,797
Airlines — 0.4%
Air Canada, 3.88%, 08/15/26
(b)
.......... 176 166,100
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)
......... 15 14,093
American Airlines Pass-Through Trust
Series 2019-1, Class B, 3.85%, 02/15/28 . 65 57,567
Series 2017-1, Class AA, 3.65%, 02/15/29 59 57,227
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................. 710 828,918
5.50%, 04/20/26 .................. 313 314,854
5.75%, 04/20/29 .................. 493 491,285
British Airways Pass-Through Trust, Series
2019-1, Class A, 3.35%, 06/15/29
(b)
..... 37 34,588
Delta Air Lines, Inc.
3.80%, 04/19/23 .................. 100 100,625
7.00%, 05/01/25
(b)
................. 59 63,196
4.75%, 10/20/28
(b)
................. 242 243,853
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ 86 86,049
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
253 263,753
Security
Par (000)
Par (000) Value
Airlines (continued)
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
USD 13 $ 14,001
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 . 30 29,845
Series 2020-1, Class A, 5.88%, 10/15/27 . 552 571,543
Series 2019-2, Class AA, 2.70%, 05/01/32 42 38,541
United Airlines, Inc.
(b)
4.38%, 04/15/26 .................. 324 318,711
4.63%, 04/15/29 .................. 487 463,112
4,157,861
Auto Components — 0.4%
Adient US LLC, 9.00%, 04/15/25
(b)
....... 21 21,840
Allison Transmission, Inc.
(b)
5.88%, 06/01/29 .................. 210 214,089
3.75%, 01/30/31 .................. 28 25,400
Aptiv plc
2.40%, 02/18/25 .................. 145 141,247
3.25%, 03/01/32 .................. 265 251,166
5.40%, 03/15/49 .................. 25 27,307
3.10%, 12/01/51 .................. 345 274,270
BorgWarner, Inc., 5.00%, 10/01/25
(b)
...... 100 104,917
Clarios Global LP
(b)
6.75%, 05/15/25 .................. 340 352,080
6.25%, 05/15/26 .................. 493 507,174
8.50%, 05/15/27 .................. 1,088 1,128,800
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 67 67,168
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
..................... 42 36,518
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 .................. 47 49,763
5.00%, 07/15/29
(b)
................. 49 45,646
5.25%, 07/15/31
(b)
................. 61 56,407
5.63%, 04/30/33 .................. 141 129,720
Icahn Enterprises LP
4.75%, 09/15/24 .................. 109 109,496
6.25%, 05/15/26 .................. 77 78,540
5.25%, 05/15/27 .................. 247 242,412
4.38%, 02/01/29 .................. 63 57,802
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
... 24 20,640
Tenneco, Inc., 7.88%, 01/15/29
(b)
........ 18 18,968
3,961,370
Automobiles — 0.9%
BMW US Capital LLC, 1.25%, 08/12/26
(b)
... 60 55,233
Daimler Finance North America LLC
(b)
3.25%, 08/01/24 .................. 175 175,304
1.45%, 03/02/26 .................. 150 139,593
Ford Motor Co.
0.00%, 03/15/26
(d)(e)
................ 76 89,832
4.35%, 12/08/26 .................. 182 183,107
3.25%, 02/12/32 .................. 320 285,802
4.75%, 01/15/43 .................. 21 19,073
5.29%, 12/08/46 .................. 60 58,236
General Motors Co.
5.40%, 10/02/23 .................. 325 336,270
4.00%, 04/01/25 .................. 425 428,937
6.13%, 10/01/25 .................. 50 53,676
6.80%, 10/01/27 .................. 225 253,966
6.25%, 10/02/43 .................. 351 397,965
6.75%, 04/01/46 .................. 60 72,261
5.95%, 04/01/49 .................. 99 110,018
Hyundai Capital America
(b)
0.80%, 01/08/24 .................. 675 644,323
1.00%, 09/17/24 .................. 655 616,060
1.80%, 10/15/25 .................. 395 368,921

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Automobiles (continued)
Nissan Motor Acceptance Co. LLC
(b)
3.88%, 09/21/23 .................. USD 78 $ 78,437
2.00%, 03/09/26 .................. 700 640,365
2.45%, 09/15/28 .................. 115 100,387
Nissan Motor Co. Ltd.
(b)
3.04%, 09/15/23 .................. 1,530 1,526,582
3.52%, 09/17/25 .................. 610 597,832
4.35%, 09/17/27 .................. 285 280,832
Stellantis Finance US, Inc., 1.71%, 01/29/27
(b)
200 182,290
Thor Industries, Inc., 4.00%, 10/15/29
(b)
.... 26 22,825
Volkswagen Group of America Finance LLC
(b)
0.75%, 11/23/22 .................. 300 297,405
1.25%, 11/24/25 .................. 800 737,376
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
38 38,428
8,791,336
Banks — 6.3%
AIB Group plc, (LIBOR USD 3 Month + 1.87%),
4.26%, 04/10/25
(a)(b)
............... 675 676,292
Banco Bilbao Vizcaya Argentaria SA, (USD
Swap Semi 5 Year + 3.87%), 6.13%
(a)(f)
... 800 777,000
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
300 263,535
Banco Santander SA
3.13%, 02/23/23 .................. 200 201,438
3.85%, 04/12/23 .................. 200 202,604
2.71%, 06/27/24 .................. 200 197,878
2.75%, 05/28/25 .................. 200 194,893
1.85%, 03/25/26 .................. 400 373,865
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
............... 200 180,640
3.31%, 06/27/29 .................. 200 193,676
Bank of America Corp.
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24
(a)
.................... 400 404,522
4.20%, 08/26/24 .................. 300 307,291
4.00%, 01/22/25 .................. 250 254,577
(SOFR + 0.67%), 1.84%, 02/04/25
(a)
.... 60 58,664
(LIBOR USD 3 Month + 0.97%), 3.46%,
03/15/25
(a)
.................... 80 80,483
Series L, 3.95%, 04/21/25 ........... 873 889,580
(LIBOR USD 3 Month + 1.09%), 3.09%,
10/01/25
(a)
.................... 795 792,303
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
.................... 225 221,085
(SOFR + 0.65%), 1.53%, 12/06/25
(a)
.... 60 57,378
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
.................... 290 290,146
(LIBOR USD 3 Month + 0.64%), 2.01%,
02/13/26
(a)
.................... 300 288,765
4.45%, 03/03/26 .................. 312 322,667
(SOFR + 1.15%), 1.32%, 06/19/26
(a)
.... 140 131,204
4.25%, 10/22/26 .................. 91 93,664
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
.... 100 92,418
(SOFR + 1.05%), 2.55%, 02/04/28
(a)
.... 700 668,838
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
.................... 150 150,959
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
.................... 300 300,522
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 960 950,299
(SOFR + 1.06%), 2.09%, 06/14/29
(a)
.... 150 137,017
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
.................... 145 147,340
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
.................... 300 290,287
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR + 2.15%), 2.59%, 04/29/31
(a)
.... USD 295 $ 272,157
(SOFR + 1.32%), 2.69%, 04/22/32
(a)
.... 420 386,248
(SOFR + 1.21%), 2.57%, 10/20/32
(a)
.... 425 386,182
(SOFR + 1.33%), 2.97%, 02/04/33
(a)
.... 440 412,277
Series L, 4.75%, 04/21/45 ........... 185 200,586
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
.................... 290 300,101
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
.... 30 25,512
Bank of Ireland Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.10%), 2.03%, 09/30/27
(a)(b)
........ 520 470,948
Banque Federative du Credit Mutuel SA,
2.13%, 11/21/22
(b)
................ 200 200,234
Barclays Bank plc
(d)(e)
0.00%, 02/04/25 .................. 234 381,080
Series VUN, 0.00%, 02/18/25 ......... 369 392,933
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(f)
.......................... 475 492,354
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%),
1.01%, 12/10/24
(a)
............... 400 384,028
3.65%, 03/16/25 .................. 250 250,463
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
.................... 200 201,627
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(f)
..................... 325 331,906
4.38%, 01/12/26 .................. 400 408,381
5.20%, 05/12/26 .................. 270 280,735
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(f)
..................... 475 418,357
4.84%, 05/09/28 .................. 200 204,215
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
.................... 400 414,926
BNP Paribas SA
4.25%, 10/15/24 .................. 200 204,474
3.38%, 01/09/25
(b)
................. 400 397,972
(LIBOR USD 3 Month + 2.24%), 4.70%,
01/10/25
(a)(b)
................... 200 204,200
(LIBOR USD 3 Month + 1.11%), 2.82%,
11/19/25
(a)(b)
................... 200 195,272
(SOFR + 1.00%), 1.32%, 01/13/27
(a)(b)
... 200 182,113
(USD Swap Semi 5 Year + 3.98%), 7.00%
(a)
(b)(f)
......................... 200 216,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.62%
(a)(b)(f)
.................... 1,150 1,026,387
BofA Finance LLC, 0.13%, 09/01/22
(d)
..... 262 262,917
Citigroup, Inc.
(LIBOR USD 3 Month + 0.90%), 3.35%,
04/24/25
(a)
.................... 650 651,546
4.60%, 03/09/26 .................. 400 414,772
(SOFR + 2.84%), 3.11%, 04/08/26
(a)
..... 950 941,925
3.40%, 05/01/26 .................. 175 176,354
3.20%, 10/21/26 .................. 100 99,212
4.30%, 11/20/26 .................. 155 159,399
(SOFR + 0.77%), 1.12%, 01/28/27
(a)
.... 375 344,022
4.45%, 09/29/27 .................. 850 876,721
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
.................... 370 374,162
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
.................... 125 125,028
4.13%, 07/25/28 .................. 100 101,513

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
.................... USD 125 $ 123,825
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 250 237,127
(SOFR + 3.91%), 4.41%, 03/31/31
(a)
.... 200 207,631
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
..... 595 545,084
(SOFR + 1.17%), 2.56%, 05/01/32
(a)
.... 190 171,336
(SOFR + 1.35%), 3.06%, 01/25/33
(a)
.... 65 60,732
(SOFR + 1.94%), 3.79%, 03/17/33
(a)
.... 545 540,274
(SOFR + 1.38%), 2.90%, 11/03/42
(a)
..... 130 111,386
Commonwealth Bank of Australia
(b)
1.13%, 06/15/26 .................. 115 106,054
3.78%, 03/14/32 .................. 240 231,970
Cooperatieve Rabobank UA
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.34%, 06/24/26 ................ 295 275,333
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%),
1.11%, 02/24/27 ................ 250 228,609
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%),
1.98%, 12/15/27 ................ 555 515,143
Credit Agricole SA
(a)(b)
(USD Swap Semi 5 Year + 6.19%), 8.12%
(f)
1,225 1,362,102
(SOFR + 0.89%), 1.25%, 01/26/27 ...... 250 227,444
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
4.75%
(f)
...................... 810 735,018
Danske Bank A/S
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
............... 485 478,743
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%),
3.77%, 03/28/25
(b)
............... 200 200,459
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(f)(g)
..................... 725 748,562
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26
(b)
............... 200 184,938
Discover Bank
4.20%, 08/08/23 .................. 250 254,193
(USD Swap Semi 5 Year + 1.73%), 4.68%,
08/09/28
(a)
.................... 375 380,270
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 0.72%),
1.54%, 05/25/27
(a)(b)
............... 200 183,901
HSBC Holdings plc
4.25%, 03/14/24 .................. 225 228,289
(SOFR + 0.53%), 0.73%, 08/17/24
(a)
.... 880 851,117
(SOFR + 0.58%), 1.16%, 11/22/24
(a)
..... 200 193,112
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
.................... 200 200,941
(SOFR + 0.71%), 0.98%, 05/24/25
(a)
.... 235 223,095
(SOFR + 1.40%), 2.63%, 11/07/25
(a)
..... 250 243,850
(SOFR + 1.43%), 3.00%, 03/10/26
(a)
.... 200 196,091
(SOFR + 1.54%), 1.64%, 04/18/26
(a)
.... 300 282,288
4.38%, 11/23/26 .................. 250 254,550
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(f)
..................... 260 232,050
(SOFR + 1.19%), 2.80%, 05/24/32
(a)
.... 320 290,765
ING Groep NV
4.10%, 10/02/23 .................. 200 203,368
3.55%, 04/09/24 .................. 200 202,479
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.40%, 07/01/26
(a)(b)
.............. USD 200 $ 185,026
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
3.88%
(a)(f)
..................... 860 748,200
Intesa Sanpaolo SpA
(b)
3.13%, 07/14/22 .................. 620 620,923
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32
(a)
............... 435 384,544
JPMorgan Chase & Co.
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
.................... 400 406,403
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 550 538,663
(3 Month CME Term SOFR + 1.59%),
2.00%, 03/13/26
(a)
............... 435 419,369
(SOFR + 0.80%), 1.05%, 11/19/26
(a)
..... 375 346,228
4.13%, 12/15/26 .................. 400 413,914
(3 Month CME Term SOFR + 0.70%),
1.04%, 02/04/27
(a)
............... 490 448,996
(SOFR + 0.89%), 1.58%, 04/22/27
(a)
.... 800 745,102
(SOFR + 0.77%), 1.47%, 09/22/27
(a)
.... 325 299,509
4.25%, 10/01/27 .................. 149 153,844
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 490 496,270
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
.... 206 193,258
(SOFR + 1.02%), 2.07%, 06/01/29
(a)
.... 225 207,350
(SOFR + 2.52%), 2.96%, 05/13/31
(a)
.... 100 93,570
(SOFR + 1.25%), 2.58%, 04/22/32
(a)
.... 280 256,523
(SOFR + 1.26%), 2.96%, 01/25/33
(a)
.... 255 240,402
6.40%, 05/15/38 .................. 60 78,217
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
.................... 455 458,908
(SOFR + 2.46%), 3.11%, 04/22/41
(a)
..... 535 483,500
(SOFR + 1.46%), 3.16%, 04/22/42
(a)
.... 350 317,299
5.63%, 08/16/43 .................. 50 60,869
4.85%, 02/01/44 .................. 65 73,950
4.95%, 06/01/45 .................. 160 180,996
Series W, (LIBOR USD 3 Month + 1.00%),
1.51%, 05/15/47
(a)
............... 117 100,620
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.33%, 06/15/23
(a)
............... 200 199,501
4.05%, 08/16/23 .................. 510 519,079
4.50%, 11/04/24 .................. 400 408,722
4.45%, 05/08/25 .................. 650 666,119
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(f)
.......................... 200 212,583
4.58%, 12/10/25 .................. 540 551,113
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
2.44%, 02/05/26
(a)
............... 200 192,859
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(f)
..................... 200 210,056
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
............... 200 183,390
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23 .................. 220 223,380
3.41%, 03/07/24 .................. 70 70,717
1.41%, 07/17/25 .................. 400 374,739

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%),
1.64%, 10/13/27
(a)
............... USD 200 $ 183,857
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
2.34%, 01/19/28
(a)
............... 200 188,897
3.96%, 03/02/28 .................. 105 106,519
3.20%, 07/18/29 .................. 200 194,111
2.05%, 07/17/30 .................. 400 354,131
Mizuho Financial Group, Inc., (SOFR + 1.25%),
1.24%, 07/10/24
(a)
................ 220 215,302
NatWest Group plc
3.88%, 09/12/23 .................. 650 656,656
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
............... 380 376,913
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25
(a)
.................... 500 505,799
4.80%, 04/05/26 .................. 200 206,762
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27
(a)
............... 200 182,843
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28
(a)
............... 400 383,953
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.10%),
3.75%, 11/01/29
(a)
............... 200 198,416
(LIBOR USD 3 Month + 1.91%), 5.08%,
01/27/30
(a)
.................... 200 212,954
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35
(a)
............... 400 354,873
Nordea Bank Abp
(b)
3.75%, 08/30/23 .................. 220 223,078
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(f)
..................... 550 574,585
1.50%, 09/30/26 .................. 800 734,468
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75%
(a)(f)
..................... 260 223,166
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/24 .................. 100 98,839
3.45%, 04/23/29 .................. 70 71,162
2.55%, 01/22/30 .................. 75 71,582
Royal Bank of Canada, 2.25%, 11/01/24 .... 170 167,615
Santander UK Group Holdings plc
(a)
(LIBOR USD 3 Month + 1.57%), 4.80%,
11/15/24 ..................... 200 204,542
(SOFR + 1.22%), 2.47%, 01/11/28 ...... 300 279,017
Santander UK plc, 5.00%, 11/07/23
(b)
...... 487 498,128
Skandinaviska Enskilda Banken AB
(b)
0.85%, 09/02/25 .................. 200 184,772
1.20%, 09/09/26 .................. 200 183,673
Societe Generale SA
(a)(b)
(USD Swap Rate 5 Year + 5.87%), 8.00%
(f)
400 432,060
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.79%, 06/09/27 ................ 625 563,169
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(f)
...................... 400 373,024
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.14%), 4.30%
(a)(b)(f)
.............. 400 351,014
Security
Par (000)
Par (000) Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
2.45%, 09/27/24 .................. USD 250 $ 245,586
2.35%, 01/15/25 .................. 200 194,347
1.40%, 09/17/26 .................. 200 182,454
3.54%, 01/17/28 .................. 100 99,212
3.94%, 07/19/28 .................. 100 101,659
2.75%, 01/15/30 .................. 250 234,566
Svenska Handelsbanken AB, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.63%), 1.42%, 06/11/27
(a)(b)
..... 250 230,377
UniCredit SpA
3.75%, 04/12/22
(b)
................. 705 705,158
(USD Swap Semi 5 Year + 5.18%), 8.00%
(a)
(f)(g)
......................... 400 417,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%),
1.98%, 06/03/27
(a)(b)
.............. 285 256,894
US Bancorp, 1.38%, 07/22/30 .......... 5 4,328
Wells Fargo & Co.
3.75%, 01/24/24 .................. 700 712,785
(LIBOR USD 3 Month + 0.75%), 2.16%,
02/11/26
(a)
.................... 320 309,526
(LIBOR USD 3 Month + 0.50%), 0.74%,
01/15/27
(a)
.................... 20 19,405
4.30%, 07/22/27 .................. 131 136,024
(SOFR + 1.51%), 3.53%, 03/24/28
(a)
.... 395 394,207
(SOFR + 2.10%), 2.39%, 06/02/28
(a)
.... 150 141,840
4.15%, 01/24/29 .................. 75 77,794
(SOFR + 1.43%), 2.88%, 10/30/30
(a)
.... 75 71,283
(SOFR + 1.50%), 3.35%, 03/02/33
(a)
.... 565 549,091
5.61%, 01/15/44 .................. 150 178,540
4.40%, 06/14/46 .................. 360 373,230
4.75%, 12/07/46 .................. 100 108,719
(SOFR + 4.50%), 5.01%, 04/04/51
(a)
.... 275 326,362
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.75%),
2.67%, 11/15/35
(a)
............... 135 117,894
3.13%, 11/18/41 .................. 135 115,856
64,297,926
Beverages — 0.3%
Anheuser-Busch Cos. LLC
3.65%, 02/01/26 .................. 245 250,393
4.70%, 02/01/36 .................. 395 423,643
4.90%, 02/01/46 .................. 407 452,643
Anheuser-Busch InBev Finance, Inc., 4.90%,
02/01/46 ...................... 115 127,897
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 .................. 140 151,784
4.95%, 01/15/42 .................. 25 27,600
4.44%, 10/06/48 .................. 55 57,574
5.55%, 01/23/49 .................. 70 85,349
4.50%, 06/01/50 .................. 205 219,031
4.75%, 04/15/58 .................. 320 346,999
5.80%, 01/23/59 .................. 105 132,516
4.60%, 06/01/60 .................. 225 239,141
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................. 300 277,290
Keurig Dr Pepper, Inc., 4.42%, 05/25/25 .... 130 134,341
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
42 35,809
2,962,010
Biotechnology — 0.5%
AbbVie, Inc.
2.60%, 11/21/24 .................. 100 99,308
3.80%, 03/15/25 .................. 580 590,778

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Biotechnology (continued)
3.60%, 05/14/25 .................. USD 1,165 $ 1,180,297
3.20%, 05/14/26 .................. 225 225,605
2.95%, 11/21/26 .................. 145 143,637
4.50%, 05/14/35 .................. 405 434,685
4.05%, 11/21/39 .................. 215 220,892
4.75%, 03/15/45 .................. 100 108,863
4.45%, 05/14/46 .................. 155 164,700
4.88%, 11/14/48 .................. 150 169,532
4.25%, 11/21/49 .................. 357 370,465
Amgen, Inc.
2.60%, 08/19/26 .................. 125 123,210
2.00%, 01/15/32 .................. 120 106,332
4.40%, 05/01/45 .................. 30 31,502
4.56%, 06/15/48 .................. 35 37,634
3.00%, 01/15/52 .................. 150 126,866
4.20%, 02/22/52 .................. 85 87,907
4.40%, 02/22/62 .................. 85 87,911
Baxalta, Inc., 3.60%, 06/23/22 .......... 9 9,009
Gilead Sciences, Inc.
3.70%, 04/01/24 .................. 100 101,788
3.50%, 02/01/25 .................. 335 339,530
3.65%, 03/01/26 .................. 165 167,807
4.80%, 04/01/44 .................. 25 27,482
4.50%, 02/01/45 .................. 82 87,371
4.75%, 03/01/46 .................. 304 336,887
5,379,998
Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
..................... 64 64,092
Carlisle Cos., Inc., 2.20%, 03/01/32 ....... 265 230,872
Carrier Global Corp., 2.24%, 02/15/25 ..... 10 9,735
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
..................... 188 174,473
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
.... 144 122,780
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 .................. 30 30,911
4.63%, 12/15/25 .................. 16 15,400
4.88%, 12/15/27 .................. 6 5,745
Masonite International Corp.
(b)
5.38%, 02/01/28 .................. 23 23,172
3.50%, 02/15/30 .................. 81 72,799
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 .................. 31 29,803
9.75%, 07/15/28 .................. 36 36,315
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
.. 345 340,260
Standard Industries, Inc.
(b)
5.00%, 02/15/27 .................. 55 54,520
4.38%, 07/15/30 .................. 212 194,183
Summit Materials LLC, 5.25%, 01/15/29
(b)
... 58 57,275
Victors Merger Corp., 6.38%, 05/15/29
(b)
.... 60 49,115
1,511,450
Capital Markets — 2.6%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
39 37,474
Blackstone Private Credit Fund
(b)
2.70%, 01/15/25 .................. 195 186,220
4.70%, 03/24/25 .................. 271 274,956
2.63%, 12/15/26 .................. 275 247,489
3.25%, 03/15/27 .................. 470 430,740
Charles Schwab Corp. (The)
3.63%, 04/01/25 .................. 200 203,073
1.15%, 05/13/26 .................. 300 279,353
2.45%, 03/03/27 .................. 110 106,785
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 74 69,560
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Credit Suisse AG
2.95%, 04/09/25 .................. USD 250 $ 247,253
1.25%, 08/07/26 .................. 375 341,961
Credit Suisse Group AG
3.80%, 06/09/23 .................. 600 605,501
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(f)
......................... 400 403,000
3.75%, 03/26/25 .................. 250 249,075
(SOFR + 1.56%), 2.59%, 09/11/25
(a)(b)
... 250 241,502
4.55%, 04/17/26 .................. 500 508,638
(SOFR + 2.04%), 2.19%, 06/05/26
(a)(b)
... 485 455,455
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(a)(b)(f)
.................... 550 542,888
(SOFR + 0.98%), 1.31%, 02/02/27
(a)(b)
... 330 295,151
Deutsche Bank AG
(a)
(SOFR + 2.16%), 2.22%, 09/18/24 ...... 740 723,807
(SOFR + 1.13%), 1.45%, 04/01/25 ...... 555 530,061
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%),
6.00%
(f)
...................... 800 780,000
(SOFR + 1.87%), 2.13%, 11/24/26 ...... 150 139,049
(SOFR + 1.32%), 2.55%, 01/07/28 ...... 450 415,145
Goldman Sachs Group, Inc. (The)
1.22%, 12/06/23 .................. 235 229,320
3.50%, 01/23/25 .................. 350 352,936
3.50%, 04/01/25 .................. 460 463,431
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
.................... 295 295,558
4.25%, 10/21/25 .................. 100 102,424
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
.... 100 93,162
3.75%, 02/25/26 .................. 100 101,577
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65%
(a)(f)
..................... 400 366,000
3.50%, 11/16/26 .................. 285 286,185
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 410 377,815
(SOFR + 0.91%), 1.95%, 10/21/27
(a)
.... 250 232,337
(SOFR + 1.11%), 2.64%, 02/24/28
(a)
..... 300 286,838
(LIBOR USD 3 Month + 1.16%), 3.81%,
04/23/29
(a)
.................... 75 75,544
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
.................... 225 230,376
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
.... 575 498,111
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
.... 195 177,228
(SOFR + 1.25%), 2.38%, 07/21/32
(a)
.... 100 88,570
(SOFR + 1.26%), 2.65%, 10/21/32
(a)
.... 275 248,617
6.13%, 02/15/33 .................. 90 107,852
(SOFR + 1.41%), 3.10%, 02/24/33
(a)
.... 1,230 1,159,383
6.75%, 10/01/37 .................. 175 220,525
5.15%, 05/22/45 .................. 65 72,626
Intercontinental Exchange, Inc., 4.25%,
09/21/48 ...................... 65 69,775
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(c)(h)(i)
................... 203 —
Morgan Stanley
(SOFR + 0.46%), 0.53%, 01/25/24
(a)
.... 650 639,425
(LIBOR USD 3 Month + 0.85%), 3.74%,
04/24/24
(a)
.................... 100 100,990
(SOFR + 0.53%), 0.79%, 05/30/25
(a)
.... 455 432,265
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
.... 454 449,447
4.00%, 07/23/25 .................. 430 440,121
3.88%, 01/27/26 .................. 250 254,756
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
.... 575 555,432
(SOFR + 0.72%), 0.98%, 12/10/26
(a)
.... 420 385,187

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.63%, 01/20/27 .................. USD 275 $ 277,364
3.95%, 04/23/27 .................. 210 213,392
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... 710 659,648
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
.... 1,140 1,047,892
(SOFR + 1.00%), 2.48%, 01/21/28
(a)
.... 200 190,664
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 75 75,209
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... 300 302,341
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 165 164,142
(SOFR + 1.02%), 1.93%, 04/28/32
(a)
.... 160 138,294
(SOFR + 1.29%), 2.94%, 01/21/33
(a)
.... 250 234,434
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
.... 55 50,595
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
.... 40 33,279
MSCI, Inc.
(b)
4.00%, 11/15/29 .................. 12 11,654
3.63%, 09/01/30 .................. 58 54,369
3.88%, 02/15/31 .................. 16 15,170
3.63%, 11/01/31 .................. 49 46,121
3.25%, 08/15/33 .................. 104 93,477
Nomura Holdings, Inc.
1.65%, 07/14/26 .................. 200 183,946
2.61%, 07/14/31 .................. 200 179,762
Northern Trust Corp., 3.15%, 05/03/29 ..... 50 49,992
OWL Rock Core Income Corp., 5.50%,
03/21/25
(b)
..................... 75 74,809
S&P Global, Inc.
(b)
2.45%, 03/01/27 .................. 150 145,944
2.90%, 03/01/32 .................. 105 101,792
3.70%, 03/01/52 .................. 30 30,418
State Street Corp.
(a)
(LIBOR USD 3 Month + 0.77%), 3.78%,
12/03/24 ..................... 55 55,985
(LIBOR USD 3 Month + 1.00%), 1.83%,
06/15/47 ..................... 1,388 1,193,687
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(f)
.......................... 200 180,500
UBS Group AG
(a)
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(b)
.................... 925 926,389
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(f)
.......................... 800 834,648
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
............... 255 248,052
(USD Swap Semi 5 Year + 4.87%), 7.00%
(f)
(g)
.......................... 200 211,792
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%),
4.88%
(b)(f)
..................... 520 501,644
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
............... 255 231,461
26,466,815
Chemicals — 0.6%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ...................... 50 47,640
Ashland LLC, 3.38%, 09/01/31
(b)
......... 132 116,490
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 .................. 200 192,409
3.38%, 02/15/29 .................. 300 263,760
Chemours Co. (The), 5.75%, 11/15/28
(b)
.... 37 35,950
Diamond BC BV, 4.63%, 10/01/29
(b)
....... 209 187,578
Dow Chemical Co. (The), 3.60%, 11/15/50 .. 20 18,608
Security
Par (000)
Par (000) Value
Chemicals (continued)
DuPont de Nemours, Inc.
4.21%, 11/15/23 .................. USD 500 $ 511,642
5.32%, 11/15/38 .................. 110 126,340
5.42%, 11/15/48 .................. 61 73,595
Eastman Chemical Co., 4.80%, 09/01/42 ... 65 68,204
Ecolab, Inc., 2.70%, 12/15/51 .......... 265 226,980
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 829 774,079
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
... 229 209,249
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 180 180,168
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 46 46,575
HB Fuller Co., 4.25%, 10/15/28 ......... 32 29,958
Herens Midco SARL, 4.75%, 05/15/28
(b)
.... 200 179,346
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 145 146,813
Ingevity Corp., 3.88%, 11/01/28
(b)
........ 26 23,500
International Flavors & Fragrances, Inc.
(b)
1.23%, 10/01/25 .................. 800 740,577
2.30%, 11/01/30 .................. 35 31,243
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
. 87 84,390
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... 43 40,005
LYB International Finance III LLC
1.25%, 10/01/25 .................. 241 223,067
4.20%, 10/15/49 .................. 75 74,250
3.63%, 04/01/51 .................. 100 90,479
LyondellBasell Industries NV, 4.63%, 02/26/55 25 25,437
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
46 43,815
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
.. 67 67,753
PMHC II, Inc., 9.00%, 02/15/30
(b)
........ 34 29,920
PPG Industries, Inc., 1.20%, 03/15/26 ..... 45 41,662
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(b)
.. 56 50,269
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 .................. 91 79,351
4.38%, 02/01/32 .................. 10 8,856
Sherwin-Williams Co. (The)
2.75%, 06/01/22 .................. 5 5,006
2.30%, 05/15/30 .................. 45 41,147
4.50%, 06/01/47 .................. 100 105,908
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
. 736 688,234
5,930,253
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The), 4.13%, 06/15/23 .. 14 14,152
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 .................. 516 522,104
9.75%, 07/15/27 .................. 425 439,289
4.63%, 06/01/28 .................. 607 571,514
6.00%, 06/01/29 .................. 400 352,866
APi Escrow Corp., 4.75%, 10/15/29
(b)
...... 38 35,292
APi Group DE, Inc., 4.13%, 07/15/29
(b)
..... 50 46,080
APX Group, Inc.
(b)
6.75%, 02/15/27 .................. 91 93,020
5.75%, 07/15/29 .................. 101 92,145
Aramark Services, Inc.
(b)
5.00%, 04/01/25 .................. 310 310,595
6.38%, 05/01/25 .................. 35 35,929
5.00%, 02/01/28 .................. 51 49,470
Brink's Co. (The), 5.50%, 07/15/25
(b)
...... 14 14,110
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 .................. 66 65,835
5.13%, 07/15/29 .................. 256 256,960
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................. 78 74,467
5.00%, 09/01/30 .................. 54 51,165
Garda World Security Corp.
(b)
4.63%, 02/15/27 .................. 84 80,510
9.50%, 11/01/27 .................. 115 117,875

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 .................. USD 18 $ 17,887
3.75%, 08/01/25 .................. 53 52,030
5.13%, 12/15/26 .................. 344 346,924
4.00%, 08/01/28 .................. 166 152,720
3.50%, 09/01/28 .................. 109 102,334
4.75%, 06/15/29 .................. 98 93,223
4.38%, 08/15/29 .................. 111 102,536
IAA, Inc., 5.50%, 06/15/27
(b)
........... 141 141,352
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... 27 25,920
Madison IAQ LLC
(b)
4.13%, 06/30/28 .................. 37 34,101
5.88%, 06/30/29 .................. 314 281,815
Nielsen Finance LLC
(b)
5.63%, 10/01/28 .................. 73 73,526
5.88%, 10/01/30 .................. 203 203,507
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 .................. 24 24,572
5.75%, 04/15/26 .................. 22 22,444
6.25%, 01/15/28 .................. 278 272,049
RELX Capital, Inc., 3.50%, 03/16/23 ...... 40 40,343
Republic Services, Inc.
0.88%, 11/15/25 .................. 90 82,782
3.38%, 11/15/27 .................. 35 35,127
3.95%, 05/15/28 .................. 140 143,910
2.30%, 03/01/30 .................. 100 92,148
2.38%, 03/15/33 .................. 20 17,955
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
..................... 25 25,250
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ 13 12,090
Waste Management, Inc.
1.50%, 03/15/31 .................. 180 154,913
2.50%, 11/15/50 .................. 35 28,204
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 208 196,577
5,999,617
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 414 408,274
Ciena Corp., 4.00%, 01/31/30
(b)
......... 41 39,463
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
..................... 130 123,124
CommScope, Inc.
(b)
6.00%, 03/01/26 .................. 59 59,684
8.25%, 03/01/27 .................. 117 113,782
7.13%, 07/01/28 .................. 159 143,637
4.75%, 09/01/29 .................. 176 162,098
Motorola Solutions, Inc.
4.60%, 02/23/28 .................. 250 257,040
4.60%, 05/23/29 .................. 285 296,367
2.30%, 11/15/30 .................. 120 105,199
2.75%, 05/24/31 .................. 275 248,815
5.50%, 09/01/44 .................. 10 10,996
Nokia OYJ, 6.63%, 05/15/39 ........... 32 38,120
Viasat, Inc.
(b)
5.63%, 09/15/25 .................. 143 139,664
5.63%, 04/15/27 .................. 30 29,550
6.50%, 07/15/28 .................. 160 153,600
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 207 194,253
2,523,666
Construction & Engineering — 0.0%
(b)
Arcosa, Inc., 4.38%, 04/15/29 .......... 130 123,337
Brand Industrial Services, Inc., 8.50%, 07/15/25 157 146,023
Dycom Industries, Inc., 4.50%, 04/15/29 .... 35 32,987
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
MasTec, Inc., 4.50%, 08/15/28 .......... USD 58 $ 57,465
359,812
Consumer Finance — 1.6%
AerCap Ireland Capital DAC
4.13%, 07/03/23 .................. 150 150,893
4.88%, 01/16/24 .................. 175 177,364
3.50%, 01/15/25 .................. 1,060 1,041,413
4.45%, 10/01/25 .................. 270 270,918
2.45%, 10/29/26 .................. 375 346,857
3.65%, 07/21/27 .................. 220 213,162
3.00%, 10/29/28 .................. 165 152,161
3.30%, 01/30/32 .................. 150 135,219
Ally Financial, Inc.
5.75%, 11/20/25 .................. 609 640,426
2.20%, 11/02/28 .................. 160 144,539
American Express Co.
3.40%, 02/22/24 .................. 200 202,723
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%),
3.55%
(a)(f)
..................... 1,275 1,161,908
2.55%, 03/04/27 .................. 245 238,219
American Honda Finance Corp.
2.15%, 09/10/24 .................. 50 49,243
1.50%, 01/13/25 .................. 200 192,702
1.20%, 07/08/25 .................. 100 94,234
1.00%, 09/10/25 .................. 625 582,009
1.30%, 09/09/26 .................. 125 116,002
Capital One Financial Corp.
3.90%, 01/29/24 .................. 180 182,811
3.75%, 04/24/24 .................. 330 334,810
3.30%, 10/30/24 .................. 300 301,633
(SOFR + 0.69%), 1.34%, 12/06/24
(a)
.... 430 416,980
4.25%, 04/30/25 .................. 135 138,650
(SOFR + 1.29%), 2.64%, 03/03/26
(a)
.... 605 591,993
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(f)
..................... 1,000 930,100
3.80%, 01/31/28 .................. 195 196,225
(SOFR + 1.27%), 2.62%, 11/02/32
(a)
..... 100 90,046
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
..................... 28 24,990
Ford Motor Credit Co. LLC
3.35%, 11/01/22 .................. 300 300,690
3.81%, 01/09/24 .................. 200 199,675
5.58%, 03/18/24 .................. 400 411,412
4.13%, 08/04/25 .................. 400 399,550
3.38%, 11/13/25 .................. 255 249,248
2.70%, 08/10/26 .................. 200 186,002
4.95%, 05/28/27 .................. 300 305,040
2.90%, 02/16/28 .................. 200 180,750
5.11%, 05/03/29 .................. 200 201,186
4.00%, 11/13/30 .................. 200 188,340
General Motors Financial Co., Inc.
3.25%, 01/05/23 .................. 175 176,487
4.15%, 06/19/23 .................. 800 811,626
4.00%, 01/15/25 .................. 235 237,888
4.35%, 04/09/25 .................. 535 544,118
4.30%, 07/13/25 .................. 35 35,521
1.25%, 01/08/26 .................. 530 484,986
4.35%, 01/17/27 .................. 150 152,537
2.35%, 02/26/27 .................. 100 93,260
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
....... 84 76,095
Navient Corp.
6.13%, 03/25/24 .................. 20 20,350

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.88%, 10/25/24 .................. USD 23 $ 23,463
5.50%, 03/15/29 .................. 103 95,919
OneMain Finance Corp.
6.88%, 03/15/25 .................. 159 167,192
7.13%, 03/15/26 .................. 35 37,411
3.50%, 01/15/27 .................. 110 101,750
6.63%, 01/15/28 .................. 282 295,395
5.38%, 11/15/29 .................. 21 20,403
4.00%, 09/15/30 .................. 48 42,360
SLM Corp., 3.13%, 11/02/26 ........... 65 60,287
Synchrony Financial
4.25%, 08/15/24 .................. 150 152,093
3.95%, 12/01/27 .................. 90 89,133
Toyota Motor Credit Corp.
1.80%, 02/13/25 .................. 100 97,076
0.80%, 10/16/25 .................. 115 106,679
1.15%, 08/13/27 .................. 340 308,044
2.15%, 02/13/30 .................. 190 176,220
1.90%, 09/12/31 .................. 75 66,474
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
67 63,038
16,275,928
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... 400 365,750
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(b)
................ 710 639,816
Ardagh Packaging Finance plc
(b)
4.13%, 08/15/26 .................. 259 249,527
5.25%, 08/15/27 .................. 400 369,750
Ball Corp.
2.88%, 08/15/30 .................. 12 10,759
3.13%, 09/15/31 .................. 139 124,224
Berry Global, Inc., 1.57%, 01/15/26 ....... 430 400,579
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 .................. 167 168,879
8.75%, 04/15/30 .................. 141 132,716
Crown Americas LLC, 4.25%, 09/30/26 .... 34 34,085
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 154 173,781
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
10 9,075
Graphic Packaging International LLC
(b)
4.75%, 07/15/27 .................. 15 15,150
3.50%, 03/15/28 .................. 143 134,420
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
..................... 51 52,530
LABL, Inc., 5.88%, 11/01/28
(b)
.......... 98 91,875
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 174 173,309
Sealed Air Corp., 4.00%, 12/01/27
(b)
...... 96 93,600
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 8 7,680
Sonoco Products Co., 2.25%, 02/01/27 .... 85 80,480
Trivium Packaging Finance BV
(b)
5.50%, 08/15/26
(k)
................. 400 398,352
8.50%, 08/15/27 .................. 1,000 995,000
WestRock MWV LLC, 8.20%, 01/15/30 ..... 125 160,465
WRKCo, Inc.
3.75%, 03/15/25 .................. 155 156,596
3.90%, 06/01/28 .................. 209 209,796
4.90%, 03/15/29 .................. 125 134,618
3.00%, 06/15/33 .................. 200 186,789
5,569,601
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 .................. 5 4,803
3.88%, 11/15/29 .................. 17 15,853
Security
Par (000)
Par (000) Value
Distributors (continued)
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 USD 41 $ 38,630
Wolverine Escrow LLC, 9.00%, 11/15/26 .... 92 61,640
120,926
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
... 25 25,674
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
... 81 76,225
Service Corp. International, 4.00%, 05/15/31 . 232 215,837
Sotheby's
(b)
7.38%, 10/15/27 .................. 600 614,454
5.88%, 06/01/29 .................. 200 193,500
Trustees of Boston University, Series CC,
4.06%, 10/01/48 ................. 21 22,386
1,148,076
Diversified Financial Services — 0.4%
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 200 191,496
LSEGA Financing plc, 1.38%, 04/06/26
(b)
... 300 276,060
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
..................... 99 94,903
NTT Finance Corp., 1.16%, 04/03/26
(b)
..... 1,035 954,260
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 .................. 333 369,176
7.38%, 09/01/25 .................. 79 82,494
Shell International Finance BV
2.38%, 11/07/29 .................. 10 9,472
2.75%, 04/06/30 .................. 10 9,700
3.63%, 08/21/42 .................. 25 24,545
3.00%, 11/26/51 .................. 15 13,425
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 113 109,892
Siemens Financieringsmaatschappij NV
(b)
1.20%, 03/11/26 .................. 510 473,450
2.88%, 03/11/41 .................. 250 225,607
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 930 967,200
3,801,680
Diversified Telecommunication Services — 1.9%
Altice France Holding SA
(b)
10.50%, 05/15/27 ................. 1,525 1,595,920
6.00%, 02/15/28 .................. 400 345,000
Altice France SA
(b)
5.50%, 01/15/28 .................. 320 296,544
5.13%, 07/15/29 .................. 380 340,575
5.50%, 10/15/29 .................. 200 179,456
AT&T, Inc.
3.60%, 07/15/25 .................. 260 263,308
1.70%, 03/25/26 .................. 95 89,935
4.35%, 03/01/29 .................. 140 148,151
2.55%, 12/01/33 .................. 253 224,776
4.50%, 05/15/35 .................. 655 693,875
6.55%, 02/15/39 .................. 325 417,553
4.85%, 03/01/39 .................. 100 108,832
5.35%, 09/01/40 .................. 473 541,222
6.38%, 03/01/41 .................. 150 194,169
3.50%, 06/01/41 .................. 415 382,099
3.10%, 02/01/43 .................. 100 86,329
4.65%, 06/01/44 .................. 17 17,710
4.75%, 05/15/46 .................. 25 27,152
3.55%, 09/15/55 .................. 225 198,442
3.80%, 12/01/57 .................. 71 64,776
CCO Holdings LLC
4.75%, 03/01/30
(b)
................. 206 197,809
4.50%, 08/15/30
(b)
................. 50 46,915
4.25%, 02/01/31
(b)
................. 326 295,845
4.75%, 02/01/32
(b)
................. 94 87,537
4.50%, 05/01/32 .................. 378 345,756
4.50%, 06/01/33
(b)
................. 74 66,415

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.25%, 01/15/34
(b)
................. USD 392 $ 340,450
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 380 350,132
Frontier Communications Corp.
(b)
5.88%, 10/15/27 .................. 282 280,111
5.00%, 05/01/28 .................. 325 312,000
6.75%, 05/01/29 .................. 146 140,160
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(b)
..................... 173 160,025
Iliad Holding SAS
(b)
6.50%, 10/15/26 .................. 200 200,540
7.00%, 10/15/28 .................. 200 200,296
Level 3 Financing, Inc.
(b)
4.63%, 09/15/27 .................. 175 164,733
4.25%, 07/01/28 .................. 273 250,616
3.63%, 01/15/29 .................. 36 31,500
3.75%, 07/15/29 .................. 14 12,407
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 ........... 27 28,036
5.13%, 12/15/26
(b)
................. 503 479,107
4.00%, 02/15/27
(b)
................. 158 147,151
Series G, 6.88%, 01/15/28 ........... 51 50,906
4.50%, 01/15/29
(b)
................. 294 252,839
5.38%, 06/15/29
(b)
................. 181 161,203
Series P, 7.60%, 09/15/39 ........... 8 7,683
Series U, 7.65%, 03/15/42 ........... 49 47,285
Sprint Capital Corp.
6.88%, 11/15/28 .................. 417 483,174
8.75%, 03/15/32 .................. 641 863,427
Switch Ltd.
(b)
3.75%, 09/15/28 .................. 100 96,975
4.13%, 06/15/29 .................. 431 423,996
Telecom Italia Capital SA
6.38%, 11/15/33 .................. 84 80,281
6.00%, 09/30/34 .................. 178 167,332
7.20%, 07/18/36 .................. 29 28,203
7.72%, 06/04/38 .................. 21 21,416
Telefonica Emisiones SA
4.10%, 03/08/27 .................. 150 153,412
5.52%, 03/01/49 .................. 150 168,605
Verizon Communications, Inc.
0.85%, 11/20/25 .................. 135 124,899
1.45%, 03/20/26 .................. 690 648,698
1.50%, 09/18/30 .................. 100 86,839
2.55%, 03/21/31 .................. 100 92,905
4.27%, 01/15/36 .................. 1,265 1,332,663
2.65%, 11/20/40 .................. 250 212,665
3.40%, 03/22/41 .................. 665 623,382
2.85%, 09/03/41 .................. 130 114,433
2.99%, 10/30/56 .................. 325 267,502
3.70%, 03/22/61 .................. 317 293,629
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 .................. 1,049 965,321
6.13%, 03/01/28 .................. 1,091 976,445
19,099,483
Electric Utilities — 1.7%
Alabama Power Co., 3.75%, 03/01/45 ..... 25 23,968
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
245 247,719
Baltimore Gas & Electric Co.
3.35%, 07/01/23 .................. 300 301,595
4.25%, 09/15/48 .................. 50 53,066
3.20%, 09/15/49 .................. 50 45,075
2.90%, 06/15/50 .................. 95 82,592
CenterPoint Energy Houston Electric LLC,
Series AG, 3.00%, 03/01/32 .......... 100 97,767
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Duke Energy Carolinas LLC
2.85%, 03/15/32 .................. USD 340 $ 328,626
6.10%, 06/01/37 .................. 24 28,434
6.05%, 04/15/38 .................. 100 124,333
3.75%, 06/01/45 .................. 100 98,299
3.70%, 12/01/47 .................. 60 58,528
3.95%, 03/15/48 .................. 50 51,297
3.20%, 08/15/49 .................. 200 185,519
3.45%, 04/15/51 .................. 25 24,232
Duke Energy Corp.
3.95%, 10/15/23 .................. 335 339,219
3.75%, 04/15/24 .................. 360 365,351
2.65%, 09/01/26 .................. 100 97,327
2.55%, 06/15/31 .................. 100 91,430
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/82
(a)
............... 335 296,931
Duke Energy Florida LLC
2.50%, 12/01/29 .................. 395 371,501
1.75%, 06/15/30 .................. 140 124,626
2.40%, 12/15/31 .................. 75 69,207
6.40%, 06/15/38 .................. 115 149,632
5.65%, 04/01/40 .................. 50 60,704
Duke Energy Progress LLC
3.45%, 03/15/29 .................. 313 313,616
4.10%, 05/15/42 .................. 150 154,508
4.10%, 03/15/43 .................. 25 25,469
2.50%, 08/15/50 .................. 30 24,367
Edison International
2.40%, 09/15/22 .................. 250 250,222
Series B, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.90%),
5.00%
(a)(f)
..................... 65 61,002
Emera US Finance LP, 0.83%, 06/15/24 .... 265 250,812
Enel Finance International NV, 1.38%,
07/12/26
(b)
..................... 695 637,937
Entergy Corp.
0.90%, 09/15/25 .................. 375 343,883
2.95%, 09/01/26 .................. 150 147,494
2.40%, 06/15/31 .................. 100 89,762
Eversource Energy, Series H, 3.15%, 01/15/25 200 199,504
Exelon Corp.
2.75%, 03/15/27
(b)
................. 40 38,975
4.05%, 04/15/30 .................. 50 51,612
4.70%, 04/15/50 .................. 70 76,984
FirstEnergy Corp.
Series A, 3.35%, 07/15/22
(k)
.......... 17 16,979
Series B, 4.40%, 07/15/27
(k)
.......... 185 186,175
2.65%, 03/01/30 .................. 303 275,092
Series B, 2.25%, 09/01/30 ........... 7 6,195
Series C, 7.38%, 11/15/31 ........... 28 34,534
Series C, 5.35%, 07/15/47
(k)
.......... 50 52,167
Series C, 3.40%, 03/01/50 ........... 456 384,084
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 .................. 205 205,987
5.45%, 07/15/44 .................. 193 210,409
4.55%, 04/01/49 .................. 56 53,502
Florida Power & Light Co.
5.96%, 04/01/39 .................. 50 63,034
4.13%, 02/01/42 .................. 120 126,368
3.70%, 12/01/47 .................. 25 25,458
3.95%, 03/01/48 .................. 50 53,197
3.15%, 10/01/49 .................. 60 55,926
2.88%, 12/04/51 .................. 97 86,958

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Interstate Power and Light Co.
3.25%, 12/01/24 .................. USD 100 $ 100,441
3.50%, 09/30/49 .................. 25 22,717
MidAmerican Energy Co.
3.65%, 04/15/29 .................. 225 231,267
4.25%, 07/15/49 .................. 310 338,231
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
................ 265 267,376
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 .................. 90 84,405
1.90%, 06/15/28 .................. 250 230,338
2.25%, 06/01/30 .................. 100 91,535
2.44%, 01/15/32 .................. 145 132,592
3.00%, 01/15/52 .................. 117 99,887
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%),
3.80%, 03/15/82
(a)
............... 725 667,646
NextEra Energy Operating Partners LP
(b)
4.25%, 07/15/24 .................. 62 62,744
4.25%, 09/15/24 .................. 4 4,030
Northern States Power Co.
2.90%, 03/01/50 .................. 62 54,696
2.60%, 06/01/51 .................. 60 50,746
NRG Energy, Inc.
(b)
2.45%, 12/02/27 .................. 145 133,734
3.63%, 02/15/31 .................. 43 37,822
3.88%, 02/15/32 .................. 128 112,640
Ohio Power Co.
Series P, 2.60%, 04/01/30 ........... 200 189,356
4.00%, 06/01/49 .................. 120 119,555
Series R, 2.90%, 10/01/51 ........... 120 99,443
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 .................. 240 238,044
2.75%, 05/15/30 .................. 132 125,799
4.10%, 11/15/48 .................. 146 154,261
3.10%, 09/15/49 .................. 100 91,623
3.70%, 05/15/50 .................. 264 265,200
2.70%, 11/15/51
(b)
................. 150 128,346
Pacific Gas & Electric Co.
1.37%, 03/10/23 .................. 460 451,899
3.40%, 08/15/24 .................. 190 188,198
3.45%, 07/01/25 .................. 274 267,273
3.30%, 12/01/27 .................. 440 415,075
4.50%, 07/01/40 .................. 50 45,522
4.45%, 04/15/42 .................. 85 75,311
4.00%, 12/01/46 .................. 46 38,265
4.95%, 07/01/50 .................. 404 380,527
5.25%, 03/01/52 .................. 130 132,386
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 152 149,539
PECO Energy Co., 2.85%, 09/15/51 ...... 90 77,882
PG&E Corp., 5.25%, 07/01/30 .......... 48 46,555
PPL Electric Utilities Corp., 3.95%, 06/01/47 . 25 25,528
Progress Energy, Inc., 6.00%, 12/01/39 .... 105 125,084
Public Service Co. of Colorado
3.80%, 06/15/47 .................. 60 60,257
Series 34, 3.20%, 03/01/50 .......... 125 116,640
2.70%, 01/15/51 .................. 75 63,534
Southern California Edison Co.
Series J, 0.70%, 08/01/23 ........... 230 224,031
1.10%, 04/01/24 .................. 505 487,320
Series E, 3.70%, 08/01/25 ........... 300 304,984
4.00%, 04/01/47 .................. 46 44,198
Series C, 4.13%, 03/01/48 ........... 9 8,854
Series B, 4.88%, 03/01/49 ........... 65 69,061
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.65%, 02/01/50 .................. USD 75 $ 69,425
Series 20A, 2.95%, 02/01/51 ......... 75 61,276
Series H, 3.65%, 06/01/51 ........... 135 125,643
3.45%, 02/01/52 .................. 100 89,845
Tampa Electric Co.
4.45%, 06/15/49 .................. 100 107,225
3.45%, 03/15/51 .................. 35 32,581
Virginia Electric & Power Co.
8.88%, 11/15/38 .................. 205 322,400
4.45%, 02/15/44 .................. 100 107,003
2.45%, 12/15/50 .................. 125 99,953
Vistra Operations Co. LLC, 4.38%, 05/01/29
(b)
86 81,270
Wisconsin Electric Power Co., 2.05%, 12/15/24 250 244,442
17,492,650
Electrical Equipment — 0.0%
(b)
Sensata Technologies BV
5.63%, 11/01/24 .................. 9 9,304
5.00%, 10/01/25 .................. 4 4,055
4.00%, 04/15/29 .................. 44 41,898
Vertiv Group Corp., 4.13%, 11/15/28 ...... 449 409,764
465,021
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.05%, 03/01/25 ........ 70 68,096
II-VI, Inc., 5.00%, 12/15/29
(b)
........... 212 207,230
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 .................. 411 393,058
3.75%, 02/15/31 .................. 18 16,650
685,034
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 .................. 59 59,662
6.25%, 04/01/28 .................. 564 555,873
ChampionX Corp., 6.38%, 05/01/26 ....... 16 16,320
Halliburton Co.
3.50%, 08/01/23 .................. 21 21,190
3.80%, 11/15/25 .................. 2 2,043
2.92%, 03/01/30 .................. 165 159,506
5.00%, 11/15/45 .................. 85 92,164
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 .................. 20 20,000
7.50%, 01/15/28 .................. 52 50,700
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
... 220 228,525
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 ...................... 40 37,948
Tervita Corp., 11.00%, 12/01/25
(b)
........ 35 39,642
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 19 19,618
USA Compression Partners LP
6.88%, 04/01/26 .................. 360 363,240
6.88%, 09/01/27 .................. 98 98,376
Weatherford International Ltd.
(b)
6.50%, 09/15/28 .................. 5 5,169
8.63%, 04/30/30 .................. 221 224,392
1,994,368
Entertainment — 0.2%
AMC Entertainment Holdings, Inc.
(b)
10.00%, 06/15/26 ................. 134 120,683
7.50%, 02/15/29 .................. 186 180,746
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
..................... 246 237,083
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 .................. 9 9,036
6.50%, 05/15/27 .................. 297 316,311
4.75%, 10/15/27 .................. 180 175,500

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Entertainment (continued)
Netflix, Inc., 4.38%, 11/15/26 ........... USD 237 $ 246,465
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... 267 246,307
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 55 57,628
Walt Disney Co. (The)
4.63%, 03/23/40 .................. 92 101,824
3.50%, 05/13/40 .................. 201 195,772
WMG Acquisition Corp., 3.88%, 07/15/30
(b)
.. 4 3,810
1,891,165
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26 .................. 200 203,550
2.75%, 12/15/29 .................. 175 165,898
4.90%, 12/15/30 .................. 185 204,524
2.00%, 05/18/32 .................. 275 240,356
1.88%, 02/01/33 .................. 160 135,327
American Tower Corp.
3.00%, 06/15/23 .................. 35 35,111
5.00%, 02/15/24 .................. 285 294,786
2.40%, 03/15/25 .................. 680 661,749
4.00%, 06/01/25 .................. 175 177,338
1.30%, 09/15/25 .................. 100 93,147
1.45%, 09/15/26 .................. 90 82,116
3.38%, 10/15/26 .................. 185 182,531
3.95%, 03/15/29 .................. 255 255,340
2.10%, 06/15/30 .................. 270 235,470
1.88%, 10/15/30 .................. 150 127,660
2.70%, 04/15/31 .................. 170 153,748
2.30%, 09/15/31 .................. 150 130,984
3.70%, 10/15/49 .................. 60 53,475
Boston Properties LP
4.50%, 12/01/28 .................. 155 163,475
3.40%, 06/21/29 .................. 30 29,739
3.25%, 01/30/31 .................. 85 82,206
2.45%, 10/01/33 .................. 195 169,061
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 67 62,533
Camden Property Trust, 2.80%, 05/15/30 ... 70 67,275
Crown Castle International Corp.
3.20%, 09/01/24 .................. 280 280,328
1.05%, 07/15/26 .................. 600 542,063
4.30%, 02/15/29 .................. 45 46,225
3.10%, 11/15/29 .................. 60 56,851
2.25%, 01/15/31 .................. 250 220,346
2.50%, 07/15/31 .................. 240 214,091
2.90%, 04/01/41 .................. 200 165,552
4.15%, 07/01/50 .................. 60 58,526
CTR Partnership LP, 3.88%, 06/30/28
(b)
.... 132 124,439
Diversified Healthcare Trust, 9.75%, 06/15/25 21 22,103
Duke Realty LP, 2.88%, 11/15/29 ........ 50 47,930
Equinix, Inc.
1.25%, 07/15/25 .................. 695 647,940
2.90%, 11/18/26 .................. 75 72,628
1.55%, 03/15/28 .................. 150 132,432
3.90%, 04/15/32 .................. 250 248,420
3.00%, 07/15/50 .................. 25 20,386
2.95%, 09/15/51 .................. 185 147,396
3.40%, 02/15/52 .................. 75 64,946
ERP Operating LP
2.85%, 11/01/26 .................. 90 88,203
4.15%, 12/01/28 .................. 50 51,695
2.50%, 02/15/30 .................. 50 47,114
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 117 107,637
GLP Capital LP
4.00%, 01/15/30 .................. 675 655,162
3.25%, 01/15/32 .................. 40 36,292
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
.... USD 144 $ 136,800
Healthpeak Properties, Inc.
3.00%, 01/15/30 .................. 55 52,836
2.88%, 01/15/31 .................. 50 47,350
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 83 77,813
Iron Mountain, Inc.
(b)
5.25%, 07/15/30 .................. 68 66,640
5.63%, 07/15/32 .................. 196 193,115
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 .................. 56 57,651
4.63%, 06/15/25
(b)
................. 90 90,675
4.50%, 09/01/26 .................. 353 354,765
4.50%, 01/15/28 .................. 135 136,012
3.88%, 02/15/29
(b)
................. 97 95,303
Mid-America Apartments LP, 1.70%, 02/15/31 45 39,017
MPT Operating Partnership LP
5.00%, 10/15/27 .................. 22 22,371
4.63%, 08/01/29 .................. 306 302,940
3.50%, 03/15/31 .................. 331 307,404
Prologis LP
3.88%, 09/15/28 .................. 50 51,257
2.25%, 04/15/30 .................. 100 92,905
Realty Income Corp.
3.00%, 01/15/27 .................. 125 123,078
3.95%, 08/15/27 .................. 155 159,224
2.20%, 06/15/28 .................. 110 101,474
2.85%, 12/15/32 .................. 95 89,753
Regency Centers LP, 4.13%, 03/15/28 ..... 70 72,318
RHP Hotel Properties LP
4.75%, 10/15/27 .................. 293 281,951
4.50%, 02/15/29
(b)
................. 126 118,440
RLJ Lodging Trust LP
(b)
3.75%, 07/01/26 .................. 51 48,450
4.00%, 09/15/29 .................. 37 34,220
SBA Communications Corp., 3.88%, 02/15/27 300 292,628
Service Properties Trust
4.35%, 10/01/24 .................. 10 9,625
7.50%, 09/15/25 .................. 129 135,327
5.50%, 12/15/27 .................. 41 39,545
Simon Property Group LP
3.75%, 02/01/24 .................. 240 243,604
3.80%, 07/15/50 .................. 175 172,574
UDR, Inc., 2.10%, 08/01/32 ............ 70 60,329
Uniti Group LP
(b)
7.88%, 02/15/25 .................. 28 29,092
4.75%, 04/15/28 .................. 117 110,420
6.50%, 02/15/29 .................. 246 229,358
6.00%, 01/15/30 .................. 65 58,500
Ventas Realty LP
3.00%, 01/15/30 .................. 55 52,633
4.75%, 11/15/30 .................. 100 106,419
VICI Properties LP
(b)
3.50%, 02/15/25 .................. 436 429,569
4.25%, 12/01/26 .................. 127 126,467
3.75%, 02/15/27 .................. 65 63,212
4.63%, 12/01/29 .................. 208 207,480
4.13%, 08/15/30 .................. 353 340,772
Welltower, Inc., 2.05%, 01/15/29 ......... 140 127,400
14,094,820
Food & Staples Retailing — 0.2%
7-Eleven, Inc.
(b)
0.80%, 02/10/24 .................. 225 216,143
0.95%, 02/10/26 .................. 550 499,883

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 .................. USD 109 $ 103,007
4.63%, 01/15/27 .................. 261 252,313
5.88%, 02/15/28 .................. 115 114,611
4.88%, 02/15/30 .................. 6 5,842
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
..................... 127 115,729
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
29 29,725
US Foods, Inc.
(b)
6.25%, 04/15/25 .................. 29 29,725
4.75%, 02/15/29 .................. 101 96,328
Walmart, Inc., 2.65%, 09/22/51 ......... 170 151,119
1,614,425
Food Products — 0.3%
Chobani LLC
(b)
7.50%, 04/15/25 .................. 315 304,542
4.63%, 11/15/28 .................. 191 176,197
General Mills, Inc.
4.00%, 04/17/25 .................. 95 96,970
2.25%, 10/14/31 .................. 10 8,970
JBS USA LUX SA, 3.75%, 12/01/31
(b)
...... 147 136,451
JDE Peet's NV, 1.38%, 01/15/27
(b)
........ 655 587,986
Kraft Heinz Foods Co.
3.00%, 06/01/26 .................. 65 64,080
3.88%, 05/15/27 .................. 108 109,781
6.50%, 02/09/40 .................. 35 41,737
4.38%, 06/01/46 .................. 194 191,602
4.88%, 10/01/49 .................. 428 450,954
5.50%, 06/01/50 .................. 328 372,454
Lamb Weston Holdings, Inc.
(b)
4.13%, 01/31/30 .................. 63 58,832
4.38%, 01/31/32 .................. 61 56,987
McCormick & Co., Inc., 0.90%, 02/15/26 .... 95 86,891
Pilgrim's Pride Corp.
(b)
4.25%, 04/15/31 .................. 10 9,250
3.50%, 03/01/32 .................. 211 184,200
Post Holdings, Inc.
(b)
5.63%, 01/15/28 .................. 61 59,875
5.50%, 12/15/29 .................. 9 8,660
4.50%, 09/15/31 .................. 25 22,150
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 98 91,875
Tyson Foods, Inc., 3.90%, 09/28/23 ....... 40 40,517
3,160,961
Gas Utilities — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29 .................. 40 38,078
2.85%, 02/15/52 .................. 125 106,102
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 205 179,714
ONE Gas, Inc., 1.10%, 03/11/24 ......... 310 299,025
Piedmont Natural Gas Co., Inc., 3.35%,
06/01/50 ...................... 50 44,552
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 34 31,875
699,346
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.75%, 11/30/26 .................. 68 70,569
4.75%, 11/30/36 .................. 105 122,017
4.90%, 11/30/46 .................. 70 85,252
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 .................. 388 383,732
3.88%, 11/01/29 .................. 89 83,660
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.
3.73%, 12/15/24 .................. USD 52 $ 52,842
3.70%, 06/06/27 .................. 684 693,931
4.67%, 06/06/47 .................. 125 136,153
3.79%, 05/20/50 .................. 180 174,413
Hologic, Inc., 3.25%, 02/15/29
(b)
......... 21 19,609
Mozart Debt Merger Sub, Inc., 5.25%,
10/01/29
(b)
..................... 619 575,466
Ortho-Clinical Diagnostics, Inc.
(b)
7.38%, 06/01/25 .................. 83 85,490
7.25%, 02/01/28 .................. 489 503,670
Teleflex, Inc., 4.63%, 11/15/27 .......... 20 20,275
3,007,079
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 .................. 22 22,110
5.00%, 04/15/29 .................. 41 40,477
AdaptHealth LLC
(b)
6.13%, 08/01/28 .................. 20 19,850
5.13%, 03/01/30 .................. 19 17,646
Aetna, Inc.
2.75%, 11/15/22 .................. 25 25,102
4.13%, 11/15/42 .................. 50 49,288
3.88%, 08/15/47 .................. 136 132,505
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 122 113,460
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
.... 22 17,490
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 25 20,750
Anthem, Inc.
2.38%, 01/15/25 .................. 765 754,272
4.10%, 03/01/28 .................. 120 124,486
2.25%, 05/15/30 .................. 15 13,763
2.75%, 10/15/42
(d)
................. 44 307,045
4.65%, 01/15/43 .................. 55 60,042
3.70%, 09/15/49 .................. 1 972
3.13%, 05/15/50 .................. 126 110,958
Banner Health, Series 2020, 3.18%, 01/01/50 25 22,691
Cano Health LLC, 6.25%, 10/01/28
(b)
...... 47 45,120
Centene Corp.
4.25%, 12/15/27 .................. 207 207,776
2.45%, 07/15/28 .................. 329 300,607
4.63%, 12/15/29 .................. 217 218,756
3.38%, 02/15/30 .................. 30 28,228
3.00%, 10/15/30 .................. 489 449,132
2.50%, 03/01/31 .................. 995 878,117
2.63%, 08/01/31 .................. 191 169,990
Cigna Corp.
4.13%, 11/15/25 .................. 545 561,731
1.25%, 03/15/26 .................. 300 280,123
4.90%, 12/15/48 .................. 15 16,808
CommonSpirit Health
3.35%, 10/01/29 .................. 200 194,179
2.78%, 10/01/30 .................. 40 37,278
3.91%, 10/01/50 .................. 205 195,306
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 .................. 231 240,568
5.63%, 03/15/27 .................. 111 113,047
6.00%, 01/15/29 .................. 315 318,290
6.88%, 04/15/29 .................. 36 35,370
6.13%, 04/01/30 .................. 113 105,143
CVS Health Corp.
3.88%, 07/20/25 .................. 370 377,443
1.30%, 08/21/27 .................. 75 68,197
4.30%, 03/25/28 .................. 153 160,050
3.75%, 04/01/30 .................. 250 254,372
1.88%, 02/28/31 .................. 710 625,128

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.78%, 03/25/38 .................. USD 60 $ 65,570
5.13%, 07/20/45 .................. 175 197,542
5.05%, 03/25/48 .................. 440 498,296
DaVita, Inc., 4.63%, 06/01/30
(b)
......... 4 3,735
Encompass Health Corp.
4.50%, 02/01/28 .................. 20 19,600
4.75%, 02/01/30 .................. 180 172,800
4.63%, 04/01/31 .................. 75 70,203
HCA, Inc.
5.38%, 02/01/25 .................. 27 28,093
5.38%, 09/01/26 .................. 185 194,250
3.13%, 03/15/27
(b)
................. 115 112,366
5.63%, 09/01/28 .................. 346 374,113
3.50%, 09/01/30 .................. 496 479,168
5.50%, 06/15/47 .................. 189 213,267
5.25%, 06/15/49 .................. 315 344,976
3.50%, 07/15/51 .................. 310 268,795
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 274 259,615
Humana, Inc., 2.15%, 02/03/32 ......... 75 65,713
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 .................. 40 41,329
4.38%, 02/15/27 .................. 36 34,780
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 145 137,008
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(b)
..................... 31 28,898
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 23 23,223
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 .................. 191 189,018
3.88%, 11/15/30 .................. 79 75,840
3.88%, 05/15/32 .................. 75 71,321
Northwell Healthcare, Inc., 4.26%, 11/01/47 .. 19 19,159
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 50 46,875
Owens & Minor, Inc., 6.63%, 04/01/30
(b)
.... 63 64,828
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 180 184,498
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 33 34,520
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 .................. 492 490,155
10.00%, 04/15/27 ................. 229 240,450
Sutter Health
Series 20A, 2.29%, 08/15/30 ......... 223 201,717
Series 20A, 3.36%, 08/15/50 ......... 68 60,638
Tenet Healthcare Corp.
(b)
4.63%, 09/01/24 .................. 19 19,130
4.88%, 01/01/26 .................. 496 500,340
5.13%, 11/01/27 .................. 319 320,501
4.63%, 06/15/28 .................. 12 11,775
6.13%, 10/01/28 .................. 79 80,284
4.25%, 06/01/29 .................. 47 45,061
UnitedHealth Group, Inc.
3.10%, 03/15/26 .................. 10 10,092
2.30%, 05/15/31 .................. 120 112,700
3.50%, 08/15/39 .................. 105 104,157
2.75%, 05/15/40 .................. 105 94,304
3.05%, 05/15/41 .................. 225 209,598
4.38%, 03/15/42 .................. 200 217,608
4.75%, 07/15/45 .................. 105 121,836
4.25%, 06/15/48 .................. 20 21,875
3.70%, 08/15/49 .................. 50 50,738
3.25%, 05/15/51 .................. 45 42,267
3.88%, 08/15/59 .................. 26 26,778
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 114 117,420
15,152,489
Security
Par (000)
Par (000) Value
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
.......... USD 200 $ 202,209
Hotels, Restaurants & Leisure — 1.2%
1011778 BC ULC
(b)
5.75%, 04/15/25 .................. 100 102,889
3.88%, 01/15/28 .................. 159 150,658
4.38%, 01/15/28 .................. 260 249,600
4.00%, 10/15/30 .................. 16 14,433
Affinity Gaming, 6.88%, 12/15/27
(b)
....... 51 49,598
Airbnb, Inc., 0.00%, 03/15/26
(d)(e)
......... 213 205,906
Booking Holdings, Inc., 0.75%, 05/01/25
(d)
... 143 206,349
Boyd Gaming Corp.
8.63%, 06/01/25
(b)
................. 49 51,468
4.75%, 12/01/27 .................. 63 62,685
4.75%, 06/15/31
(b)
................. 228 219,735
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 115 110,400
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 .................. 647 667,989
4.63%, 10/15/29 .................. 257 240,295
Carnival Corp.
(b)
10.50%, 02/01/26 ................. 358 398,064
5.75%, 03/01/27 .................. 620 591,272
9.88%, 08/01/27 .................. 320 353,702
4.00%, 08/01/28 .................. 533 495,690
6.00%, 05/01/29 .................. 241 227,104
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 54 54,540
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
.. 254 256,540
Cedar Fair LP
5.50%, 05/01/25
(b)
................. 251 257,756
6.50%, 10/01/28 .................. 18 18,315
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 .................. 36 36,408
4.75%, 01/15/28 .................. 149 144,530
Colt Merger Sub, Inc.
(b)
5.75%, 07/01/25 .................. 210 214,323
8.13%, 07/01/27 .................. 790 846,449
Expedia Group, Inc.
3.60%, 12/15/23 .................. 65 65,537
4.50%, 08/15/24 .................. 325 333,587
6.25%, 05/01/25
(b)
................. 75 80,185
3.25%, 02/15/30 .................. 305 290,322
2.95%, 03/15/31 .................. 85 78,697
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 .................. 243 230,242
6.75%, 01/15/30 .................. 315 289,791
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(b)
................. 54 55,182
5.75%, 05/01/28
(b)
................. 51 52,765
4.88%, 01/15/30 .................. 384 383,134
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 41 41,277
Life Time, Inc.
(b)
5.75%, 01/15/26 .................. 91 90,908
8.00%, 04/15/26 .................. 67 66,893
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 70 70,175
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
70 61,950
McDonald's Corp., 1.45%, 09/01/25 ....... 320 305,873
MGM Resorts International
6.00%, 03/15/23 .................. 8 8,182
5.75%, 06/15/25 .................. 29 29,725
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 90 82,967
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 .................. 169 160,577
7.75%, 02/15/29 .................. 48 48,333
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 233 216,071

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... USD 83 $ 91,819
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
28 25,066
Powdr Corp., 6.00%, 08/01/25
(b)
......... 108 110,430
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 .................. 44 37,816
5.88%, 09/01/31 .................. 44 37,560
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 67 64,353
Royal Caribbean Cruises Ltd.
(b)
10.88%, 06/01/23 ................. 98 104,280
9.13%, 06/15/23 .................. 113 117,661
11.50%, 06/01/25 ................. 40 43,955
5.50%, 08/31/26 .................. 43 41,787
5.38%, 07/15/27 .................. 204 195,999
5.50%, 04/01/28 .................. 206 196,382
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 .................. 55 57,819
5.00%, 10/15/25 .................. 123 126,075
8.25%, 03/15/26 .................. 117 121,826
7.00%, 05/15/28 .................. 97 100,540
7.25%, 11/15/29 .................. 27 28,283
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
332 346,525
Station Casinos LLC
(b)
4.50%, 02/15/28 .................. 33 31,300
4.63%, 12/01/31 .................. 187 171,049
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 33 34,085
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 67 61,154
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 49 47,163
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 159 153,833
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 .................. 44 45,657
5.13%, 10/01/29 .................. 265 249,431
Yum! Brands, Inc.
4.75%, 01/15/30
(b)
................. 2 1,961
5.35%, 11/01/43 .................. 14 13,615
11,926,495
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 .................. 11 11,270
4.63%, 08/01/29 .................. 38 33,510
4.63%, 04/01/30 .................. 56 48,785
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 .................. 79 71,733
4.88%, 02/15/30 .................. 102 91,220
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
72 73,980
DR Horton, Inc., 1.30%, 10/15/26 ........ 55 49,981
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... 21 20,475
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 64 66,080
Lennar Corp., 4.50%, 04/30/24 ......... 100 102,514
Mattamy Group Corp.
(b)
5.25%, 12/15/27 .................. 48 47,381
4.63%, 03/01/30 .................. 20 18,786
Meritage Homes Corp., 5.13%, 06/06/27 .... 17 17,169
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
22 21,270
Newell Brands, Inc., 6.00%, 04/01/46
(k)
..... 42 43,890
Panasonic Holdings Corp., 2.54%, 07/19/22
(b)
200 200,269
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
153 155,486
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
. 104 89,877
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 .................. 91 94,640
5.13%, 08/01/30 .................. 11 10,753
Security
Par (000)
Par (000) Value
Household Durables (continued)
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 .................. USD 46 $ 41,783
3.88%, 10/15/31 .................. 104 89,180
TRI Pointe Group, Inc., 5.88%, 06/15/24 .... 20 20,774
TRI Pointe Homes, Inc.
5.25%, 06/01/27 .................. 19 18,865
5.70%, 06/15/28 .................. 14 13,976
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 112 109,200
1,562,847
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 .................. 94 84,835
4.13%, 04/30/31
(b)
................. 74 66,600
Energizer Holdings, Inc.
(b)
6.50%, 12/31/27 .................. 52 51,480
4.75%, 06/15/28 .................. 29 26,340
4.38%, 03/31/29 .................. 6 5,253
Spectrum Brands, Inc.
5.75%, 07/15/25 .................. 6 6,112
5.00%, 10/01/29
(b)
................. 58 54,562
5.50%, 07/15/30
(b)
................. 42 40,320
3.88%, 03/15/31
(b)
................. 16 14,115
349,617
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
1.38%, 01/15/26 .................. 390 358,633
2.45%, 01/15/31 .................. 305 272,748
Alexander Funding Trust, 1.84%, 11/15/23
(b)
. 200 193,856
Calpine Corp.
(b)
5.25%, 06/01/26 .................. 4 4,020
4.50%, 02/15/28 .................. 47 45,848
5.13%, 03/15/28 .................. 536 510,583
5.00%, 02/01/31 .................. 11 10,010
3.75%, 03/01/31 .................. 2 1,790
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 .................. 151 151,654
3.75%, 01/15/32 .................. 99 91,080
Colbun SA, 3.15%, 01/19/32
(b)
.......... 300 272,306
1,912,528
Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 379 406,966
General Electric Co., 6.75%, 03/15/32 ..... 108 136,052
Roper Technologies, Inc.
3.65%, 09/15/23 .................. 165 167,293
1.00%, 09/15/25 .................. 25 23,195
3.80%, 12/15/26 .................. 50 51,181
1.75%, 02/15/31 .................. 85 73,430
858,117
Insurance — 0.9%
Acrisure LLC, 6.00%, 08/01/29
(b)
......... 87 80,443
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 .................. 606 582,893
6.75%, 10/15/27 .................. 1,015 1,002,759
5.88%, 11/01/29 .................. 638 613,278
Allianz SE
(a)(b)(f)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ....................... 400 379,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ....................... 400 347,000

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Insurance (continued)
Allstate Corp. (The), Series B, (LIBOR USD 3
Month + 2.94%), 5.75%, 08/15/53
(a)
..... USD 250 $ 248,750
American International Group, Inc.
2.50%, 06/30/25 .................. 200 195,543
3.40%, 06/30/30 .................. 445 443,791
4.50%, 07/16/44 .................. 352 379,838
4.80%, 07/10/45 .................. 58 65,353
4.75%, 04/01/48 .................. 50 57,288
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
.... 107 102,722
Aon Corp.
2.85%, 05/28/27 .................. 80 78,261
3.75%, 05/02/29 .................. 100 102,249
2.80%, 05/15/30 .................. 125 119,069
2.60%, 12/02/31 .................. 315 290,102
Aon Global Ltd., 4.45%, 05/24/43 ........ 140 142,976
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 .................. 225 220,363
3.85%, 03/15/52 .................. 105 107,369
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
20 18,650
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. 178 180,074
Hartford Financial Services Group, Inc. (The)
4.40%, 03/15/48 .................. 20 20,759
2.90%, 09/15/51 .................. 15 12,334
HUB International Ltd.
(b)
7.00%, 05/01/26 .................. 376 380,345
5.63%, 12/01/29 .................. 23 21,965
Liberty Mutual Group, Inc., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.32%), 4.12%, 12/15/51
(a)(b)
........ 400 377,000
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 .................. 100 101,224
3.50%, 03/10/25 .................. 210 211,504
4.38%, 03/15/29 .................. 75 79,256
2.25%, 11/15/30 .................. 190 173,438
2.38%, 12/15/31 .................. 55 50,359
Met Tower Global Funding, 1.25%, 09/14/26
(b)
180 166,130
MetLife, Inc., 4.72%, 12/15/44
(k)
......... 35 38,364
Metropolitan Life Global Funding I, 2.80%,
03/21/25
(b)
..................... 230 228,215
NFP Corp.
(b)
4.88%, 08/15/28 .................. 355 339,025
6.88%, 08/15/28 .................. 952 909,160
Principal Life Global Funding II, 2.25%,
11/21/24
(b)
..................... 110 107,534
Progressive Corp. (The), 3.00%, 03/15/32 ... 65 63,245
Prudential Financial, Inc.
3.94%, 12/07/49 .................. 50 50,809
4.35%, 02/25/50 .................. 95 103,130
3.70%, 03/13/51 .................. 75 73,266
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
55 51,975
Teachers Insurance & Annuity Association of
America
(b)
6.85%, 12/16/39 .................. 7 9,162
4.27%, 05/15/47 .................. 125 132,061
Travelers Cos., Inc. (The)
4.30%, 08/25/45 .................. 35 37,377
2.55%, 04/27/50 .................. 15 12,137
9,507,545
Interactive Media & Services — 0.1%
Alphabet, Inc.
1.90%, 08/15/40 .................. 280 228,347
2.05%, 08/15/50 .................. 50 39,442
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
..................... 24 20,824
Tencent Holdings Ltd., 3.84%, 04/22/51
(b)
... 200 174,132
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Twitter, Inc.
(b)
3.88%, 12/15/27 .................. USD 160 $ 155,400
5.00%, 03/01/30 .................. 194 193,030
811,175
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 . 300 229,689
Amazon.com, Inc.
3.15%, 08/22/27 .................. 405 410,194
3.88%, 08/22/37 .................. 119 125,954
4.05%, 08/22/47 .................. 30 32,634
2.50%, 06/03/50 .................. 110 91,835
3.10%, 05/12/51 .................. 467 438,275
2.70%, 06/03/60 .................. 110 90,845
3.25%, 05/12/61 .................. 245 229,785
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 83 70,313
eBay, Inc., 3.60%, 06/05/27 ........... 100 101,641
Go Daddy Operating Co. LLC
(b)
5.25%, 12/01/27 .................. 50 50,228
3.50%, 03/01/29 .................. 14 12,872
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 .................. 262 253,812
4.13%, 08/01/30 .................. 38 35,609
3.63%, 10/01/31 .................. 41 36,672
2,210,358
IT Services — 0.7%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
.. 200 183,750
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
. 42 37,524
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
..... 35 32,650
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
120 113,724
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 .................. 79 76,258
4.00%, 07/01/29 .................. 244 238,251
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... 201 195,975
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 .................. 200 187,000
5.63%, 09/15/28 .................. 200 182,500
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(b)
................ 38 32,776
Fidelity National Information Services, Inc.,
1.15%, 03/01/26 ................. 463 424,924
Fiserv, Inc.
2.75%, 07/01/24 .................. 755 752,675
3.85%, 06/01/25 .................. 150 151,528
3.20%, 07/01/26 .................. 300 298,443
3.50%, 07/01/29 .................. 100 98,429
4.40%, 07/01/49 .................. 40 41,302
Gartner, Inc.
(b)
4.50%, 07/01/28 .................. 119 118,553
3.63%, 06/15/29 .................. 48 45,000
3.75%, 10/01/30 .................. 105 98,569
Global Payments, Inc.
3.75%, 06/01/23 .................. 35 35,314
2.65%, 02/15/25 .................. 145 141,879
1.20%, 03/01/26 .................. 865 796,899
4.80%, 04/01/26 .................. 50 52,489
2.15%, 01/15/27 .................. 60 56,314
3.20%, 08/15/29 .................. 252 239,403
4.15%, 08/15/49 .................. 115 111,137
International Business Machines Corp.
3.00%, 05/15/24 .................. 340 342,249
3.30%, 05/15/26 .................. 150 151,571
2.20%, 02/09/27 .................. 100 96,576
4.15%, 05/15/39 .................. 100 104,921
2.85%, 05/15/40 .................. 100 88,590

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
4.00%, 06/20/42 .................. USD 30 $ 30,703
4.25%, 05/15/49 .................. 200 212,994
Mastercard, Inc.
1.90%, 03/15/31 .................. 90 83,262
3.65%, 06/01/49 .................. 5 5,166
3.85%, 03/26/50 .................. 45 47,543
Northwest Fiber LLC
(b)
4.75%, 04/30/27 .................. 114 108,243
6.00%, 02/15/28 .................. 237 208,039
10.75%, 06/01/28 ................. 22 22,935
PayPal Holdings, Inc.
1.65%, 06/01/25 .................. 390 374,988
2.85%, 10/01/29 .................. 50 48,944
2.30%, 06/01/30 .................. 200 186,175
Shift4 Payments, Inc., 0.00%, 12/15/25
(d)(e)
.. 131 137,157
Square, Inc., 3.50%, 06/01/31
(b)
......... 426 389,790
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
.. 101 101,884
Twilio, Inc., 3.88%, 03/15/31 ........... 129 119,908
7,604,904
Leisure Products — 0.0%
Mattel, Inc.
5.88%, 12/15/27
(b)
................. 68 71,135
3.75%, 04/01/29
(b)
................. 71 68,318
6.20%, 10/01/40 .................. 106 121,934
5.45%, 11/01/41 .................. 92 97,934
359,321
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
(b)
4.25%, 05/01/28 .................. 46 44,965
3.75%, 03/15/29 .................. 12 11,318
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
200 190,312
Syneos Health, Inc., 3.63%, 01/15/29
(b)
.... 244 225,395
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24 195 187,519
659,509
Machinery — 0.2%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
.. 22 22,055
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
..................... 34 31,960
Clark Equipment Co., 5.88%, 06/01/25
(b)
.... 17 17,149
Colfax Corp., 6.38%, 02/15/26
(b)
......... 30 30,946
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
................ 180 167,664
EnPro Industries, Inc., 5.75%, 10/15/26 .... 108 110,546
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... 44 40,916
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
.......... 273 283,920
Meritor, Inc., 4.50%, 12/15/28
(b)
......... 24 24,061
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
39 36,942
OT Merger Corp., 7.88%, 10/15/29
(b)
...... 44 38,060
Otis Worldwide Corp.
2.57%, 02/15/30 .................. 43 40,188
3.11%, 02/15/40 .................. 16 14,081
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
..................... 46 42,895
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. 21 21,687
Terex Corp., 5.00%, 05/15/29
(b)
......... 113 108,307
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 369 366,666
Titan International, Inc., 7.00%, 04/30/28 ... 22 22,071
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
200 198,250
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
600 593,418
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 83 74,700
2,286,482
Security
Par (000)
Par (000) Value
Marine — 0.0%
Seaspan Corp., 5.50%, 08/01/29
(b)
....... USD 123 $ 115,159
Media — 1.8%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... 36 34,071
Altice Financing SA
(b)
5.00%, 01/15/28 .................. 200 179,270
5.75%, 08/15/29 .................. 543 493,633
AMC Networks, Inc.
4.75%, 08/01/25 .................. 83 82,705
4.25%, 02/15/29 .................. 41 38,261
Block Communications, Inc., 4.88%, 03/01/28
(b)
39 37,635
Cable One, Inc.
1.13%, 03/15/28
(d)
................. 387 345,978
4.00%, 11/15/30
(b)
................. 50 46,111
Charter Communications Operating LLC
4.50%, 02/01/24 .................. 920 941,008
4.91%, 07/23/25 .................. 401 415,841
5.05%, 03/30/29 .................. 300 317,647
2.80%, 04/01/31 .................. 335 301,934
6.38%, 10/23/35 .................. 99 111,843
6.48%, 10/23/45 .................. 661 752,471
5.75%, 04/01/48 .................. 75 79,735
5.13%, 07/01/49 .................. 125 124,010
3.70%, 04/01/51 .................. 200 164,820
3.90%, 06/01/52 .................. 50 42,166
6.83%, 10/23/55 .................. 12 14,228
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 200 203,500
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 .................. 876 866,530
7.75%, 04/15/28 .................. 261 262,365
7.50%, 06/01/29 .................. 801 799,282
Comcast Corp.
3.95%, 10/15/25 .................. 530 547,338
3.15%, 02/15/28 .................. 185 184,683
4.15%, 10/15/28 .................. 75 78,811
2.65%, 02/01/30 .................. 300 287,968
3.75%, 04/01/40 .................. 615 619,067
4.00%, 03/01/48 .................. 92 94,359
2.80%, 01/15/51 .................. 170 143,355
2.89%, 11/01/51
(b)
................. 788 664,312
4.05%, 11/01/52 .................. 150 155,148
2.94%, 11/01/56
(b)
................. 249 205,555
CSC Holdings LLC
5.25%, 06/01/24 .................. 97 97,123
5.75%, 01/15/30
(b)
................. 400 356,000
4.13%, 12/01/30
(b)
................. 200 175,373
4.63%, 12/01/30
(b)
................. 446 372,985
Directv Financing LLC, 5.88%, 08/15/27
(b)
... 199 195,766
DISH DBS Corp.
5.88%, 07/15/22 .................. 247 248,230
5.00%, 03/15/23 .................. 102 102,361
5.25%, 12/01/26
(b)
................. 658 626,745
5.75%, 12/01/28
(b)
................. 423 400,264
5.13%, 06/01/29 .................. 164 139,661
DISH Network Corp., 3.38%, 08/15/26
(d)
.... 117 105,242
Fox Corp., 3.05%, 04/07/25 ........... 125 124,935
GCI LLC, 4.75%, 10/15/28
(b)
........... 29 28,312
Gray Television, Inc., 7.00%, 05/15/27
(b)
.... 27 27,945
iHeartCommunications, Inc., 8.38%, 05/01/27 12 12,407
Interpublic Group of Cos., Inc. (The)
3.38%, 03/01/41 .................. 75 66,761
5.40%, 10/01/48 .................. 15 17,844
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 .................. 180 184,914

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
5.13%, 07/15/29 .................. USD 200 $ 190,939
Liberty Broadband Corp.
(b)(d)
1.25%, 09/30/50 .................. 141 135,007
2.75%, 09/30/50 .................. 255 251,500
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 39 39,163
Omnicom Group, Inc., 3.65%, 11/01/24 .... 125 126,416
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 .................. 72 70,386
4.25%, 01/15/29 .................. 51 47,443
4.63%, 03/15/30 .................. 6 5,647
Paramount Global
4.38%, 03/15/43 .................. 150 142,762
5.85%, 09/01/43 .................. 50 57,609
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.00%),
6.38%, 03/30/62
(a)
............... 208 209,976
Radiate Holdco LLC
(b)
4.50%, 09/15/26 .................. 395 381,175
6.50%, 09/15/28 .................. 1,118 1,057,209
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
... 4 3,717
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... 109 97,192
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 .................. 244 230,696
4.00%, 07/15/28 .................. 108 102,600
5.50%, 07/01/29 .................. 37 37,555
4.13%, 07/01/30 .................. 54 50,553
3.88%, 09/01/31 .................. 230 209,300
Sky Ltd., 3.75%, 09/16/24
(b)
............ 200 203,316
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 38 35,848
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ 200 193,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 382 388,685
Time Warner Cable LLC
5.88%, 11/15/40 .................. 70 75,230
4.50%, 09/15/42 .................. 37 34,222
Univision Communications, Inc.
(b)
5.13%, 02/15/25 .................. 58 58,049
6.63%, 06/01/27 .................. 63 65,992
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
. 200 187,774
Videotron Ltd., 3.63%, 06/15/29
(b)
........ 100 92,719
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ 403 386,880
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
..... 200 186,126
18,273,194
Metals & Mining — 0.4%
Allegheny Technologies, Inc.
4.88%, 10/01/29 .................. 38 36,012
5.13%, 10/01/31 .................. 43 40,323
Arconic Corp.
(b)
6.00%, 05/15/25 .................. 61 62,403
6.13%, 02/15/28 .................. 271 271,912
Barrick Gold Corp., 5.25%, 04/01/42 ...... 100 115,794
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 50 59,296
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 509 534,053
Carpenter Technology Corp., 7.63%, 03/15/30 68 69,626
Commercial Metals Co.
4.13%, 01/15/30 .................. 28 26,145
4.38%, 03/15/32 .................. 30 27,863
Constellium SE
(b)
5.88%, 02/15/26 .................. 250 250,000
3.75%, 04/15/29 .................. 250 224,375
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 64 62,352
Glencore Funding LLC, 2.63%, 09/23/31
(b)
... 205 183,374
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... USD 68 $ 73,610
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 .................. 80 75,149
4.50%, 06/01/31 .................. 49 44,178
New Gold, Inc.
(b)
6.38%, 05/15/25 .................. 8 7,980
7.50%, 07/15/27 .................. 266 275,975
Newmont Corp.
2.80%, 10/01/29 .................. 111 106,177
2.25%, 10/01/30 .................. 50 45,696
4.88%, 03/15/42 .................. 25 28,115
Novelis Corp.
(b)
3.25%, 11/15/26 .................. 170 162,398
4.75%, 01/30/30 .................. 371 360,191
3.88%, 08/15/31 .................. 202 184,761
Nucor Corp., 2.00%, 06/01/25 .......... 125 120,998
Southern Copper Corp., 5.88%, 04/23/45 ... 75 91,312
Steel Dynamics, Inc.
2.40%, 06/15/25 .................. 20 19,333
1.65%, 10/15/27 .................. 115 104,420
3.25%, 10/15/50 .................. 100 85,453
United States Steel Corp., 6.88%, 03/01/29 .. 145 150,800
3,900,074
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 .................. 80 81,364
4.38%, 01/15/27 .................. 30 29,100
110,464
Multiline Retail — 0.0%
(b)
Macy's Retail Holdings LLC
5.88%, 03/15/30 .................. 21 20,717
6.13%, 03/15/32 .................. 21 20,737
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 135 138,645
180,099
Multi-Utilities — 0.2%
Berkshire Hathaway Energy Co., 2.85%,
05/15/51 ...................... 50 42,366
CMS Energy Corp.
3.00%, 05/15/26 .................. 125 122,875
3.45%, 08/15/27 .................. 100 100,310
Consumers Energy Co.
3.25%, 08/15/46 .................. 50 45,951
3.10%, 08/15/50 .................. 80 73,235
2.50%, 05/01/60 .................. 105 79,862
Dominion Energy, Inc.
3.07%, 08/15/24
(k)
................. 35 34,928
3.90%, 10/01/25 .................. 120 122,401
Series A, 1.45%, 04/15/26 ........... 150 139,469
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.20%),
4.35%
(a)(f)
..................... 365 352,977
Series C, 3.38%, 04/01/30 ........... 100 98,652
NiSource, Inc.
3.60%, 05/01/30 .................. 30 29,751
4.80%, 02/15/44 .................. 107 111,048
5.65%, 02/01/45 .................. 50 56,670
4.38%, 05/15/47 .................. 50 50,936
Puget Sound Energy, Inc., 4.22%, 06/15/48 .. 25 26,027
San Diego Gas & Electric Co., 2.95%, 08/15/51 75 65,882
Sempra Energy
3.30%, 04/01/25 .................. 75 75,119
3.25%, 06/15/27 .................. 50 49,286
3.40%, 02/01/28 .................. 565 563,112

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
3.70%, 04/01/29 .................. USD 90 $ 90,436
3.80%, 02/01/38 .................. 150 147,111
2,478,404
Oil, Gas & Consumable Fuels — 3.6%
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 431 447,249
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 .................. 76 77,397
5.75%, 01/15/28 .................. 19 19,404
5.38%, 06/15/29 .................. 78 77,921
Antero Resources Corp.
(b)
7.63%, 02/01/29 .................. 57 61,613
5.38%, 03/01/30 .................. 30 30,637
Apache Corp.
4.25%, 01/15/30 .................. 114 114,914
5.10%, 09/01/40 .................. 192 193,440
5.25%, 02/01/42 .................. 13 12,935
5.35%, 07/01/49 .................. 50 48,125
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 .................. 264 361,680
5.88%, 06/30/29 .................. 105 103,749
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(b)
34 33,704
BP Capital Markets America, Inc.
3.79%, 02/06/24 .................. 85 86,474
3.54%, 04/06/27 .................. 175 177,151
3.59%, 04/14/27 .................. 35 35,518
3.94%, 09/21/28 .................. 50 51,750
4.23%, 11/06/28 .................. 135 141,768
1.75%, 08/10/30 .................. 110 97,286
3.06%, 06/17/41 .................. 505 452,518
3.38%, 02/08/61 .................. 25 22,226
BP Capital Markets plc
3.81%, 02/10/24 .................. 70 71,460
3.28%, 09/19/27 .................. 16 16,144
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88%
(a)(f)
..................... 300 300,750
Buckeye Partners LP
4.13%, 03/01/25
(b)
................. 77 75,937
5.85%, 11/15/43 .................. 34 28,983
5.60%, 10/15/44 .................. 38 31,855
Callon Petroleum Co.
6.13%, 10/01/24 .................. 48 47,760
9.00%, 04/01/25
(b)
................. 499 528,940
6.38%, 07/01/26 .................. 19 18,893
8.00%, 08/01/28
(b)
................. 422 444,860
Cameron LNG LLC, 3.30%, 01/15/35
(b)
..... 190 178,567
Canadian Natural Resources Ltd., 2.95%,
01/15/23 ...................... 65 65,317
Cenovus Energy, Inc., 3.75%, 02/15/52 .... 115 102,842
Centennial Resource Production LLC
6.88%, 04/01/27
(b)
................. 10 10,051
3.25%, 04/01/28
(d)
................. 180 272,555
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 .................. 640 675,477
5.13%, 06/30/27 .................. 150 159,889
Cheniere Energy Partners LP
4.50%, 10/01/29 .................. 250 251,250
4.00%, 03/01/31 .................. 195 189,031
3.25%, 01/31/32
(b)
................. 440 400,088
Cheniere Energy, Inc., 4.63%, 10/15/28 .... 974 977,263
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 .................. 16 16,520
6.75%, 04/15/29 .................. 211 223,477
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 .................. 63 63,394
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.38%, 06/15/26 .................. USD 116 $ 116,715
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
35 32,776
CNX Resources Corp.
2.25%, 05/01/26
(d)
................. 188 325,522
6.00%, 01/15/29
(b)
................. 43 43,430
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 .................. 92 98,073
5.88%, 07/01/29 .................. 172 177,323
Comstock Resources, Inc.
(b)
7.50%, 05/15/25 .................. 48 48,720
6.75%, 03/01/29 .................. 357 368,274
5.88%, 01/15/30 .................. 218 214,795
ConocoPhillips Co., 3.80%, 03/15/52 ...... 125 127,191
Coterra Energy, Inc., 4.38%, 06/01/24
(b)
.... 130 132,612
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 250 245,600
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
..................... 418 419,948
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 .................. 18 17,835
6.00%, 02/01/29 .................. 12 11,955
8.00%, 04/01/29 .................. 39 41,628
CrownRock LP, 5.63%, 10/15/25
(b)
....... 354 360,809
DCP Midstream Operating LP
6.45%, 11/03/36
(b)
................. 78 89,875
6.75%, 09/15/37
(b)
................. 48 56,280
5.60%, 04/01/44 .................. 10 10,508
Devon Energy Corp.
5.25%, 10/15/27 .................. 300 311,018
4.50%, 01/15/30 .................. 200 206,387
4.75%, 05/15/42 .................. 93 98,275
Diamondback Energy, Inc.
3.50%, 12/01/29 .................. 575 569,575
3.13%, 03/24/31 .................. 50 47,753
4.25%, 03/15/52 .................. 70 69,184
DT Midstream, Inc.
(b)
4.13%, 06/15/29 .................. 154 147,656
4.38%, 06/15/31 .................. 176 168,520
Eastern Gas Transmission & Storage, Inc.,
4.60%, 12/15/44
(b)
................ 50 51,670
Enbridge Energy Partners LP, 7.38%, 10/15/45 50 69,333
Enbridge, Inc.
4.00%, 10/01/23 .................. 200 203,108
0.55%, 10/04/23 .................. 105 101,757
2.50%, 01/15/25 .................. 305 299,671
2.50%, 02/14/25 .................. 65 63,538
3.70%, 07/15/27 .................. 50 50,652
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
......... 775 794,385
Energy Transfer LP
5.00%, 10/01/22 .................. 55 55,444
3.60%, 02/01/23 .................. 30 30,173
5.88%, 01/15/24 .................. 585 609,459
4.90%, 02/01/24 .................. 330 338,770
4.25%, 04/01/24 .................. 450 458,734
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(f)
..................... 241 236,855
4.00%, 10/01/27 .................. 90 90,579
5.25%, 04/15/29 .................. 50 53,355
3.75%, 05/15/30 .................. 135 132,807
6.50%, 02/01/42 .................. 110 126,427
5.95%, 10/01/43 .................. 60 64,036
5.35%, 05/15/45 .................. 50 51,462
6.13%, 12/15/45 .................. 50 55,138
5.30%, 04/15/47 .................. 40 41,106

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.40%, 10/01/47 .................. USD 200 $ 209,386
6.25%, 04/15/49 .................. 595 682,748
5.00%, 05/15/50 .................. 200 202,368
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................. 80 81,600
5.38%, 06/01/29 .................. 34 33,915
EnLink Midstream Partners LP
4.40%, 04/01/24 .................. 78 79,018
4.15%, 06/01/25 .................. 38 37,868
4.85%, 07/15/26 .................. 79 79,000
5.60%, 04/01/44 .................. 20 17,250
5.05%, 04/01/45 .................. 4 3,230
5.45%, 06/01/47 .................. 27 22,748
Enterprise Products Operating LLC
3.90%, 02/15/24 .................. 220 224,034
3.13%, 07/31/29 .................. 171 167,916
6.13%, 10/15/39 .................. 175 210,960
6.45%, 09/01/40 .................. 106 132,082
5.95%, 02/01/41 .................. 65 77,058
4.45%, 02/15/43 .................. 150 151,059
4.90%, 05/15/46 .................. 40 43,221
4.25%, 02/15/48 .................. 145 145,580
4.80%, 02/01/49 .................. 25 26,665
4.20%, 01/31/50 .................. 60 59,536
3.70%, 01/31/51 .................. 75 68,625
3.30%, 02/15/53 .................. 145 123,709
3.95%, 01/31/60 .................. 60 55,782
EOG Resources, Inc., 4.95%, 04/15/50 .... 20 24,478
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................. 72 73,444
4.13%, 12/01/26 .................. 40 38,401
6.50%, 07/01/27
(b)
................. 178 185,928
4.50%, 01/15/29
(b)
................. 114 106,590
4.75%, 01/15/31
(b)
................. 270 252,450
EQT Corp., 1.75%, 05/01/26
(d)
.......... 147 348,390
Exxon Mobil Corp.
2.99%, 03/19/25 .................. 55 55,246
3.04%, 03/01/26 .................. 10 10,092
3.45%, 04/15/51 .................. 150 145,409
Genesis Energy LP, 7.75%, 02/01/28 ...... 18 18,095
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
..................... 26 28,990
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
... 17 16,973
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 20 20,428
Hess Corp.
4.30%, 04/01/27 .................. 300 307,824
5.60%, 02/15/41 .................. 202 226,977
5.80%, 04/01/47 .................. 187 222,488
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
..................... 90 84,924
Hilcorp Energy I LP, 6.25%, 11/01/28
(b)
..... 14 14,070
HollyFrontier Corp., 2.63%, 10/01/23 ...... 155 153,417
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 130 120,084
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 .................. 360 368,592
6.95%, 01/15/38 .................. 145 181,331
6.38%, 03/01/41 .................. 97 113,670
5.50%, 03/01/44 .................. 70 76,119
Kinder Morgan, Inc.
3.15%, 01/15/23 .................. 315 316,661
4.30%, 06/01/25 .................. 215 220,825
5.55%, 06/01/45 .................. 359 401,342
5.20%, 03/01/48 .................. 62 67,385
3.60%, 02/15/51 .................. 100 88,787
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.
4.40%, 07/15/27 .................. USD 291 $ 299,990
6.60%, 10/01/37 .................. 5 6,079
5.20%, 06/01/45 .................. 10 10,831
Marathon Petroleum Corp.
4.70%, 05/01/25 .................. 35 36,371
4.75%, 09/15/44 .................. 54 54,908
Matador Resources Co., 5.88%, 09/15/26 ... 472 480,638
MPLX LP
3.50%, 12/01/22 .................. 210 211,672
3.38%, 03/15/23 .................. 50 50,374
1.75%, 03/01/26 .................. 740 693,402
4.13%, 03/01/27 .................. 190 194,288
4.00%, 03/15/28 .................. 70 71,206
4.70%, 04/15/48 .................. 20 20,148
Murphy Oil Corp.
5.75%, 08/15/25 .................. 2 2,038
5.88%, 12/01/27 .................. 22 22,385
6.37%, 12/01/42
(k)
................. 5 4,792
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 .................. 375 377,216
6.50%, 09/30/26 .................. 390 386,401
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
128 125,912
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
508 529,245
NuStar Logistics LP
5.75%, 10/01/25 .................. 112 114,100
6.00%, 06/01/26 .................. 39 39,439
6.38%, 10/01/30 .................. 6 6,081
Occidental Petroleum Corp.
6.95%, 07/01/24 .................. 21 22,549
5.50%, 12/01/25 .................. 102 107,335
5.55%, 03/15/26 .................. 11 11,660
8.88%, 07/15/30 .................. 24 30,780
6.63%, 09/01/30 .................. 394 452,115
6.45%, 09/15/36 .................. 75 88,101
6.20%, 03/15/40 .................. 314 348,540
4.50%, 07/15/44 .................. 54 51,604
6.60%, 03/15/46 .................. 14 16,450
4.40%, 04/15/46 .................. 16 15,200
4.40%, 08/15/49 .................. 16 15,040
Ovintiv Exploration, Inc., 5.38%, 01/01/26 ... 262 277,708
Parkland Corp., 5.88%, 07/15/27
(b)
....... 48 47,880
PDC Energy, Inc., 6.13%, 09/15/24 ....... 17 17,208
Phillips 66, 0.90%, 02/15/24 ........... 145 140,317
Pioneer Natural Resources Co.
0.55%, 05/15/23 .................. 170 166,217
0.25%, 05/15/25
(d)
................. 106 251,697
1.13%, 01/15/26 .................. 265 245,759
1.90%, 08/15/30 .................. 65 57,620
2.15%, 01/15/31 .................. 190 171,224
Plains All American Pipeline LP, 4.30%,
01/31/43 ...................... 120 106,248
Range Resources Corp.
4.88%, 05/15/25 .................. 81 81,985
4.75%, 02/15/30
(b)
................. 43 42,707
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. 126 126,117
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 .................. 255 266,893
5.63%, 03/01/25 .................. 210 222,033
4.20%, 03/15/28 .................. 95 97,554
SM Energy Co.
10.00%, 01/15/25
(b)
................ 502 548,013
5.63%, 06/01/25 .................. 22 21,973
6.75%, 09/15/26 .................. 38 39,074
6.63%, 01/15/27 .................. 44 45,107

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50%, 07/15/28 .................. USD 47 $ 48,501
Southwestern Energy Co.
5.95%, 01/23/25
(k)
................. 4 4,182
5.38%, 02/01/29 .................. 173 175,162
4.75%, 02/01/32 .................. 19 18,976
Spectra Energy Partners LP
3.50%, 03/15/25 .................. 300 301,684
3.38%, 10/15/26 .................. 145 145,055
5.95%, 09/25/43 .................. 50 60,532
Summit Midstream Holdings LLC, 8.50%,
10/15/26
(b)
..................... 38 36,234
Sunoco LP
6.00%, 04/15/27 .................. 11 11,206
5.88%, 03/15/28 .................. 22 22,220
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 .................. 19 18,927
6.00%, 12/31/30 .................. 13 12,615
6.00%, 09/01/31 .................. 47 45,249
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
. 456 472,015
Tennessee Gas Pipeline Co. LLC, 7.00%,
10/15/28 ...................... 9 10,580
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
..................... 13 12,679
TotalEnergies Capital International SA, 3.13%,
05/29/50 ...................... 78 71,162
TransCanada PipeLines Ltd.
4.63%, 03/01/34 .................. 15 16,006
7.63%, 01/15/39 .................. 20 27,922
Transcontinental Gas Pipe Line Co. LLC,
4.00%, 03/15/28 ................. 140 143,206
Valero Energy Corp.
2.85%, 04/15/25 .................. 166 164,014
4.00%, 04/01/29 .................. 145 147,895
4.00%, 06/01/52 .................. 5 4,699
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 .................. 308 299,416
4.13%, 08/15/31 .................. 265 260,005
3.88%, 11/01/33 .................. 899 859,669
Western Midstream Operating LP
4.75%, 08/15/28 .................. 8 8,257
4.55%, 02/01/30
(k)
................. 68 67,660
5.45%, 04/01/44 .................. 296 300,073
5.30%, 03/01/48 .................. 15 14,850
5.50%, 08/15/48 .................. 29 28,637
5.75%, 02/01/50
(k)
................. 395 385,125
Williams Cos., Inc. (The)
3.35%, 08/15/22 .................. 110 110,183
3.70%, 01/15/23 .................. 225 226,433
4.30%, 03/04/24 .................. 125 127,776
4.55%, 06/24/24 .................. 150 154,086
3.90%, 01/15/25 .................. 100 101,409
3.75%, 06/15/27 .................. 195 197,131
36,541,881
Paper & Forest Products — 0.1%
Georgia-Pacific LLC
(b)
3.73%, 07/15/23 .................. 25 25,369
1.75%, 09/30/25 .................. 260 246,682
0.95%, 05/15/26 .................. 175 159,672
Suzano Austria GmbH, 2.50%, 09/15/28 .... 115 103,362
535,085
Personal Products — 0.1%
(b)
Coty, Inc., 4.75%, 01/15/29 ............ 57 53,187
GSK Consumer Healthcare Capital UK plc,
3.13%, 03/24/25 ................. 250 249,222
Security
Par (000)
Par (000) Value
Personal Products (continued)
GSK Consumer Healthcare Capital US LLC,
3.63%, 03/24/32 ................. USD 445 $ 444,582
Prestige Brands, Inc., 3.75%, 04/01/31 ..... 52 46,410
793,401
Pharmaceuticals — 0.7%
Astrazeneca Finance LLC, 2.25%, 05/28/31 .. 45 41,901
Bausch Health Americas, Inc., 8.50%,
01/31/27
(b)
..................... 37 36,899
Bausch Health Cos., Inc.
(b)
9.00%, 12/15/25 .................. 109 112,932
6.13%, 02/01/27 .................. 55 55,349
4.88%, 06/01/28 .................. 43 41,172
5.00%, 02/15/29 .................. 112 87,249
6.25%, 02/15/29 .................. 150 123,000
7.25%, 05/30/29 .................. 245 208,968
5.25%, 02/15/31 .................. 9 7,005
Bayer US Finance II LLC
(b)
2.20%, 07/15/22 .................. 30 30,000
4.25%, 12/15/25 .................. 400 406,714
Bayer US Finance LLC, 3.38%, 10/08/24
(b)
.. 400 399,338
Bristol-Myers Squibb Co.
2.90%, 07/26/24 .................. 61 61,452
3.40%, 07/26/29 .................. 10 10,178
2.95%, 03/15/32 .................. 12 11,739
3.70%, 03/15/52 .................. 160 160,790
3.90%, 03/15/62 .................. 80 80,434
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 .................. 101 102,178
3.13%, 02/15/29 .................. 53 48,172
3.50%, 04/01/30 .................. 112 102,200
Elanco Animal Health, Inc., 6.40%, 08/28/28
(k)
8 8,580
Embecta Corp.
(b)
5.00%, 02/15/30 .................. 42 39,615
6.75%, 02/15/30 .................. 67 67,167
Endo DAC, 9.50%, 07/31/27
(b)
.......... 380 333,450
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
..................... 231 210,788
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... 203 196,656
Johnson & Johnson, 3.55%, 03/01/36 ..... 25 25,845
Merck & Co., Inc.
3.40%, 03/07/29 .................. 50 51,134
2.15%, 12/10/31 .................. 220 203,485
2.75%, 12/10/51 .................. 235 204,694
Organon & Co.
(b)
4.13%, 04/30/28 .................. 404 384,893
5.13%, 04/30/31 .................. 200 193,000
P&L Development LLC, 7.75%, 11/15/25
(b)
... 96 88,320
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 671 626,144
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
.... 470 407,103
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 .................. 535 536,483
3.20%, 09/23/26 .................. 300 300,518
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 .................. 425 435,483
3.18%, 07/09/50 .................. 300 262,437
Teva Pharmaceutical Finance Netherlands III
BV, 6.00%, 04/15/24 .............. 405 414,133
Wyeth LLC, 5.95%, 04/01/37 ........... 70 89,017
7,206,615
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
... 29 26,863
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 379 357,321
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
..................... 349 328,060

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Professional Services (continued)
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ USD 23 $ 22,663
Verisk Analytics, Inc., 4.13%, 09/12/22 ..... 50 50,482
785,389
Real Estate Management & Development — 0.1%
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
................ 95 99,275
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
141 144,285
Forestar Group, Inc., 3.85%, 05/15/26
(b)
.... 36 33,570
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 .................. 6 6,024
4.13%, 02/01/29 .................. 117 109,776
4.38%, 02/01/31 .................. 27 25,380
Kennedy-Wilson, Inc., 4.75%, 02/01/30 .... 52 49,447
Realogy Group LLC
(b)
5.75%, 01/15/29 .................. 97 91,423
5.25%, 04/15/30 .................. 53 48,760
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
..... 269 226,124
Zillow Group, Inc., 1.38%, 09/01/26
(d)
...... 21 27,786
861,850
Road & Rail — 0.8%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
37 36,453
Burlington Northern Santa Fe LLC
5.75%, 05/01/40 .................. 5 6,231
5.40%, 06/01/41 .................. 100 120,712
5.15%, 09/01/43 .................. 125 148,436
4.90%, 04/01/44 .................. 90 103,387
3.55%, 02/15/50 .................. 75 74,322
3.30%, 09/15/51 .................. 75 70,923
2.88%, 06/15/52 .................. 90 79,727
Canadian Pacific Railway Co.
1.75%, 12/02/26 .................. 45 42,389
2.05%, 03/05/30 .................. 30 27,481
3.00%, 12/02/41 .................. 110 98,951
3.10%, 12/02/51 .................. 170 150,304
CSX Corp.
3.25%, 06/01/27 .................. 60 60,395
3.80%, 03/01/28 .................. 75 77,489
4.30%, 03/01/48 .................. 80 85,945
2.50%, 05/15/51 .................. 75 60,607
Hertz Corp. (The)
(b)
4.63%, 12/01/26 .................. 47 43,890
5.00%, 12/01/29 .................. 75 67,875
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. 81 79,583
Norfolk Southern Corp.
2.90%, 06/15/26 .................. 175 172,828
3.80%, 08/01/28 .................. 160 163,369
2.55%, 11/01/29 .................. 70 66,920
4.15%, 02/28/48 .................. 30 31,330
3.05%, 05/15/50 .................. 205 182,604
3.70%, 03/15/53 .................. 175 172,977
3.16%, 05/15/55 .................. 100 89,314
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(b)
................ 84 81,060
Penske Truck Leasing Co. LP
(b)
2.70%, 03/14/23 .................. 265 266,178
3.90%, 02/01/24 .................. 845 855,428
4.00%, 07/15/25 .................. 1,070 1,080,397
1.20%, 11/15/25 .................. 100 91,781
4.20%, 04/01/27 .................. 100 102,492
Ryder System, Inc.
3.40%, 03/01/23 .................. 100 100,863
3.88%, 12/01/23 .................. 250 253,631
3.65%, 03/18/24 .................. 475 480,041
Security
Par (000)
Par (000) Value
Road & Rail (continued)
2.85%, 03/01/27 .................. USD 85 $ 82,422
SMBC Aviation Capital Finance DAC, 1.90%,
10/15/26
(b)
..................... 200 178,705
Uber Technologies, Inc.
7.50%, 05/15/25
(b)
................. 91 94,958
0.00%, 12/15/25
(d)(e)
................ 596 533,420
8.00%, 11/01/26
(b)
................. 26 27,630
7.50%, 09/15/27
(b)
................. 250 266,565
6.25%, 01/15/28
(b)
................. 140 144,752
4.50%, 08/15/29
(b)
................. 359 336,563
Union Pacific Corp.
3.25%, 08/15/25 .................. 100 100,464
3.55%, 08/15/39 .................. 115 113,403
4.30%, 03/01/49 .................. 10 10,886
3.80%, 10/01/51 .................. 80 81,640
3.50%, 02/14/53 .................. 110 107,631
3.95%, 08/15/59 .................. 25 25,382
3.84%, 03/20/60
(b)
................. 100 100,348
3.84%, 03/20/60 .................. 118 118,410
3.80%, 04/06/71 .................. 100 99,098
8,048,590
Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc., 2.80%, 10/01/41 ..... 120 107,670
Applied Materials, Inc., 3.30%, 04/01/27 .... 280 283,790
Broadcom Corp., 3.88%, 01/15/27 ....... 375 377,507
Broadcom, Inc.
4.70%, 04/15/25 .................. 580 601,917
3.15%, 11/15/25 .................. 230 228,135
4.11%, 09/15/28 .................. 200 202,376
4.75%, 04/15/29 .................. 450 472,829
4.15%, 11/15/30 .................. 245 248,305
2.45%, 02/15/31
(b)
................. 250 223,019
4.15%, 04/15/32 .................. 175 174,617
3.42%, 04/15/33
(b)
................. 630 587,993
Entegris, Inc., 4.38%, 04/15/28
(b)
........ 32 30,960
Intel Corp.
2.45%, 11/15/29 .................. 84 80,088
2.80%, 08/12/41 .................. 35 30,901
4.10%, 05/19/46 .................. 50 53,217
4.75%, 03/25/50 .................. 10 11,645
3.05%, 08/12/51 .................. 155 137,810
3.10%, 02/15/60 .................. 20 17,186
3.20%, 08/12/61 .................. 55 48,639
KLA Corp.
4.65%, 11/01/24 .................. 144 149,199
4.10%, 03/15/29 .................. 185 194,161
3.30%, 03/01/50 .................. 238 224,177
Lam Research Corp.
3.80%, 03/15/25 .................. 270 276,281
3.75%, 03/15/26 .................. 110 113,030
1.90%, 06/15/30 .................. 15 13,594
2.88%, 06/15/50 .................. 50 44,228
Microchip Technology, Inc.
(d)
0.13%, 11/15/24 .................. 97 110,052
1.63%, 02/15/25 .................. 15 47,578
1.63%, 02/15/27 .................. 36 77,198
NVIDIA Corp., 3.50%, 04/01/40 ......... 202 203,472
NXP BV
(b)
4.88%, 03/01/24 .................. 335 344,326
2.70%, 05/01/25 .................. 150 145,481
5.35%, 03/01/26 .................. 100 105,300
3.88%, 06/18/26 .................. 200 200,662
3.15%, 05/01/27 .................. 100 97,166
5.55%, 12/01/28 .................. 120 129,836
4.30%, 06/18/29 .................. 76 78,318

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
2.50%, 05/11/31 .................. USD 250 $ 223,900
2.65%, 02/15/32 .................. 170 152,648
3.25%, 05/11/41 .................. 90 79,161
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
. 60 57,300
QUALCOMM, Inc.
4.80%, 05/20/45 .................. 50 58,003
4.30%, 05/20/47 .................. 129 145,162
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 66 62,205
Texas Instruments, Inc.
1.13%, 09/15/26 .................. 25 23,353
2.70%, 09/15/51 .................. 80 71,036
7,345,431
Software — 1.1%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 128 130,880
Autodesk, Inc.
3.60%, 12/15/22 .................. 50 50,384
3.50%, 06/15/27 .................. 75 75,388
2.40%, 12/15/31 .................. 365 325,430
Boxer Parent Co., Inc.
(b)
7.13%, 10/02/25 .................. 105 108,837
9.13%, 03/01/26 .................. 410 422,300
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 158 153,655
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 34 33,752
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... 535 535,000
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 .................. 315 300,438
4.88%, 07/01/29 .................. 215 202,274
Condor Merger Sub, Inc., 7.38%, 02/15/30
(b)
. 236 226,381
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 .................. 27 26,798
6.50%, 10/15/28 .................. 24 23,848
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 39 35,782
Elastic NV, 4.13%, 07/15/29
(b)
.......... 222 206,451
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 77 74,545
Microsoft Corp.
3.45%, 08/08/36 .................. 129 134,172
4.25%, 02/06/47 .................. 50 57,161
2.53%, 06/01/50 .................. 301 259,912
2.92%, 03/17/52 .................. 561 526,436
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 163 158,604
Minerva Merger Sub, Inc., 6.50%, 02/15/30
(b)
. 293 284,247
NCR Corp.
(b)
5.00%, 10/01/28 .................. 35 33,513
5.13%, 04/15/29 .................. 71 68,255
6.13%, 09/01/29 .................. 173 173,432
Open Text Corp., 3.88%, 12/01/29
(b)
...... 35 33,250
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
. 77 73,011
Oracle Corp.
2.50%, 04/01/25 .................. 230 224,643
1.65%, 03/25/26 .................. 755 704,042
2.65%, 07/15/26 .................. 65 62,328
2.95%, 04/01/30 .................. 250 230,641
3.90%, 05/15/35 .................. 25 23,509
3.85%, 07/15/36 .................. 5 4,602
3.60%, 04/01/40 .................. 300 260,246
5.38%, 07/15/40 .................. 150 158,269
3.65%, 03/25/41 .................. 136 118,787
4.13%, 05/15/45 .................. 100 89,802
4.00%, 07/15/46 .................. 164 145,524
4.00%, 11/15/47 .................. 285 252,045
3.60%, 04/01/50 .................. 505 418,828
3.95%, 03/25/51 .................. 466 407,384
3.85%, 04/01/60 .................. 80 65,654
PTC, Inc., 4.00%, 02/15/28
(b)
........... 95 92,556
Security
Par (000)
Par (000) Value
Software (continued)
salesforce.com, Inc.
2.70%, 07/15/41 .................. USD 95 $ 84,074
2.90%, 07/15/51 .................. 105 93,230
3.05%, 07/15/61 .................. 130 114,036
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 575 579,321
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 458 434,507
VMware, Inc.
1.40%, 08/15/26 .................. 360 330,499
2.20%, 08/15/31 .................. 740 651,520
Workday, Inc.
3.50%, 04/01/27 .................. 105 104,973
3.80%, 04/01/32 .................. 240 239,543
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
175 159,954
10,784,653
Specialty Retail — 0.6%
Arko Corp., 5.13%, 11/15/29
(b)
.......... 69 62,790
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. 23 22,094
4.75%, 03/01/30 .................. 31 29,256
5.00%, 02/15/32
(b)
................. 60 55,772
Bath & Body Works, Inc., 7.60%, 07/15/37 .. 28 29,050
Carvana Co.
(b)
5.50%, 04/15/27 .................. 132 117,810
4.88%, 09/01/29 .................. 84 69,370
eG Global Finance plc, 6.75%, 02/07/25
(b)
... 400 399,000
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. 28 26,075
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 90 83,341
Home Depot, Inc. (The)
2.88%, 04/15/27 .................. 125 124,530
0.90%, 03/15/28 .................. 150 133,287
2.70%, 04/15/30 .................. 100 96,882
4.25%, 04/01/46 .................. 40 43,751
3.90%, 06/15/47 .................. 75 78,121
4.50%, 12/06/48 .................. 120 134,816
3.35%, 04/15/50 .................. 190 179,021
2.75%, 09/15/51 .................. 100 86,149
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
39 36,660
L Brands, Inc., 6.88%, 11/01/35 ......... 82 84,460
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... 198 185,459
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... 111 104,837
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
...... 50 47,262
Lowe's Cos., Inc.
3.35%, 04/01/27 .................. 110 110,643
3.70%, 04/15/46 .................. 237 227,089
4.55%, 04/05/49 .................. 70 75,088
5.13%, 04/15/50 .................. 25 29,246
3.00%, 10/15/50 .................. 235 199,927
4.25%, 04/01/52 .................. 160 165,493
4.45%, 04/01/62 .................. 110 114,465
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 34 33,713
National Vision Holdings, Inc., 2.50%,
05/15/25
(d)
..................... 92 141,220
Penske Automotive Group, Inc., 3.50%,
09/01/25 ...................... 14 13,895
PetSmart, Inc.
(b)
4.75%, 02/15/28 .................. 336 324,712
7.75%, 02/15/29 .................. 753 777,473
Sonic Automotive, Inc., 4.63%, 11/15/29
(b)
... 23 20,700
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 75 76,260
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 .................. 400 382,084
6.13%, 07/01/29 .................. 188 173,430
6.00%, 12/01/29 .................. 236 218,300

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Staples, Inc.
(b)
7.50%, 04/15/26 .................. USD 427 $ 414,662
10.75%, 04/15/27 ................. 67 59,630
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 583 552,445
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
............ 73 71,723
6,411,991
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
1.20%, 02/08/28 .................. 130 118,355
2.20%, 09/11/29 .................. 60 57,184
4.50%, 02/23/36 .................. 75 85,746
4.38%, 05/13/45 .................. 20 22,604
4.65%, 02/23/46 .................. 325 384,558
3.85%, 08/04/46 .................. 230 242,847
3.75%, 09/12/47 .................. 130 135,163
2.65%, 05/11/50 .................. 120 104,521
2.65%, 02/08/51 .................. 135 116,449
2.70%, 08/05/51 .................. 385 334,679
Dell International LLC, 6.02%, 06/15/26 .... 167 180,899
HP, Inc.
2.20%, 06/17/25 .................. 175 168,775
1.45%, 06/17/26 .................. 555 510,048
2,461,828
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc.
4.25%, 03/15/29 .................. 54 47,790
4.13%, 08/15/31 .................. 87 73,515
Kontoor Brands, Inc., 4.13%, 11/15/29 ..... 37 33,855
Levi Strauss & Co., 3.50%, 03/01/31 ...... 14 12,821
William Carter Co. (The), 5.50%, 05/15/25 ... 9 9,274
Wolverine World Wide, Inc., 4.00%, 08/15/29 . 38 33,725
210,980
Thrifts & Mortgage Finance — 0.1%
BPCE SA
(b)
2.38%, 01/14/25 .................. 250 240,827
(SOFR + 1.09%), 2.05%, 10/19/27
(a)
.... 375 344,964
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... 353 364,173
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 71 58,171
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 .................. 67 64,210
4.75%, 06/15/29 .................. 52 49,043
MGIC Investment Corp., 5.25%, 08/15/28 ... 52 51,371
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 .................. 50 50,880
5.13%, 12/15/30 .................. 31 28,675
5.75%, 11/15/31 .................. 37 35,287
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
... 49 44,989
1,332,590
Tobacco — 0.4%
Altria Group, Inc.
2.35%, 05/06/25 .................. 590 573,041
4.80%, 02/14/29 .................. 130 136,281
2.45%, 02/04/32 .................. 75 65,195
5.38%, 01/31/44 .................. 92 95,090
5.95%, 02/14/49 .................. 538 582,414
4.00%, 02/04/61 .................. 30 25,142
BAT Capital Corp.
3.22%, 08/15/24 .................. 39 38,986
2.79%, 09/06/24 .................. 510 503,299
3.22%, 09/06/26 .................. 375 363,015
3.56%, 08/15/27 .................. 257 250,125
2.26%, 03/25/28 .................. 300 269,181
Security
Par (000)
Par (000) Value
Tobacco (continued)
2.73%, 03/25/31 .................. USD 100 $ 88,130
4.74%, 03/16/32 .................. 295 296,744
4.39%, 08/15/37 .................. 225 209,231
3.73%, 09/25/40 .................. 195 159,769
4.76%, 09/06/49 .................. 90 82,725
Philip Morris International, Inc., 1.50%,
05/01/25 ...................... 250 238,296
Reynolds American, Inc.
4.45%, 06/12/25 .................. 250 255,265
7.00%, 08/04/41 .................. 98 112,322
4,344,251
Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.88%, 07/03/23 .................. 300 303,025
4.25%, 02/01/24 .................. 350 353,785
2.30%, 02/01/25 .................. 100 96,187
3.38%, 07/01/25 .................. 440 433,658
2.88%, 01/15/26 .................. 815 786,616
1.88%, 08/15/26 .................. 830 764,604
Aviation Capital Group LLC
(b)
3.88%, 05/01/23 .................. 110 110,481
1.95%, 09/20/26 .................. 445 402,496
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
38 35,105
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 .................. 24 23,820
9.75%, 08/01/27 .................. 14 14,627
5.50%, 05/01/28 .................. 107 97,279
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 66 59,400
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 16 15,000
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 91 92,274
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 202 194,518
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 .................. 160 166,451
7.25%, 06/15/28 .................. 248 263,410
4,212,736
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 4.38%, 04/22/49 .. 400 421,700
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 1,250 1,271,738
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(j)
......... 122 84,933
Rogers Communications, Inc.
3.20%, 03/15/27
(b)
................. 110 108,274
3.80%, 03/15/32
(b)
................. 260 257,987
4.30%, 02/15/48 .................. 26 25,362
4.35%, 05/01/49 .................. 58 56,549
3.70%, 11/15/49 .................. 61 54,249
4.55%, 03/15/52
(b)
................. 400 397,663
Sprint Corp.
7.88%, 09/15/23 .................. 23 24,438
7.13%, 06/15/24 .................. 26 27,886
7.63%, 03/01/26 .................. 58 65,471
T-Mobile USA, Inc.
1.50%, 02/15/26 .................. 766 714,462
2.25%, 02/15/26
(b)
................. 320 301,536
2.25%, 02/15/26 .................. 265 249,710
4.75%, 02/01/28 .................. 12 12,197
2.63%, 02/15/29 .................. 91 83,058
3.88%, 04/15/30 .................. 20 20,077
2.88%, 02/15/31 .................. 124 111,715
3.50%, 04/15/31
(b)
................. 137 128,914
3.50%, 04/15/31 .................. 185 174,082

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
2.70%, 03/15/32
(b)
................. USD 375 $ 341,135
4.38%, 04/15/40 .................. 215 215,912
3.00%, 02/15/41 .................. 165 139,477
4.50%, 04/15/50 .................. 45 45,525
3.30%, 02/15/51 .................. 155 130,421
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
400 377,000
Vodafone Group plc
6.15%, 02/27/37 .................. 125 149,726
5.25%, 05/30/48 .................. 151 169,142
4.88%, 06/19/49 .................. 25 27,205
4.25%, 09/17/50 .................. 50 49,834
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
.................... 515 568,673
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
............... 265 244,449
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%),
5.12%, 06/04/81
(a)
............... 66 58,195
7,108,695
Total Corporate Bonds — 40.2%
(Cost: $433,374,149) .............................. 411,282,260
Equity-Linked Notes
Air Freight & Logistics — 0.1%
Royal Bank of Canada (United Parcel Service,
Inc.), 12.82%, 04/26/22
(b)
............ 3 630,212
Automobiles — 0.3%
Barclays Bank plc (Tesla, Inc.),
16.37%, 04/26/22 ................. 1 929,108
Credit Suisse AG (Tesla, Inc.),
16.40%, 06/06/22 ................. —
(l)
469,384
Nomura Bank International plc (Ford Motor
Co.), 16.77%, 05/03/22 .............. 37 626,936
Royal Bank of Canada (General Motors Co.),
13.04%, 04/27/22
(b)
................ 14 612,777
2,638,205
Banks — 0.3%
Barclays Bank plc (Citizens Financial Group,
Inc.)
13.56%, 04/20/22 ................. 5 237,722
12.39%, 04/27/22 ................. 4 205,442
Goldman Sachs International (Bank of America
Corp.)
15.37%, 04/14/22 ................. 2 75,377
14.39%, 09/20/22 ................. 16 668,069
Goldman Sachs International (First Republic
Bank), 19.08%, 04/13/22 ............. 2 244,739
JPMorgan Structured Products BV (Truist
Financial Corp.), 14.40%, 04/18/22
(b)(g)
... 3 161,037
Royal Bank of Canada (Citigroup, Inc.),
16.38%, 04/13/22
(b)
................ 4 227,364
Royal Bank of Canada (Fifth Third BanCorp.),
17.63%, 05/04/22
(b)
................ 11 466,038
Societe Generale SA (JPMorgan Chase & Co.),
18.58%, 04/13/22 ................. 4 577,799
Societe Generale SA (Wells Fargo & Co.),
18.06%, 04/13/22 ................. 8 398,530
3,262,117
Security
Par (000)
Par (000) Value
Beverages — 0.1%
BNP Paribas SA (PepsiCo, Inc.),
9.14%, 04/20/22 .................. USD 2 $ 415,323
Societe Generale SA (Coca-Cola Co. (The)),
7.52%, 05/19/22 .................. 15 914,203
1,329,526
Biotechnology — 0.1%
JPMorgan Structured Products BV (AbbVie,
Inc.), 10.81%, 04/27/22
(b)(g)
........... 7 1,093,654
Building Products — 0.1%
Goldman Sachs International (Johnson Controls
International plc), 11.44%, 04/29/22 ..... 9 606,383
Capital Markets — 0.3%
Barclays Bank plc (Ameriprise Financial, Inc.),
15.31%, 04/27/22 ................. 1 164,886
Barclays Bank plc (Goldman Sachs Group, Inc.
(The)), 18.46%, 04/18/22 ............ 2 504,747
Barclays Bank plc (KKR & Co., Inc.),
13.83%, 05/16/22 ................. 10 612,897
BNP Paribas SA (Morgan Stanley),
10.65%, 04/18/22 ................. 6 552,850
Royal Bank of Canada (Raymond James
Financial, Inc.), 15.53%, 04/22/22
(b)
..... 1 85,640
Societe Generale SA (MSCI, Inc.),
16.80%, 04/27/22 ................. 1 607,517
2,528,537
Chemicals — 0.1%
Barclays Bank plc (Ecolab, Inc.),
9.56%, 04/27/22 .................. 1 178,367
Credit Suisse AG (Mosaic Co. (The)),
17.15%, 04/29/22 ................. 11 571,418
JPMorgan Structured Products BV (Dow, Inc.),
15.64%, 04/21/22
(b)(g)
............... 5 312,255
1,062,040
Communications Equipment — 0.1%
Credit Suisse AG (Cisco Systems Inc),
12.65%, 05/18/22 ................. 8 461,828
Construction Materials — 0.0%
Royal Bank of Canada (Vulcan Materials Co.),
9.26%, 05/04/22
(b)
................. 2 432,163
Consumer Finance — 0.1%
BNP Paribas SA (American Express Co.),
13.41%, 04/21/22 ................. 2 349,494
Royal Bank of Canada (Ally Financial, Inc.),
16.38%, 04/18/22
(b)
................ 4 185,345
Royal Bank of Canada (Discover Financial
Services), 14.50%, 04/22/22
(b)
......... 5 518,457
1,053,296
Diversified Consumer Services — 0.2%
Royal Bank of Canada (Russell 2000 Index),
8.75%, 05/27/22
(b)
................. 1 1,223,269
Societe Generale SA (Berkshire Hathaway),
7.89%, 05/19/22 .................. 4 1,237,250
2,460,519
Diversified Telecommunication Services — 0.1%
Barclays Bank plc (AT&T, Inc.)
18.83%, 04/21/22 ................. 19 437,065
24.31%, 04/21/22 ................. 28 657,610
1,094,675
Electric Utilities — 0.1%
Barclays Bank plc (NextEra Energy, Inc.),
12.63%, 05/04/22 ................. 13 1,090,970

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.1%
Credit Suisse AG (Zebra Technologies Corp.),
12.10%, 05/19/22 ................. USD 1 $ 442,285
Goldman Sachs International (Flex Ltd.),
14.97%, 05/04/22 ................. 15 266,079
Merrill Lynch International & Co. (Flex Ltd.),
17.07%, 05/05/22 ................. 10 174,518
Royal Bank of Canada (Corning, Inc.),
12.74%, 04/27/22
(b)
................ 2 75,667
958,549
Energy Equipment & Services — 0.0%
JPMorgan Structured Products BV
(Schlumberger NV), 12.05%, 04/21/22
(b)(g)
. 4 175,805
Entertainment — 0.1%
Societe Generale SA (Walt Disney Co. (The)),
15.88%, 04/22/22 ................. 5 758,974
Equity Real Estate Investment Trusts (REITs) — 0.3%
Goldman Sachs International (American Tower
Corp.), 13.52%, 04/14/22 ............ 3 651,570
JPMorgan Structured Products BV (Prologis,
Inc.), 11.64%, 04/14/22
(b)(g)
........... 4 658,631
Royal Bank of Canada (Prologis, Inc.),
16.01%, 04/20/22
(b)
................ 4 660,829
Societe Generale SA (American Tower Corp.),
10.53%, 05/02/22 ................. 3 838,105
2,809,135
Food & Staples Retailing — 0.1%
Goldman Sachs International (Walmart, Inc.),
9.87%, 04/12/22 .................. 5 654,367
Food Products — 0.1%
BNP Paribas SA (Archer-Daniels-Midland Co.),
11.50%, 04/27/22 ................. 3 221,946
JPMorgan Structured Products BV (Kraft Heinz
Co. (The)), 13.03%, 04/29/22
(b)(g)
....... 5 174,615
Royal Bank of Canada (Mondelez International,
Inc.), 7.92%, 04/28/22
(b)
............. 2 154,861
551,422
Health Care Equipment & Supplies — 0.2%
Credit Suisse AG (Becton Dickinson and Co.),
9.05%, 05/02/22 .................. 2 626,545
Credit Suisse AG (Stryker Corp.),
11.20%, 04/27/22 ................. 2 514,274
JPMorgan Structured Products BV (Abbott
Laboratories), 11.22%, 04/20/22
(b)(g)
..... 4 483,729
Nomura Bank International plc (IDEXX
Laboratories, Inc.), 16.19%, 05/03/22 .... 1 628,560
2,253,108
Health Care Providers & Services — 0.5%
Barclays Bank plc (Anthem, Inc.),
13.65%, 04/21/22 ................. 1 396,141
BNP Paribas SA (UnitedHealth Group, Inc.),
14.34%, 04/19/22 ................. 2 1,205,122
Goldman Sachs International (CVS Health
Corp.), 13.36%, 04/29/22 ............ 6 610,797
JPMorgan Structured Products
BV (UnitedHealth Group, Inc.),
14.45%, 04/14/22
(b)(g)
............... 2 852,510
Nomura Bank International plc (Anthem, Inc.),
8.01%, 04/21/22 .................. 1 462,587
Royal Bank of Canada (Tenet Healthcare
Corp.), 14.38%, 04/21/22
(b)
........... 3 242,070
Societe Generale SA (Humana, Inc.),
8.53%, 04/27/22 .................. 2 808,940
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Societe Generale SA (Laboratory Corp. of
America Holdings), 10.69%, 05/19/22 .... USD 2 $ 561,671
5,139,838
Hotels, Restaurants & Leisure — 0.2%
Barclays Bank plc (Darden Restaurants, Inc.),
18.60%, 05/16/22 ................. 4 586,148
Barclays Bank plc (Wendy's Co. (The)),
19.31%, 04/20/22 ................. 5 121,218
BNP Paribas SA (Yum! Brands, Inc.),
11.75%, 05/16/22 ................. 5 624,054
Credit Suisse AG (Marriott International, Inc.),
13.35%, 05/10/22 ................. —
(l)
79,782
JPMorgan Structured Products BV (Las Vegas
Sands Corp.), 18.99%, 04/21/22
(b)(g)
..... 4 150,263
Nomura Bank International plc (McDonald's
Corp.), 8.68%, 05/04/22 ............. 4 926,950
2,488,415
Household Durables — 0.1%
Barclays Bank plc (PulteGroup, Inc.),
12.54%, 05/04/22 ................. 7 298,357
Barclays Bank plc (Toll Brothers, Inc.),
17.01%, 04/14/22 ................. 8 362,041
660,398
Household Products — 0.1%
BNP Paribas SA (Procter & Gamble Co. (The))
5.90%, 04/20/22 .................. 1 80,139
8.40%, 04/20/22 .................. 4 645,045
725,184
Industrial Conglomerates — 0.1%
(b)
Royal Bank of Canada (3M Co.),
11.47%, 05/04/22 ................. 4 666,939
Royal Bank of Canada (General Electric Co.),
16.02%, 05/04/22 ................. 8 731,207
1,398,146
Interactive Media & Services — 0.3%
Goldman Sachs International (Alphabet, Inc.),
11.07%, 04/14/22 ................. —
(l)
80,562
Nomura Bank International plc (Alphabet, Inc.),
12.42%, 05/31/22 ................. 1 2,155,610
Royal Bank of Canada (Alphabet, Inc.),
11.59%, 05/16/22
(b)
................ —
(l)
215,447
Royal Bank of Canada (Meta Platforms, Inc.),
12.68%, 05/16/22
(b)
................ 3 674,705
3,126,324
Internet & Direct Marketing Retail — 0.3%
Goldman Sachs International (Amazon.com,
Inc.), 14.15%, 04/29/22 .............. —
(l)
1,211,221
Nomura Bank International plc (Amazon.com,
Inc.), 15.72%, 05/31/22 .............. —
(l)
607,857
Royal Bank of Canada (Amazon.com, Inc.),
10.89%, 05/19/22
(b)
................ —
(l)
824,064
2,643,142
IT Services — 0.2%
Barclays Bank plc (PayPal Holdings, Inc.),
16.57%, 05/06/22 ................. 3 356,471
Goldman Sachs International (Automatic Data
Processing, Inc.), 10.99%, 04/29/22 ..... 4 876,714
JPMorgan Structured Products BV (Mastercard,
Inc.), 14.11%, 04/29/22
(b)(g)
........... 1 338,816
Nomura Bank International plc (Fidelity
National Information Services, Inc.),
14.56%, 05/06/22 ................. 2 233,149

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
Royal Bank of Canada (Fiserv, Inc.),
10.65%, 04/27/22
(b)
................ USD 5 $ 511,662
Royal Bank of Canada (International Business
Machines Corp.), 12.28%, 04/20/22
(b)
.... 1 118,501
2,435,313
Life Sciences Tools & Services — 0.2%
BNP Paribas SA (Danaher Corp.),
11.16%, 05/16/22 ................. 2 627,506
Credit Suisse AG (Danaher Corp.),
10.40%, 05/10/22 ................. 2 525,297
Credit Suisse AG (Thermo Fisher Scientific,
Inc.), 7.40%, 05/02/22 .............. 2 1,036,479
2,189,282
Machinery — 0.1%
BNP Paribas SA (PACCAR, Inc.),
12.89%, 04/27/22 ................. 1 76,882
Credit Suisse AG (Deere & Co.),
11.90%, 04/12/22 ................. 2 677,660
Goldman Sachs International (Dover Corp.),
11.64%, 04/20/22 ................. 2 338,404
Societe Generale SA (Middleby Corp. (The)),
11.12%, 05/19/22 ................. 1 162,575
1,255,521
Media — 0.1%
(b)
JPMorgan Structured Products BV (Comcast
Corp.), 14.55%, 04/29/22
(g)
........... 11 500,120
Royal Bank of Canada (Comcast Corp.),
13.63%, 04/29/22 ................. 4 198,151
698,271
Multiline Retail — 0.0%
Societe Generale SA (Kohl's Corp.),
18.60%, 04/20/22 ................. 7 443,542
Oil, Gas & Consumable Fuels — 0.2%
Barclays Bank plc (Chevron Corp.),
11.25%, 04/26/22 ................. 3 442,973
Barclays Bank plc (CompuGroup Medical SE &
Co KgaA), 12.62%, 05/04/22 .......... 4 426,890
Royal Bank of Canada (Exxon Mobil Corp.),
15.53%, 05/04/22
(b)
................ 10 847,333
Societe Generale SA (Williams Cos., Inc.
(The)), 17.66%, 05/02/22 ............ 13 432,286
2,149,482
Pharmaceuticals — 0.4%
Barclays Bank plc (Eli Lilly & Co.),
10.39%, 04/26/22 ................. 2 644,285
BNP Paribas SA (Bristol-Myers Squibb Co.),
10.55%, 04/26/22 ................. 12 866,210
Credit Suisse AG (Johnson & Johnson),
7.85%, 06/06/22 .................. 3 507,041
Goldman Sachs International (Johnson &
Johnson), 7.04%, 05/16/22 ........... 1 215,524
Royal Bank of Canada (Johnson & Johnson),
8.65%, 04/20/22
(b)
................. 4 643,293
Royal Bank of Canada (Zoetis, Inc.),
10.57%, 05/06/22
(b)
................ 1 225,658
Societe Generale SA (Merck & Co., Inc.),
6.74%, 04/27/22 .................. 13 1,051,897
4,153,908
Security
Par (000)
Par (000) Value
Professional Services — 0.1%
Goldman Sachs International (Equifax, Inc.),
14.84%, 04/14/22 ................. USD 2 $ 437,846
Societe Generale SA (Equifax, Inc.),
11.64%, 05/19/22 ................. 2 575,408
1,013,254
Road & Rail — 0.2%
Barclays Bank plc (Old Dominion Freight Line,
Inc.), 10.81%, 04/22/22 .............. 2 604,140
JPMorgan Structured Products BV (Union
Pacific Corp.), 10.14%, 04/14/22
(b)(g)
..... 3 669,196
Royal Bank of Canada (Norfolk Southern
Corp.), 11.28%, 04/28/22
(b)
........... 1 170,275
Societe Generale SA (Uber Technologies, Inc.),
12.27%, 05/05/22 ................. 25 872,695
2,316,306
Semiconductors & Semiconductor Equipment — 0.3%
Credit Suisse AG (Advanced Micro Devices,
Inc.), 25.20%, 04/27/22 .............. 7 789,361
Credit Suisse AG (Analog Devices, Inc.),
13.85%, 05/19/22 ................. —
(l)
82,476
Goldman Sachs International (NVIDIA Corp.),
16.31%, 04/12/22 ................. 4 965,439
Goldman Sachs International (Texas
Instruments, Inc.), 9.84%, 04/27/22 ...... 3 531,552
JPMorgan Structured Products BV (Intel Corp.),
11.15%, 04/28/22
(b)(g)
............... 7 341,557
2,710,385
Software — 0.5%
Barclays Bank plc (Adobe, Inc.),
10.23%, 05/10/22 ................. 1 495,039
Credit Suisse AG (Cadence Design Systems,
Inc.), 16.70%, 04/12/22 .............. 4 630,621
Credit Suisse AG (Microsoft Corp.),
11.05%, 06/06/22 ................. 2 642,424
Goldman Sachs International (Microsoft Corp.),
11.90%, 04/27/22 ................. 2 508,746
Goldman Sachs International (Workday, Inc.),
14.64%, 04/20/22 ................. 2 415,511
JPMorgan Structured Products BV (Microsoft
Corp.), 10.35%, 05/16/22
(b)(g)
.......... 3 833,292
Nomura Bank International plc (Oracle Corp.),
8.76%, 06/14/22 .................. 10 835,690
Royal Bank of Canada (Microsoft Corp.),
11.24%, 04/27/22
(b)
................ 2 635,529
4,996,852
Specialty Retail — 0.1%
Societe Generale SA (AutoZone, Inc.),
10.98%, 04/20/22 ................. —
(l)
679,360
Societe Generale SA (Home Depot, Inc. (The)),
13.26%, 04/14/22 ................. 2 583,245
1,262,605
Technology Hardware, Storage & Peripherals — 0.3%
Credit Suisse AG (Apple, Inc.),
10.90%, 04/28/22 ................. 3 501,117
JPMorgan Structured Products BV (Apple, Inc.)
10.29%, 05/16/22
(b)(g)
............... 9 1,484,492
11.67%, 05/16/22
(b)(g)
............... 5 828,163
JPMorgan Structured Products BV
(Seagate Technology Holdings plc),
21.92%, 04/22/22
(b)(g)
............... 2 142,092
Royal Bank of Canada (Apple, Inc.),
11.37%, 05/31/22
(b)
................ 3 439,496
3,395,360

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.0%
Credit Suisse AG (Fastenal Co.),
11.55%, 04/14/22 ................. USD 2 $ 98,585
Royal Bank of Canada (United Rentals, Inc.),
19.83%, 04/28/22
(b)
................ —
(l)
89,351
187,936
Water Utilities — 0.0%
JPMorgan Structured Products BV (American
Water Works Co., Inc.), 12.07%, 05/04/22
(b)(g)
3 425,851
Total Equity-Linked Notes — 7.2%
(Cost: $72,080,022) ............................... 73,720,800
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 1,133 1,126,779
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 230 229,142
Cobham Ultra U.S. Co., Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00%
,
 11/17/28 .. 69 68,166
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 04/06/26 .................. 479 470,082
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 04/06/26 .................. 258 252,733
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . 1,467 1,454,369
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 . 273 270,137
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 107 107,226
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.71%
,
 12/09/25 ...... 114 111,697
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.71%
,
 08/22/24 ...... 502 493,676
4,584,007
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(a)
................. 110 109,423
Airlines — 0.3%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(m)
...................... 550 556,673
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28 ........... 771 762,966
American Airlines, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 2.20%
,
 01/29/27 . 790 737,467
American Airlines, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.00%), 2.84%
,
 12/15/23 . 12 12,053
Kestrel Bidco, Inc., Term Loan, 12/11/26
(m)
... 80 76,678
United Airlines, Inc., Term Loan B, (LIBOR USD
3 Month + 3.75%), 4.50%
,
 04/21/28 ..... 763 753,115
2,898,952
Auto Components — 0.3%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.25%), 3.71%
,
 04/10/28 ...... 82 80,936
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.71%
,
 04/30/26 . 1,161 1,145,149
Security
Par (000)
Par (000) Value
Auto Components (continued)
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 01/31/28 ...... USD 692 $ 669,617
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.46%
,
 02/05/26 .................. 857 829,343
2,725,045
Automobiles — 0.1%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.71%
,
 12/12/25
(a)
..... 652 648,303
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan,
01/24/29
(m)
...................... 480 471,578
Naked Juice LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.00%), 6.65%
,
 01/24/30 . 254 252,301
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27 . 218 216,334
940,213
Building Products — 0.2%
(a)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25 .................. 166 164,086
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 .................. 212 205,092
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 11/23/27 .. 618 599,342
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 10/02/28 .................. 113 110,499
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, (LIBOR USD 3 Month + 0.00%),
3.50%
,
 10/02/28 .................. 23 22,106
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 106 104,958
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 2.71%
,
 07/28/28 ...... 150 148,819
MI Windows & Doors LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 12/18/27 .................. 102 100,557
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.25%
,
 12/31/26 ...... 783 762,191
2,217,650
Capital Markets — 0.1%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 07/24/26 . 89 88,135
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 09/01/28 .................. 590 585,050
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 .................. 257 253,417
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.71%
,
 04/12/24 ..... 115 113,916
1,040,518
Chemicals — 0.4%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month +
2.50%), 3.00%
,
 03/18/28 ............ 719 708,330
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(m)
...................... 34 32,798

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.25%
,
 09/30/28 ...... USD 230 $ 224,103
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/24/27 .................. 52 51,684
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.76%
,
 08/27/26 .................. 382 379,764
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.76%
,
 12/29/27
(i)
................. 55 53,777
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.00%
,
 06/09/28 .................. 256 252,437
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 2.46%
,
 01/31/26 . 348 345,025
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 06/28/24 .................. 51 50,110
Herens Holdco SARL, Facility Term Loan B
(LIBOR USD 3 Month + 4.00%),
4.75%, 07/03/28 ................ 150 146,057
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.96%
,
 06/30/27 .................. 462 446,467
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.72%
,
 03/02/26 .................. 465 458,305
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.70%
,
 05/15/24 ............ 430 424,338
Nouryon Finance BV, Term Loan, (LIBOR USD
3 Month + 3.00%), 4.01%
,
 10/01/25 ..... 14 13,671
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.56%
,
 10/14/24 .................. 219 213,691
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 08/02/28
(i)
................. 264 260,372
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.81%
,
 09/22/28 . 99 97,765
4,158,694
Commercial Services & Supplies — 0.6%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.25%
,
 05/12/28 .................. 769 756,360
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 3 Month +
4.00%), 4.50% - 4.78%
,
 02/15/29 ....... 169 167,099
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 03/11/25 .................. 43 42,097
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
2.96%
,
 04/06/28 .................. 181 177,923
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 2.21%
,
 09/07/27 . 462 456,607
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25% - 5.26%
,
 06/21/24 ............ 1,258 1,197,610
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.46%
,
 10/08/28 ...... 190 187,393
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Covanta Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 2.50%), 3.00%
,
 11/30/28 .. USD 429 $ 426,300
Covanta Holding Corp., Term Loan C, (LIBOR
USD 1 Month + 2.50%), 3.00%
,
 11/30/28 .. 32 32,156
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 05/30/25 . 27 26,829
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.75%
,
 09/19/26
(i)
................. 234 231,983
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 5.50%
,
 10/29/28 ............ 273 269,264
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ............ 112 111,030
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.26%
,
 07/30/25 .................. 346 335,165
Tempo Acquisition LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 08/31/28 . 1,101 1,092,590
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 .................. 123 122,437
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 5.50%
,
 07/30/28 ............ 308 303,212
5,936,055
Communications Equipment — 0.1%
Viasat, Inc., Term Loan, (LIBOR USD 1 Month +
4.50%), 5.00%
,
 03/02/29
(a)
........... 560 556,827
Construction & Engineering — 0.1%
(a)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.46%
,
 01/21/28 ............ 375 371,369
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 05/12/28 .................. 394 389,313
760,682
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.46%
,
 01/15/27 ............ 413 407,190
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 .................. 307 301,672
New AMI I LLC, 1st Lien Term Loan, 03/08/29
(m)
203 195,134
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.79%
,
 09/22/28 . 302 301,387
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 3.30% -
4.01%
,
 05/29/26 .................. 166 162,337
1,367,720
Containers & Packaging — 0.3%
(a)
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 .................. 1,131 1,123,948
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 03/02/28 . 220 219,679
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.71%
,
 04/03/24 .................. 932 917,904
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.71%
,
 02/05/26 . 245 238,337

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.46%
,
 07/31/26 . USD 136 $ 132,758
Tosca Services LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.25%
,
 08/18/27
(i)
...... 461 449,943
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, (LIBOR USD 3 Month + 0.00%),
4.00% - 4.50%
,
 09/15/28 ............ 18 17,820
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 1 Month + 4.00%),
4.50%
,
 09/15/28 .................. 203 199,869
3,300,258
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.25%
,
 10/28/27
(a)
102 100,701
Diversified Consumer Services — 0.4%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 12/11/28 .................. 815 804,974
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 12/10/29 .................. 153 151,852
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.75%
,
 11/24/28 .................. 184 181,246
Frontdoor, Inc., Term Loan B, (LIBOR USD 1
Month + 2.25%), 2.71%
,
 06/17/28 ...... 114 112,711
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.50%
,
 12/22/25 .................. 696 643,086
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 806 835,251
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 .................. 111 109,031
Reynolds Consumer Products LLC, Term
Loan, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 02/04/27 .................. 16 15,463
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 5.80% -
6.51%
,
 08/04/25 .................. 108 99,682
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 5.00%
,
 01/15/27 ............ 614 612,849
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 07/20/28 .................. 117 115,992
3,682,137
Diversified Financial Services — 1.4%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 02/16/28 . 84 82,764
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.96%
,
 07/31/26 .................. 475 472,026
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 03/10/28
(i)
. 246 245,313
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.56%
,
 10/30/26 ...... 78 77,272
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ...... 392 388,392
Castlelake Aviation One DAC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.58%
,
 10/22/26 .................. 617 599,229
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 ..... USD 1,484 $ 1,469,482
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 1,120 1,113,199
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28
(i)
................. 183 182,543
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 10/01/27
(i)
................. 976 973,368
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.21%
,
 07/11/25 .................. 176 174,076
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... 1,025 999,281
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 0.00%),
4.50%
,
 12/17/27 .................. 542 528,136
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.76%
,
 11/02/27 .. 77 76,510
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 10/23/28 ..... 1,157 1,144,603
Mercury Borrower, Inc., 1st Lien Term Loan,
08/02/28
(m)
...................... 1,048 1,039,199
Mercury Borrower, Inc., 2nd Lien Term Loan,
08/02/29
(i)(m)
..................... 103 102,025
OLA Netherlands BV, Term Loan, (LIBOR USD
3 Month + 6.25%), 7.00%
,
 12/15/26 ..... 159 153,250
PECF USS Intermediate Holding III Corp., Term
Loan, 12/15/28
(m)
.................. 309 306,112
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.00%
,
 09/25/26 ..... 460 455,424
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/08/28 .................. 70 66,894
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 3 Month + 2.00%),
3.01%
,
 11/05/28 .................. 264 259,821
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.80% -
2.96%
,
 01/23/25 .................. 218 209,481
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. 386 380,530
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 6.01% - 6.99%
,
 05/29/26 ....... 500 441,061
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 1.50%),
2.51%
,
 02/28/25 .................. 96 99,739
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.40%
,
 01/31/29 .................. 65 64,052
Veritas US, Inc., Term Loan B, 09/01/25
(m)
... 1,015 947,154
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.46%
,
 02/28/27 ...... 1,161 1,148,353
White Cap Supply Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 10/19/27 .................. 247 244,088

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.90%
,
 04/30/28 .................. USD 213 $ 209,573
14,652,950
Diversified Telecommunication Services — 0.4%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
2.99%, 07/15/25 ................ 15 14,604
(LIBOR USD 3 Month + 2.75%),
2.99%, 01/31/26 ................ 507 487,652
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.51%
,
 08/14/26 ..... 981 961,390
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 .. 36 35,052
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 .................. 54 50,659
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.81%
,
 05/01/28 .................. 170 167,156
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 3.25%
,
 11/04/26 .. 319 316,380
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.21%
,
 03/01/27 . 169 165,672
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 5.00%
,
 09/01/28 . 169 167,517
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
3.65%
,
 01/31/29 .................. 144 143,011
Zayo Group Holdings, Inc., Term Loan,
03/09/27
(m)
...................... 2,026 1,969,774
4,478,867
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.46%
,
 01/15/25 .................. 34 33,386
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.21%
,
 12/13/25 . 104 95,866
129,252
Electrical Equipment — 0.2%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 06/23/28 .................. 383 377,718
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25 . 27 27,044
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.96%
,
 09/13/24 . 1,433 1,414,129
1,818,891
Electronic Equipment, Instruments & Components — 0.0%
II-VI, Inc., Term Loan B, 12/08/28
(a)(i)(m)
...... 295 292,788
Entertainment — 0.4%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1, 04/22/26
(m)
................... 220 196,084
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 07/21/28 . 462 452,028
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. 619 609,443
Live Nation Entertainment, Inc., Term Loan B4,
10/19/26
(m)
...................... 604 588,929
Security
Par (000)
Par (000) Value
Entertainment (continued)
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 3.21%
,
 03/13/28 . USD 412 $ 405,193
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.71%
,
 05/30/25 .................. 39 38,674
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 3.21%
,
 05/18/25 ...... 1,015 995,775
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.58%
,
 01/20/28 . 463 458,244
3,744,370
Equity Real Estate Investment Trusts (REITs) — 0.0%
(a)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.21%
,
 08/21/25 .................. 208 204,760
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.46%
,
 05/11/24 .. 38 37,232
241,992
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.46%
,
 05/23/25 . 57 55,033
US Foods, Inc., Term Loan B
 09/13/26
(m)
...................... 372 364,004
(LIBOR USD 3 Month + 2.75%),
3.26%, 11/22/28 ................ 209 206,766
625,803
Food Products — 0.5%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B4, 11/19/26
(m)
................... 530 517,673
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.21%
,
 10/01/25 .................. 346 298,891
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.96%
,
 10/10/26 ...... 24 23,824
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 4.50%
,
 10/25/27 ........... 1,100 1,079,624
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.71%
,
 01/29/27 .................. 714 699,782
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 .................. 248 244,527
JBS USA Lux SA, Term Loan, (LIBOR USD 3
Month + 2.00%), 2.80%
,
 05/01/26 ...... 41 40,731
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
2.76%
,
 05/15/24 .................. 464 458,108
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/08/28 .................. 200 197,247
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.51%
,
 03/31/28 .................. 1,316 1,281,686
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.46%
,
 01/20/28 .................. 615 605,097
5,447,190

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.51%
,
 11/03/28 .. USD 767 $ 756,853
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28
(i)
...... 230 228,226
985,079
Health Care Providers & Services — 0.5%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan,
07/24/26
(m)
...................... 833 820,955
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.51% - 5.00%
,
 09/29/28 ............ 209 206,796
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/01/28 .................. 924 913,190
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.21%
,
 10/10/25 . 418 276,400
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
4.76%, 02/18/27 ................ 164 161,785
(LIBOR USD 3 Month + 3.75%),
4.76%, 11/15/28 ................ 70 69,170
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.76%
,
 11/15/29 .................. 78 77,361
EyeCare Partners LLC, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.76%
,
 11/15/28 .................. 18 17,293
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.51%
,
 03/05/26
(i)
. 245 219,523
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 11/01/28 .................. 484 479,570
Medical Solutions Holdings, Inc., Delayed Draw
1st Lien Term Loan, (LIBOR USD 3 Month +
0.00%), 3.50%
,
 11/01/28 ............. 92 91,347
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.23%
,
 06/30/25 .................. 426 424,120
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 .................. 4 3,925
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27 .................. 258 255,307
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 01/08/27 .................. 302 300,847
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 12/22/28 . 471 468,049
4,785,638
Health Care Technology — 0.3%
(a)
Athenahealth Group Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 02/15/29 . 672 663,764
Athenahealth, Inc., Delayed Draw Term Loan,
02/15/29
(m)
...................... 114 112,494
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.50%
,
 03/01/24 .................. 770 764,401
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 3.21%
,
 10/10/25 ..... 244 241,469
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.50%
,
 06/02/28 .................. USD 458 $ 454,426
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.46%
,
 08/27/25 . 496 493,154
2,729,708
Hotels, Restaurants & Leisure — 0.4%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.21%
,
 02/02/26 .................. 59 57,345
Bally's Corp., Facility Term Loan B, 10/02/28
(m)
154 153,250
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
3.21%
,
 12/23/24 .................. 263 261,055
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
3.96%
,
 07/21/25 .................. 503 500,680
Churchill Downs, Inc., Facility Term Loan
B, (LIBOR USD 1 Month + 2.00%),
2.46%
,
 12/27/24 .................. 329 323,983
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.46%
,
 03/17/28 . 67 66,254
Fertitta Entertainment LLC, Term Loan B,
01/27/29
(m)
...................... 908 902,298
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 3.26%
,
 07/21/26 . 231 229,226
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.21%
,
 11/30/23 .................. 74 74,111
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 1 Month + 12.00%),
13.00%
,
 10/04/23
(i)
................. 11 11,710
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.76%
,
 02/05/25 ..... 511 506,243
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 . 554 545,045
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
3.21%
,
 08/14/24 .................. 51 50,593
Station Casinos LLC, Facility Term Loan B1,
02/08/27
(m)
...................... 308 303,814
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 08/03/28 ..... 420 414,438
4,400,045
Household Durables — 0.2%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 05/17/28 . 628 565,077
Hunter Douglas Holding BV, Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 02/26/29 .................. 514 503,077
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.51%
,
 12/08/28 . 309 303,169
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 10/06/28 .................. 160 154,933
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/27 .................. 137 131,997
1,658,253

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Household Products — 0.1%
(a)
Diamond (BC) BV, Term Loan, 09/29/28
(m)
... USD 564 $ 551,471
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.46%
,
 08/04/28 . 192 189,114
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28 . 43 41,958
782,543
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.46%
,
 08/12/26 ...... 54 53,438
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%
,
 12/15/27 .................. 272 269,316
322,754
Industrial Conglomerates — 0.1%
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.21%
,
 03/31/25
(a)
.... 857 843,549
Insurance — 0.6%
(a)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.71%
,
 05/09/25 .................. 420 414,704
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 11/05/27 .................. 954 946,915
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 ..... 772 758,517
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
3.96%, 02/12/27 ................ 286 282,025
(LIBOR USD 1 Month + 3.50%),
4.00%, 02/12/27 ................ 69 68,280
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.71%
,
 01/31/28 . 559 547,261
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 5.71%
,
 01/20/29 . 289 282,136
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 3.58%
,
 11/03/23 ....... 23 22,920
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.46%
,
 11/03/24 ....... 429 422,997
Hub International Ltd., Term Loan, 04/25/25
(m)
. 793 782,929
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 . 368 365,759
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 3.71%
,
 02/15/27 ............ 51 49,758
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 . 101 100,610
Sedgwick Claims Management Services, Inc.,
Term Loan
 12/31/25
(m)
...................... 587 580,469
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 29 28,889
USI, Inc., Term Loan, (LIBOR USD 3 Month +
3.00%), 4.01%
,
 05/16/24 ............ 772 766,528
6,420,697
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2,
06/26/28
(m)
...................... 411 403,978
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ...... 332 326,118
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. USD 433 $ 428,377
1,158,473
Internet & Direct Marketing Retail — 0.0%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 11/08/27 .................. 153 152,254
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 4.75%
,
 02/12/27
(i)
.......... 50 49,377
201,631
IT Services — 0.4%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
09/19/24
(m)
...................... 112 110,769
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.51%
,
 09/19/25 .................. 48 47,663
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.46%
,
 10/30/26 .................. 1,111 1,097,805
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 132 134,475
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 . 245 242,846
FleetCor Technologies Operating Co. LLC, Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 04/28/28 .................. 411 403,844
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.45%
,
 08/10/27 .................. 287 284,313
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 1 Month + 4.75%), 5.21%
,
 04/01/28 . 167 165,211
Maximus, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.50%
,
 05/28/28 ...... 170 168,127
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.96%
,
 02/12/27 ............ 739 722,972
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 04/16/25 .................. 16 15,999
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 . 174 172,158
Trader Interactive LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 07/28/28
(i)
. 103 101,604
Trans Union LLC, Term Loan B5, 11/16/26
(m)
.. 168 165,051
Venga Finance SARL, Term Loan, (LIBOR USD
1 Month + 0.00%), 0.00%
,
 12/04/28 ..... 117 113,308
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 02/11/28
(i)
...... 163 161,716
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.71%
,
 03/31/28 ........... 105 103,535
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.46%
,
 02/02/26 . 40 39,800
4,251,196
Leisure Products — 0.0%
Fender Musical Instruments Corp., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.50%
,
 12/01/28
(a)
................. 154 152,149

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.4%
(a)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 11/21/24 .. USD 29 $ 28,626
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 2.75%
,
 11/08/27 .. 768 760,620
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28
(i)
................. 395 394,360
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 .................. 807 802,901
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.25%),
3.31%, 07/03/28 ................ 530 526,783
Maravai Intermediate Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.00%),
3.14%
,
 10/19/27
(i)
................. 164 163,140
Phoenix Newco, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 11/15/28 .................. 923 915,065
3,591,495
Machinery — 0.5%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 5.75%
,
 07/31/26 . 385 380,989
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 10/13/28 . 122 119,918
Clark Equipment Co., Term Loan, (LIBOR USD
3 Month + 2.25%), 3.26%
,
 05/18/24 ..... 204 203,143
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.81%
,
 05/14/28 . 62 60,961
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 10/21/28 ..... 222 219,662
Fluidra SA, Term Loan, (LIBOR USD 1 Month +
2.00%), 2.50%
,
 01/29/29 ............ 66 65,226
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 3.25%
,
 03/31/27 ..... 248 244,630
Husky Injection Molding Systems Ltd., Term
Loan, 03/28/25
(m)
.................. 1,266 1,236,972
Ingersoll-Rand Services Co., Term Loan B1,
03/01/27
(m)
...................... 89 87,259
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 4.52%
,
 06/21/28 ...... 1,402 1,379,514
SPX Flow, Inc., Term Loan, 03/16/29
(m)
..... 305 296,866
TK Elevator Midco GmbH, Facility Term Loan
B1, 07/30/27
(m)
................... 384 380,155
Vertiv Group Corp., Term Loan B, 03/02/27
(m)
. 790 768,912
Zurn LLC, 1st Lien Term Loan B, (LIBOR USD 1
Month + 2.25%), 2.75%
,
 10/04/28 ...... 29 28,734
5,472,941
Media — 0.6%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.50%
,
 03/03/25
(a)
................. 980 922,040
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(n)
................. 85 97,482
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 04/30/25
(a)
................. 130 128,998
Clear Channel Outdoor Holdings, Inc., Term
Loan B, 08/21/26
(a)(m)
............... 1,232 1,209,359
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
3.96%
,
 12/17/26
(a)
................. 190 186,962
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC, Term Loan
(a)
(LIBOR USD 1 Month + 2.25%),
2.65%, 07/17/25 ................ USD 32 $ 31,344
(LIBOR USD 1 Month + 2.50%),
2.90%, 04/15/27 ................ 591 580,019
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.75%
,
 08/02/27
(a)
751 749,027
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.06%
,
 11/12/27
(a)
................. 155 152,761
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28
(a)
56 55,250
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................. 439 417,002
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.71%
,
 03/24/25
(a)
................. 209 205,931
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(i)
... 668 661,320
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.90%
,
 01/31/28
(a)
................. 133 131,204
Voyage Digital Ltd., Term Loan B, 03/03/29
(a)(i)(m)
221 216,580
5,745,279
Metals & Mining — 0.1%
(a)
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.01%
,
 03/08/24 .................. 1,134 1,063,499
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 03/16/27 .................. 311 304,887
1,368,386
Oil, Gas & Consumable Fuels — 0.3%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25
(i)
........... 46 49,105
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 02/07/25 . 577 566,924
Freeport LNG investments LLLP, Term Loan B,
12/21/28
(m)
...................... 621 615,898
Lucid Energy Group II Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 11/24/28 .................. 616 609,936
Medallion Midland Acquisition LLC, Term Loan,
10/18/28
(m)
...................... 462 456,516
Oryx Midstream Services Permian Basin LLC,
Term Loan, 10/05/28
(m)
.............. 772 764,843
3,063,222
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, 10/01/26
(a)(m)
.............. 989 981,881
Pharmaceuticals — 0.3%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 05/04/25 .................. 315 309,372
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.46%
,
 06/02/25 . 336 332,510
Bausch Health Cos., Inc., Term Loan B,
01/27/27
(m)
...................... 553 546,779
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 2.21%
,
 08/01/27 . 261 256,292

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.46%
,
 11/15/27 .................. USD 198 $ 194,632
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 05/05/28 . 362 360,589
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
7.50%
,
 11/01/29 .................. 110 105,600
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 3.56%
,
 06/02/28 ...... 241 239,535
Precision Medicine Group LLC, Delayed Draw
Term Loan, (LIBOR USD 3 Month + 0.00%),
3.75%
,
 11/18/27 .................. 63 61,835
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.01%
,
 11/18/27 .................. 554 542,030
2,949,174
Professional Services — 0.4%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ...... 925 909,246
CoreLogic, Inc., 1st Lien Term Loan, 06/02/28
(m)
1,230 1,213,631
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.70%
,
 02/06/26 .................. 811 802,530
Dun & Bradstreet Corp. (The), Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.56%
,
 01/18/29
(i)
................. 157 155,430
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 2.75%
,
 12/01/28 ..... 857 849,677
3,930,514
Road & Rail — 0.1%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.96%
,
 02/25/27
(a)
754 750,175
Semiconductors & Semiconductor Equipment — 0.0%
(a)
ON Semiconductor Corp., Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.46%
,
 09/19/26 .................. 31 31,208
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 2.75%
,
 12/02/28 ...... 113 112,828
144,036
Software — 1.8%
(a)
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.73%
,
 02/12/25 .................. 829 824,093
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.76%
,
 10/02/25 . 770 765,051
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 3 Month + 2.25%),
3.26%
,
 09/21/28 .................. 326 322,594
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 10/08/28 . 1,111 1,095,724
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 6.50%
,
 10/08/29
(i)
. 276 271,170
ConnectWise LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.00%
,
 09/29/28 ...... 220 218,684
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 10/16/28
(i)
................. 232 229,390
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 12/01/27 . 386 379,403
Security
Par (000)
Par (000) Value
Software (continued)
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 . USD 40 $ 39,133
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.00%
,
 02/04/28 ........... 47 46,087
Greeneden US Holdings I LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%), 4.75% -
4.98%
,
 12/01/27 .................. 1,340 1,336,257
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
5.25%
,
 03/11/28 .................. 292 289,380
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 10/27/28 ...... 1,169 1,155,359
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.27%
,
 10/30/28
(i)
. 139 138,305
Magenta Buyer LLC, 1st Lien Term Loan,
07/27/28
(m)
...................... 1,389 1,376,432
Magenta Buyer LLC, 2nd Lien Term Loan,
07/27/29
(m)
...................... 545 538,772
McAfee Corp., Term Loan B1, (LIBOR USD 1
Month + 4.00%), 4.50%
,
 03/01/29 ...... 841 833,641
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24 . 593 585,740
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.71%
,
 02/23/29 . 283 279,816
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 12/17/27 .................. 552 544,437
Proofpoint, Inc., 1st Lien Term Loan, 08/31/28
(m)
1,385 1,368,515
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28 . 1,782 1,759,272
Severin Acquisition LLC, 1st Lien Term Loan,
08/01/25
(m)
...................... 386 381,084
Sophia LP, 1st Lien Term Loan B, 10/07/27
(m)
. 384 380,195
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 04/16/25 .................. 13 12,988
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.71%
,
 03/03/28 .................. 583 580,921
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
4.21%, 05/04/26 ................ 409 404,787
(LIBOR USD 3 Month + 3.75%),
4.76%, 05/04/26 ................ 1,538 1,531,011
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 6.21%
,
 05/03/27 ...... 376 372,078
18,060,319
Specialty Retail — 0.4%
(a)
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 03/31/26 . 168 165,428
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 05/04/28 ............ 498 494,637
MED ParentCo. LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.71%
,
 08/31/26 . 385 380,454
Optiv, Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ...... 121 118,436
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 1,534 1,527,495
Restoration Hardware, Inc., Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.00%
,
 10/20/28 . 209 204,809
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.50%), 4.00% - 4.02%
,
 06/02/28 1,189 1,173,380

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.68%
,
 12/21/27 .................. USD 261 $ 258,650
4,323,289
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.46%
,
 07/23/26
(a)
................. 206 199,923
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, 02/20/29
(m)
........ 375 365,224
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/24/28 .................. 140 138,253
503,477
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
2.71%
,
 05/19/28 .................. 464 456,178
Core & Main LP, Term Loan B, (LIBOR USD 1
Month + 2.50%), 2.95%
,
 07/27/28 ...... 1,390 1,375,936
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.50%), 4.00%
,
 06/02/28 ..... 210 206,980
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24 . 37 35,113
TMK Hawk Parent Corp., Term Loan B,
(LIBOR USD 1 Month + 0.00%), 0.00% -
4.50%
,
 08/28/24 .................. 120 101,583
2,175,790
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 09/22/28 .................. 110 108,165
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 09/21/29 .................. 45 44,634
152,799
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.50%
,
 05/27/24 .................. 555 526,947
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 04/30/28 .................. 123 122,020
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 .................. 102 100,276
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 2.21%
,
 04/11/25 .. 289 285,012
1,034,255
Total Floating Rate Loan Interests — 14.6%
(Cost: $151,330,379) .............................. 149,597,958
Foreign Agency Obligations
Mexico — 0.1%
Petroleos Mexicanos, 7.69%
,
01/23/50 ..... 360 313,200
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(b)
.... USD 200 $ 183,000
Total Foreign Agency Obligations — 0.1%
(Cost: $533,725) ................................. 496,200
Shares
Shares
Investment Companies
(o)
BlackRock Allocation Target Shares- BATS
Series A ........................ 6,885,757 66,585,274
BlackRock Floating Rate Income Portfolio,
Class K Shares ................... 3,093,805 30,350,222
BlackRock GNMA Portfolio, Class K Shares .. 3,445,193 30,042,089
BlackRock High Yield Bond Portfolio, Class K
Shares ......................... 2,516,455 18,722,425
iShares Core Dividend Growth ETF ....... 457,086 24,412,963
iShares U.S. Real Estate ETF ........... 131,319 14,211,342
Total Investment Companies — 18.0%
(Cost: $187,493,177) .............................. 184,324,315
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
(b)
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)
.............. 997 983,958
MFRA Trust, Series 2022-CHM1, Class A1,
3.88%, 09/25/56
(k)
................. 1,000 986,970
1,970,928
Total Non-Agency Mortgage-Backed Securities — 0.2%
(Cost: $1,997,444) ............................... 1,970,928
Beneficial Interest
(000)
Other Interests
(p)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(h)(i)
....... 471 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Par (000)
Par (000)
Preferred Securities
Capital Trusts — 1.9%
Banks — 0.7%
(a)(f)
Bank of America Corp.
Series JJ, (LIBOR USD 3 Month + 3.29%),
5.12% ....................... 900 906,750
Series RR, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.76%),
4.38% ....................... 650 610,870
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00% ...... 1,063 1,052,370
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 225 216,000
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ....................... 10 9,369
JPMorgan Chase & Co.
Series FF, (SOFR + 3.38%), 5.00% ..... 1,369 1,364,448

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Series HH, (SOFR + 3.13%), 4.60% ..... USD 490 $ 472,238
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ......................... 800 720,400
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ......................... 380 343,900
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ....................... 570 574,275
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ....................... 375 391,800
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ....................... 925 886,659
7,549,079
Capital Markets — 0.5%
(a)(f)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% . 775 736,250
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ....................... 1,100 1,053,250
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00% ....................... 760 682,571
Goldman Sachs Group, Inc. (The)
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ....................... 275 280,583
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ....................... 284 283,460
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ....................... 600 556,125
Series O, (LIBOR USD 3 Month + 3.83%),
5.30% ....................... 600 611,400
4,203,639
Consumer Finance — 0.3%
(a)(f)
Ally Financial, Inc., Series B, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.87%), 4.70% .................. 1,200 1,129,572
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ........ 725 700,785
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% . 631 661,099
2,491,456
Diversified Financial Services — 0.0%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(f)
............. 475 471,437
Electric Utilities — 0.1%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(f)
............. 1,250 1,205,937
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(f)
...................... 94 91,532
Security
Par (000)
Par (000) Value
Insurance — 0.1%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(f)
................ USD 950 $ 936,890
Multi-Utilities — 0.0%
Sempra Energy, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.55%),
4.88%
(a)(f)
....................... 450 452,250
Oil, Gas & Consumable Fuels — 0.2%
(a)(f)
Energy Transfer LP
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ....................... 146 130,670
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ....................... 1,650 1,608,750
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% ... 86 63,855
1,803,275
Total Capital Trusts — 1.9%
(Cost: $19,965,176) ............................... 19,205,495
Shares
Shares
Preferred Stocks — 0.1%
Consumer Finance — 0.0%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 2.62%
(a)(f)
................. 2,500 148,875
Insurance — 0.0%
Allstate Corp. (The), Series H, 5.10%
(f)
..... 15,000 372,600
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(f)
........... 25,000 619,000
Total Preferred Stocks — 0.1%
(Cost: $1,170,581) ............................... 1,140,475
Trust Preferreds — 0.0%
Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
4.05%, 12/21/65
(a)(b)
................ 100,000 79,000
Total Trust Preferreds — 0.0%
(Cost: $95,250) ................................. 79,000
Total Preferred Securities — 2.0%
(Cost: $21,231,007) ............................... 20,424,970
Warrants
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(c)
..... 52 748
Total Warrants — 0.0%
(Cost: $0) ..................................... 748
Total Long-Term Investments — 97.9%
(Cost: $1,023,945,810) ............................ 1,001,541,249

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21%
(o)(q)
.................. 20,906,808 $ 20,906,808
Total Short-Term Securities — 2.0%
(Cost: $20,906,808) ............................... 20,906,808
Total Investments — 99.9%
(Cost: $1,044,852,618 ) ............................ 1,022,448,057
Other Assets Less Liabilities — 0.1% .................... 1,398,725
Net Assets — 100.0% ............................... $ 1,023,846,782
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Convertible security.
(e)
Zero-coupon bond.
(f)
Perpetual security with no stated maturity date.
(g)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Rounds to less than 1,000.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Fixed rate.
(o)
Affiliate of the Fund.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Annualized 7-day yield as of period end.

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 35,824,234 $ — $ (14,917,426) $ — $ — $ 20,906,808 20,906,808 $ 2,861 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)(b)
......... 35,553,336 — (35,553,336) (796) 796 — — 5,043
(c)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 68,719,858 — — — (2,134,584) 66,585,274 6,885,757 — —
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 20,171,128 10,579,473 — — (400,379) 30,350,222 3,093,805 246,788 —
BlackRock GNMA Portfolio, Class
K Shares .............. — 31,623,018 — — (1,580,929) 30,042,089 3,445,193 121,445 —
BlackRock High Yield Bond
Portfolio, Class K Shares ... — 19,719,501 — (2) (997,074) 18,722,425 2,516,455 216,929 —
iShares Core Dividend Growth
ETF .................. 20,580,329 10,304,443 (5,132,950) 912,505 (2,251,364) 24,412,963 457,086 119,752 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
..... 19,892,139 — (19,880,607) 516,578 (528,110) — — — —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
..... 9,426,678 — (9,325,762) 195,698 (296,614) — — — —
iShares MBS ETF
(b)
......... 31,749,432 — (31,627,717) (469,621) 347,906 — — — —
iShares U.S. Real Estate ETF .. 15,251,389 — — — (1,040,047) 14,211,342 131,319 56,809 —
$ 1,154,362 $ (8,880,399) $ 205,231,123 $ 769,627 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 105 06/17/22 $ 23,786 $ 890,054
U.S. Treasury Long Bond .................................................... 36 06/21/22 5,409 49,759
U.S. Treasury 2 Year Note .................................................... 21 06/30/22 4,447 (15,730)
924,083
Short Contracts
GBP Currency ............................................................ 165 06/13/22 13,541 96,087
JPY Currency ............................................................ 7 06/13/22 721 43,505
U.S. Treasury 10 Year Note ................................................... 9 06/21/22 1,105 41,340
U.S. Treasury Ultra Bond .................................................... 41 06/21/22 7,269 289,203
U.S. Treasury 5 Year Note .................................................... 292 06/30/22 33,448 925,586
1,395,721
$ 2,319,804
Glossary of Terms Used in this Report
Currency Abbreviation
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 81,368,831 $ — $ 81,368,831
Common Stocks
Banks ............................................... 3,553,468 1,915,800 — 5,469,268
Beverages ........................................... — 2,049,983 — 2,049,983
Biotechnology ......................................... 2,340,868 — — 2,340,868
Building Products ....................................... 1,341 — — 1,341
Capital Markets ........................................ 2,646,628 — — 2,646,628
Chemicals ............................................ — 850,577 — 850,577
Consumer Finance ...................................... 1,514,131 — — 1,514,131
Diversified Telecommunication Services ........................ 2,015,847 92,121 — 2,107,968
Electric Utilities ........................................ — 2,185,053 — 2,185,053
Electrical Equipment ..................................... — 1,691,160 — 1,691,160
Electronic Equipment, Instruments & Components ................. 1,217,197 — — 1,217,197
Energy Equipment & Services .............................. 816,822 — — 816,822
Food & Staples Retailing .................................. 937,316 — — 937,316
Health Care Equipment & Supplies ........................... 2,102,059 — — 2,102,059
Health Care Providers & Services ............................ 2,007,242 — — 2,007,242
Household Durables ..................................... — 1,029,666 — 1,029,666
Household Products ..................................... — 2,344,725 — 2,344,725
Insurance ............................................ 1,639,561 3,726,037 — 5,365,598
IT Services ........................................... 4,913,744 640,623 — 5,554,367
Leisure Products ....................................... 1,806,991 — — 1,806,991
Machinery ............................................ 1,566,317 — — 1,566,317
Media ............................................... 1,961,337 — — 1,961,337
Oil, Gas & Consumable Fuels ............................... 856,397 — — 856,397
Personal Products ...................................... 1,620,576 — — 1,620,576
Pharmaceuticals ....................................... — 7,550,645 — 7,550,645

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Professional Services .................................... $ — $ 2,549,920 $ — $ 2,549,920
Semiconductors & Semiconductor Equipment .................... 1,200,510 3,151,178 — 4,351,688
Software ............................................. 4,653,803 — — 4,653,803
Technology Hardware, Storage & Peripherals .................... — 820,404 — 820,404
Textiles, Apparel & Luxury Goods ............................ — 4,249,829 — 4,249,829
Tobacco ............................................. 1,565,322 — — 1,565,322
Trading Companies & Distributors ............................ — 1,431,345 — 1,431,345
Wireless Telecommunication Services ......................... — 1,137,696 — 1,137,696
Corporate Bonds
Aerospace & Defense .................................... — 7,884,830 — 7,884,830
Air Freight & Logistics .................................... — 487,797 — 487,797
Airlines .............................................. — 4,157,861 — 4,157,861
Auto Components ...................................... — 3,961,370 — 3,961,370
Automobiles .......................................... — 8,791,336 — 8,791,336
Banks ............................................... — 64,297,926 — 64,297,926
Beverages ........................................... — 2,962,010 — 2,962,010
Biotechnology ......................................... — 5,379,998 — 5,379,998
Building Products ....................................... — 1,511,450 — 1,511,450
Capital Markets ........................................ — 26,466,815 — 26,466,815
Chemicals ............................................ — 5,930,253 — 5,930,253
Commercial Services & Supplies ............................. — 5,999,617 — 5,999,617
Communications Equipment ................................ — 2,523,666 — 2,523,666
Construction & Engineering ................................ — 359,812 — 359,812
Consumer Finance ...................................... — 16,275,928 — 16,275,928
Containers & Packaging .................................. — 5,569,601 — 5,569,601
Distributors ........................................... — 120,926 — 120,926
Diversified Consumer Services .............................. — 1,148,076 — 1,148,076
Diversified Financial Services ............................... — 3,801,680 — 3,801,680
Diversified Telecommunication Services ........................ — 19,099,483 — 19,099,483
Electric Utilities ........................................ — 17,492,650 — 17,492,650
Electrical Equipment ..................................... — 465,021 — 465,021
Electronic Equipment, Instruments & Components ................. — 685,034 — 685,034
Energy Equipment & Services .............................. — 1,994,368 — 1,994,368
Entertainment ......................................... — 1,891,165 — 1,891,165
Equity Real Estate Investment Trusts (REITs) .................... — 14,094,820 — 14,094,820
Food & Staples Retailing .................................. — 1,614,425 — 1,614,425
Food Products ......................................... — 3,160,961 — 3,160,961
Gas Utilities ........................................... — 699,346 — 699,346
Health Care Equipment & Supplies ........................... — 3,007,079 — 3,007,079
Health Care Providers & Services ............................ — 15,152,489 — 15,152,489
Health Care Technology .................................. — 202,209 — 202,209
Hotels, Restaurants & Leisure .............................. — 11,926,495 — 11,926,495
Household Durables ..................................... — 1,562,847 — 1,562,847
Household Products ..................................... — 349,617 — 349,617
Independent Power and Renewable Electricity Producers ............ — 1,912,528 — 1,912,528
Industrial Conglomerates .................................. — 858,117 — 858,117
Insurance ............................................ — 9,507,545 — 9,507,545
Interactive Media & Services ............................... — 811,175 — 811,175
Internet & Direct Marketing Retail ............................ — 2,210,358 — 2,210,358
IT Services ........................................... — 7,604,904 — 7,604,904
Leisure Products ....................................... — 359,321 — 359,321
Life Sciences Tools & Services .............................. — 659,509 — 659,509
Machinery ............................................ — 2,286,482 — 2,286,482
Marine .............................................. — 115,159 — 115,159
Media ............................................... — 18,273,194 — 18,273,194
Metals & Mining ........................................ — 3,900,074 — 3,900,074
Mortgage Real Estate Investment Trusts (REITs) .................. — 110,464 — 110,464
Multiline Retail ......................................... — 180,099 — 180,099
Multi-Utilities .......................................... — 2,478,404 — 2,478,404
Oil, Gas & Consumable Fuels ............................... — 36,541,881 — 36,541,881
Paper & Forest Products .................................. — 535,085 — 535,085
Personal Products ...................................... — 793,401 — 793,401
Pharmaceuticals ....................................... — 7,206,615 — 7,206,615
Professional Services .................................... — 785,389 — 785,389
Real Estate Management & Development ....................... — 861,850 — 861,850
Road & Rail ........................................... — 8,048,590 — 8,048,590

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Semiconductors & Semiconductor Equipment .................... $ — $ 7,345,431 $ — $ 7,345,431
Software ............................................. — 10,784,653 — 10,784,653
Specialty Retail ........................................ — 6,411,991 — 6,411,991
Technology Hardware, Storage & Peripherals .................... — 2,461,828 — 2,461,828
Textiles, Apparel & Luxury Goods ............................ — 210,980 — 210,980
Thrifts & Mortgage Finance ................................ — 1,332,590 — 1,332,590
Tobacco ............................................. — 4,344,251 — 4,344,251
Trading Companies & Distributors ............................ — 4,212,736 — 4,212,736
Wireless Telecommunication Services ......................... — 7,108,695 — 7,108,695
Equity-Linked Notes ...................................... — 73,720,800 — 73,720,800
Floating Rate Loan Interests
Aerospace & Defense .................................... — 4,584,007 — 4,584,007
Air Freight & Logistics .................................... — 109,423 — 109,423
Airlines .............................................. — 2,898,952 — 2,898,952
Auto Components ...................................... — 2,725,045 — 2,725,045
Automobiles .......................................... — 648,303 — 648,303
Beverages ........................................... — 940,213 — 940,213
Building Products ....................................... — 2,217,650 — 2,217,650
Capital Markets ........................................ — 1,040,518 — 1,040,518
Chemicals ............................................ — 3,844,545 314,149 4,158,694
Commercial Services & Supplies ............................. — 5,704,072 231,983 5,936,055
Communications Equipment ................................ — 556,827 — 556,827
Construction & Engineering ................................ — 760,682 — 760,682
Construction Materials .................................... — 1,367,720 — 1,367,720
Containers & Packaging .................................. — 2,850,315 449,943 3,300,258
Distributors ........................................... — 100,701 — 100,701
Diversified Consumer Services .............................. — 3,682,137 — 3,682,137
Diversified Financial Services ............................... — 13,149,701 1,503,249 14,652,950
Diversified Telecommunication Services ........................ — 4,478,867 — 4,478,867
Electric Utilities ........................................ — 129,252 — 129,252
Electrical Equipment ..................................... — 1,818,891 — 1,818,891
Electronic Equipment, Instruments & Components ................. — — 292,788 292,788
Entertainment ......................................... — 3,744,370 — 3,744,370
Equity Real Estate Investment Trusts (REITs) .................... — 241,992 — 241,992
Food & Staples Retailing .................................. — 625,803 — 625,803
Food Products ......................................... — 5,447,190 — 5,447,190
Health Care Equipment & Supplies ........................... — 756,853 228,226 985,079
Health Care Providers & Services ............................ — 4,566,115 219,523 4,785,638
Health Care Technology .................................. — 2,729,708 — 2,729,708
Hotels, Restaurants & Leisure .............................. — 4,388,335 11,710 4,400,045
Household Durables ..................................... — 1,658,253 — 1,658,253
Household Products ..................................... — 782,543 — 782,543
Independent Power and Renewable Electricity Producers ............ — 322,754 — 322,754
Industrial Conglomerates .................................. — 843,549 — 843,549
Insurance ............................................ — 6,420,697 — 6,420,697
Interactive Media & Services ............................... — 1,158,473 — 1,158,473
Internet & Direct Marketing Retail ............................ — 152,254 49,377 201,631
IT Services ........................................... — 3,987,876 263,320 4,251,196
Leisure Products ....................................... — 152,149 — 152,149
Life Sciences Tools & Services .............................. — 3,033,995 557,500 3,591,495
Machinery ............................................ — 5,472,941 — 5,472,941
Media ............................................... — 4,867,379 877,900 5,745,279
Metals & Mining ........................................ — 1,368,386 — 1,368,386
Oil, Gas & Consumable Fuels ............................... — 3,014,117 49,105 3,063,222
Personal Products ...................................... — 981,881 — 981,881
Pharmaceuticals ....................................... — 2,949,174 — 2,949,174
Professional Services .................................... — 3,775,084 155,430 3,930,514
Road & Rail ........................................... — 750,175 — 750,175
Semiconductors & Semiconductor Equipment .................... — 144,036 — 144,036
Software ............................................. — 17,421,454 638,865 18,060,319
Specialty Retail ........................................ — 4,323,289 — 4,323,289
Technology Hardware, Storage & Peripherals .................... — 199,923 — 199,923
Textiles, Apparel & Luxury Goods ............................ — 503,477 — 503,477
Trading Companies & Distributors ............................ — 2,175,790 — 2,175,790
Transportation Infrastructure ............................... — 152,799 — 152,799
Wireless Telecommunication Services ......................... — 1,034,255 — 1,034,255

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Foreign Agency Obligations ................................. $ — $ 496,200 $ — $ 496,200
Investment Companies .................................... 117,739,041 — — 117,739,041
Non-Agency Mortgage-Backed Securities ........................ — 1,970,928 — 1,970,928
Other Interests .......................................... — — — —
Preferred Securities
Banks ............................................... — 7,549,079 — 7,549,079
Capital Markets ........................................ — 4,203,639 — 4,203,639
Commercial Services & Supplies ............................. — 79,000 — 79,000
Consumer Finance ...................................... 148,875 2,491,456 — 2,640,331
Diversified Financial Services ............................... — 471,437 — 471,437
Electric Utilities ........................................ — 1,205,937 — 1,205,937
Independent Power and Renewable Electricity Producers ............ — 91,532 — 91,532
Insurance ............................................ 372,600 936,890 — 1,309,490
Multi-Utilities .......................................... — 452,250 — 452,250
Oil, Gas & Consumable Fuels ............................... 619,000 1,803,275 — 2,422,275
Warrants .............................................. 748 — — 748
Short-Term Securities ....................................... 20,906,808 — — 20,906,808
Unfunded Floating Rate Loan Interests
(a)
.............................. — 155 — 155
$ 180,724,549 $ 769,295,321 $ 5,843,068 $ 955,862,938
Investments Valued at NAV
(b)
..................................... 66,585,274
$ —
$ 1,022,448,212
$ —
Derivative Financial Instruments
(c)
Assets
Equity contracts ........................................... $ 890,054 $ — $ — $ 890,054
Foreign currency exchange contracts ............................ 139,592 — — 139,592
Interest rate contracts ....................................... 1,305,888 — — 1,305,888
Liabilities
Interest rate contracts ....................................... (15,730) — — (15,730)
$ 2,319,804 $ — $ — $ 2,319,804
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.